U.S. GLOBAL INVESTORS FUNDS

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1999

      U.S. GLOBAL INVESTORS FUNDS

      SEMI-ANNUAL REPORT
      (UNAUDITED)

      DECEMBER 31, 1999

      --------------------------------------------------------------------
      TABLE OF CONTENTS
      --------------------------------------------------------------------

      LETTER TO SHAREHOLDERS .........................................   1

      MANAGEMENT TEAMS' PERSPECTIVES .................................   6

      PORTFOLIOS OF INVESTMENTS ......................................  37

      STATEMENTS OF ASSETS AND LIABILITIES ...........................  82

      STATEMENTS OF OPERATIONS .......................................  86

      STATEMENTS OF CHANGES IN NET ASSETS ............................  90

      NOTES TO FINANCIAL STATEMENTS ..................................  98

      FINANCIAL HIGHLIGHTS ........................................... 106

[Graphic: USGI logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

--------------------------------------------------------------------------------
 U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

Just two years ago, the economic  outlook was rosy     [Graphic: Picture of
both  here and  abroad.  The  global  economy  was     Frank Holmes, CEO]
booming with the United States positioned as the backbone of the world's economic support system.

Then within a few months the entire picture changed. The Russian economy imploded. Japan entered a recession. Unemployment skyrocketed in Germany. And the "Asian flu" led to the near collapse of several economies, including those of Indonesia, Korea, Malaysia and Thailand. America came to the rescue with capital injections into the economies of these countries, resulting in lower interest rates and the first steps toward economic recovery.

Now, as we enter a new millennium, these economies are rebounding. Employment has improved in Germany. The Nikkei, the Japanese stock market, enjoys high returns. And for the first time in ten years, the four largest economies of the world--the United States, Japan, Germany and China--experienced positive growth.

EXPECT A BULL MARKET

The message to investors is simple--macroeconomic financial cycles continue unabated, only the names of the countries or regions change.

Those of you who have been regular readers of our quarterly Shareholder Report know that our market forecast is based on the presidential election market cycle theory. This theory holds that the economy fluctuates in fairly regular patterns over the course of each presidential term. Years one and two tend to be weak, while years three (pre-election) and four (election) offer strong returns for the stock market. In fact, as Yale Hirsch reports in the 1999 Stock Trader's Almanac, "The last two years (pre-election and election year) of the 42 administrations since 1832 produced a total net market gain of 703.2%, compared to the 235.7% gain of the first two years of these administrations."

--------------------------------------------------------------------------------
 U.S. Global Investors Funds
--------------------------------------------------------------------------------


Recent studies conclude that over the past 41 years there has been at least one thing investors have been able to count on--stocks will rise, often sharply, in the calendar year before a presidential-election year. Fred Allvine, a management professor at Georgia Tech, said on BusinessToday.com, "Since 1957, the Standard & Poor's 500 has risen 10 times out of 10 during the third year of the four-year presidential cycle through 1996. During that time, only five times each in the first and second year did the S&P show a gain. In the fourth year, the S&P rose nine times out of 10."(1)

So here we are in an election year with the Summer Olympics approaching and Y2K behind us. We believe we will see an exciting, volatile and dynamic year that will include a bull market with one or two healthy corrections. Sectors like technology and consumer cyclicals could easily have more exaggerated price gyrations of 20 to 25%.

Why? The world is demonstrating renewed economic growth and vigor. Government reforms and emerging market growth will help sustain this momentum, coupled with the wealth-generating strength of the American economy.

On the earnings front, we believe there are exciting opportunities in technology stocks, energy stocks, precious metals and basic materials like copper, nickel, aluminum and pulp and paper products.

Why energy? The world's largest economies are each net oil importers. OPEC has constrained supply while global demand has increased by 2%. Further, with Y2K behind us, companies will spend on technology to meet productivity and profit goals, a very positive and constructive scenario for natural resources funds like our Global Resources Fund.

The swift economic recovery in Korea and the other Asian nations that were affected by the "Asian flu" puts our China Region Opportunity Fund(2) in a positive position to enjoy this economic rebound. We are restructuring the portfolio to increase its exposure to the technology sector, which is in the early stages of growth. Two of our analysts, Dr. Michael Ingraham and Dr. Jerry Lu, recently visited Asia to investigate the potential for technology-related stocks in this region.

Even with the protests in Seattle at the end of the year, the world is pushing for greater trade. This time the greater macroeconomic forces favor open markets, open competition and the American business model.

--------------------------------------------------------------------------------
 U.S. Global Investors Funds
--------------------------------------------------------------------------------


Large-cap stocks, many of which are held in our All American Equity Fund, continued to drive the market in 1999. Our Equity Income Fund, which invests in companies showing strong earnings and dividend growth, is also favorably positioned to take advantage of earnings opportunities that will arise out of increasing corporate productivity and profitability.

INVESTMENT OPPORTUNITIES IN LOW RISK FUNDS

Although money market and tax-free funds did not garner the attention that was focused on the technology and Internet stock funds this year, they should not be overlooked as an important component of an investor's portfolio. Remember, research studies indicate that over 90% of a successful portfolio's returns are a result of selecting the right asset allocation--dividing your portfolio among the major asset classes: stocks, bonds, cash and other investments. That means that less than 10% depends on your ability to pick the right fund.

TAX EFFICIENT MONEY MARKET FUND

A money market fund such as the U.S. Government Securities Savings Fund is an excellent means of ensuring instant liquidity. The fund has a "safety first" investment philosophy dedicated to providing higher yields. According to Lipper Analytical Services, Inc., the fund, since its inception in November 1990,(3) has consistently ranked as one of the top ten money market funds.


--------------------------------------------------------------------------------
      COMPARISON OF TAX-EQUIVALENT YIELDS FOR SELECTED AREAS AS OF 12/31/99
--------------------------------------------------------------------------------

                           U.S.
                        GOVERNMENT         AETNA               SCHWAB              STRONG
                        SECURITIES      MONEY MARKET        MONEY MARKET        MONEY MARKET
                       SAVINGS FUND         FUND                FUND                FUND
                       ------------     ------------        ------------        ------------
 Tax Efficient              YES               No                  No                  No

                                        BANK NOTES,         BANK NOTES,         BANK NOTES,
                        GOVERNMENT    CORPORATE NOTES,    CORPORATE NOTES,    CORPORATE NOTES,
 INVESTS IN:            ISSUES ONLY   GOVERNMENT ISSUES   GOVERNMENT ISSUES   GOVERNMENT ISSUES
                       ------------     ------------        ------------        ------------

 7-Day Current Yield
   as of 12/31/99          5.28%            5.69%               5.31%               5.37%

 CITY/STATE HIGHEST
 MARGINAL TAX RATE                   STATE TAX EQUIVALENT YIELD AS OF 12/31/99
                        --------------------------------------------------------------------
 California 9.3%           5.82%            5.69%               5.31%               5.37%
 New York 6.85%            5.67%            5.69%               5.31%               5.37%
 New York City 10.21%      5.88%            5.69%               5.31%               5.37%

Past performance is no guarantee of future results. The above tax rates are applicable only to certain tax brackets. Your rate may vary depending on your state laws and personal income levels. For an exact tax-equivalent yield, consult your tax advisor. The tax-equivalent yield for competitors' funds may or may not exceed the current yield provided based on the proportionate income derived from any government issue income.

--------------------------------------------------------------------------------
U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------------------


When global and domestic interest rates fall, smart investors diversify their portfolio with tax-free income. Our Tax Free and Near-Term Tax Free Funds allow investors to take advantage of the appreciation in bond prices when interest rates fall.

BUY-AND-HOLD WINS

A recent study conducted by Boston-based financial research firm, DALBAR, found that over the 15-year period ended in 1998, the average stock fund gained 509%. By comparison, the typical fund investor who cashed out in less than three years earned only 186%. That's an average return of 12.8% per year versus 7.25% per year, respectively. And, it supports the often-stated investment mantra "buy and hold."

THINK LONG TERM--HAVE A PLAN

Of course, you need to have a plan in order to implement a successful buy-and-hold strategy. That's why we suggest investors use a dollar-cost averaging program, such as our ABC Investment Plan(R) to build a position in a fund and take advantage of the benefits of investing a set amount on a regular basis. Of course, no investment plan can guarantee a profit or protect against loss in a declining market, but the ABC Investment Plan(R) can help smooth out the effects of market volatility.(4)

We recognize that financial reports and literature can be daunting to both novice and veteran investors alike. If you have any questions about the material inside or regarding your U.S. Global Investors' portfolio, please call our Investment Center at 1-800-US-FUNDS.

We appreciate the confidence you have placed in us and look forward to helping you reach your financial and retirement goals.

Sincerely,

/s/ Frank Holmes

Frank Holmes
Chairman & CEO

P.S. Max out  your IRA  contributions  and take  advantage  of the tax  benefits
     offered  by   traditional,   spousal,   Roth  and  Education   IRAs!   Call
     1-800-US-FUNDS today to see if you qualify for a free lifetime IRA!

--------------------------------------------------------------------------------
U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------------------


For more complete information on any of our funds, including charges and ongoing expenses, please call 1-800-US-FUNDS or visit www.usfunds.com for a free prospectus. Please read the prospectus carefully before you invest or send money.

(1) "History suggests 1999 could be up year for stock market," by Thomas Granahan/Dow Jones, BusinessToday.com, November 29, 1999.

(2) Foreign and emerging market investing involves special risks such as currency fluctuation, less public disclosure, as well as economic and political risks.

(3) Lipper ranked the fund 10 out of 122, 6 out of 105 and 4 out of 90 government money market funds for the 1-, 3- and 5-year periods ended December 31, 1999, respectively. On November 1, 1990, the fund's objective and policies were changed to enable the fund to operate as a money market fund. Like all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The adviser for the fund guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.40% through June 30, 2000. Lipper defines a government money market fund as a fund that invests principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days.

(4) You should evaluate your ability to continue in such a program in view of the possibility that you may have to redeem fund shares in periods of declining share prices as well as periods of rising prices.

--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The fund invests in short-term U.S. Treasury securities, which are protected by the full faith and credit of the United States government, and repurchase agreements, which are short-term lending arrangements collateralized by U.S. Treasury securities.

The U.S. Government Securities Savings Fund seeks to preserve capital and generate income by investing exclusively in short-term securities backed by the United States government or its agencies. Typically, these government agency securities carry a higher yield than U.S. Treasury securities.

PERFORMANCE

     U.S. TREASURY SECURITIES CASH FUND          AS OF DECEMBER 31, 1999
     ----------------------------------          -----------------------
     7-Day Yield                                         3.96%
     7-Day Effective Yield                               4.04%
     Weighted Average Days to Maturity                     33


     U.S. GOVERNMENT SECURITIES SAVINGS FUND     AS OF DECEMBER 31, 1999
     --------------------------------------      -----------------------
     7-Day Yield                                         5.28%
     7-Day Effective Yield                               5.42%
     Weighted Average Days to Maturity                     66

SIX MONTHS IN REVIEW

The Federal Reserve increased interest rates by 25 basis points at its August 24 Federal Open Market Committee meeting and again at the November 16 meeting. Record low unemployment levels and speculation that productivity gains would not be enough to offset wage increases have led the Fed to conclude that increased wages will drive inflation higher. Money supply reaccelerated primarily due to Y2K concerns, but it appears that this is helping the stock market move higher.

--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------------------------------------------------------


Major commodities, such as oil, paper, steel and aluminum, moved higher. Several commodity industries are already producing at very high capacity levels with limited ability to increase capacity in the short term. We see evidence that the rate hikes are taking their toll, as the economy appears to be slowing. The housing sector is slowing, with mortgage rates above 8%. Refinance activity has slowed dramatically. World economic recovery in Japan, Europe and the Pacific Rim region continues. This international recovery could also lead to increased prices for goods and services as demand picks up.

INVESTMENT HIGHLIGHTS

The funds performed well in this rising rate environment, and the yields for the funds followed the Fed rate increases. In particular, the U.S. Government Securities Savings Fund had significant exposure to floating rate securities, which benefited directly from rising rates. The fund increased its yield from 4.60% on June 30, 1999, to 5.28% on December 31, 1999.

CURRENT OUTLOOK

The market's consensus is for the Fed to raise rates again in early 2000. The debate will be over how much interest rates are increased.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

Both tax-free funds invest in securities paying interest that is exempt from federal income taxation. The Near-Term Tax Free Fund attempts to maintain an average weighted portfolio maturity of five years or less. The Tax Free Fund has no stated maturity restriction although it will normally have a longer average maturity than the Near-Term Tax Free Fund. Both funds invest in securities in the four highest rating categories and seek to preserve capital while providing income that is exempt from federal income tax.

PERFORMANCE

     NEAR-TERM TAX FREE FUND
     -----------------------

     [Linear graph plotted from the data points in the following table.)

                                                               LEHMAN
                                       NEAR-TERM               3-YEAR
                                       TAX FREE                MUNICIPAL
     DATE                              FUND                    BOND INDEX
     --------                          ----------              ----------
     12/31/90                          $10,010.00              $10,000.00
     01/31/91                          $10,040.00              $10,126.64
     02/28/91                          $ 9,989.90              $10,217.90
     03/28/91                          $ 9,969.78              $10,222.55
     04/30/91                          $10,151.78              $10,322.19
     05/31/91                          $10,233.24              $10,388.30
     06/28/91                          $10,151.46              $10,397.62
     07/31/91                          $10,315.85              $10,480.49
     08/30/91                          $10,491.22              $10,584.78
     09/30/91                          $10,615.75              $10,673.25
     10/31/91                          $10,751.31              $10,749.60
     11/29/91                          $10,740.83              $10,812.93
     12/31/91                          $10,983.03              $11,028.96
     01/31/92                          $10,961.83              $11,076.45
     02/28/92                          $10,951.16              $11,080.17
     03/31/92                          $10,951.16              $11,055.03
     04/30/92                          $11,037.31              $11,138.84
     05/29/92                          $11,199.62              $11,231.96
     06/30/92                          $11,395.34              $11,368.84
     07/31/92                          $11,778.10              $11,590.46
     08/31/92                          $11,503.43              $11,538.32
     09/30/92                          $11,558.63              $11,632.37
     10/30/92                          $11,248.03              $11,586.74
     11/30/92                          $11,560.17              $11,667.75
     12/31/92                          $11,705.65              $11,738.52
     01/29/93                          $11,829.46              $11,826.99
     02/26/93                          $12,338.37              $12,011.36
     03/31/93                          $12,156.59              $11,975.98
     04/30/93                          $12,282.15              $12,045.81
     05/28/93                          $12,270.69              $12,077.47
     06/30/93                          $12,431.99              $12,155.69
     07/30/93                          $12,466.72              $12,161.28
     08/31/93                          $12,594.40              $12,274.89
     09/30/93                          $12,687.52              $12,328.89
     10/29/93                          $12,722.60              $12,354.97
     11/30/93                          $12,687.39              $12,338.21
     12/31/93                          $12,852.47              $12,468.57
     01/31/94                          $12,936.08              $12,569.14
     02/28/94                          $12,804.33              $12,451.81
     03/31/94                          $12,599.94              $12,301.89
     04/29/94                          $12,624.07              $12,374.52
     05/31/94                          $12,672.54              $12,432.26
     06/30/94                          $12,684.70              $12,435.98
     07/29/94                          $12,794.57              $12,539.34
     08/31/94                          $12,831.31              $12,584.04
     09/30/94                          $12,819.01              $12,552.38
     10/31/94                          $12,794.36              $12,521.65
     11/30/94                          $12,757.28              $12,499.30
     12/30/94                          $12,844.15              $12,553.31
     01/31/95                          $12,931.27              $12,657.60
     02/28/95                          $13,006.16              $12,790.76
     03/31/95                          $13,093.87              $12,905.30
     04/28/95                          $13,131.60              $12,949.06
     05/31/95                          $13,270.50              $13,147.41
     06/30/95                          $13,321.19              $13,179.07
     07/31/95                          $13,397.53              $13,317.81
     08/31/95                          $13,461.33              $13,422.11
     09/29/95                          $13,499.76              $13,460.29
     10/31/95                          $13,551.18              $13,524.54
     11/30/95                          $13,641.53              $13,611.14
     12/29/95                          $13,680.39              $13,667.01
     01/31/96                          $13,784.62              $13,774.09
     02/29/96                          $13,784.62              $13,776.89
     03/29/96                          $13,719.04              $13,743.37
     04/30/96                          $13,719.04              $13,760.13
     05/31/96                          $13,732.25              $13,772.23
     06/28/96                          $13,811.78              $13,854.18
     07/31/96                          $13,891.61              $13,931.46
     08/30/96                          $13,931.69              $13,951.95
     09/30/96                          $14,025.55              $14,036.69
     10/31/96                          $14,119.77              $14,134.46
     11/29/96                          $14,268.40              $14,266.69
     12/31/96                          $14,268.40              $14,273.21
     01/31/97                          $14,322.91              $14,335.60
     02/28/97                          $14,402.25              $14,405.44
     03/31/97                          $14,306.15              $14,330.94
     04/30/97                          $14,376.44              $14,392.40
     05/30/97                          $14,510.65              $14,509.73
     06/30/97                          $14,620.35              $14,595.40
     07/31/97                          $14,864.26              $14,768.60
     08/29/97                          $14,787.35              $14,739.73
     09/30/97                          $14,926.24              $14,844.96
     10/31/97                          $14,991.02              $14,911.07
     11/28/97                          $15,039.06              $14,953.91
     12/31/97                          $15,196.39              $15,055.40
     01/30/98                          $15,318.76              $15,155.04
     02/27/98                          $15,311.62              $15,186.70
     03/31/98                          $15,305.89              $15,210.91
     04/30/98                          $15,285.77              $15,190.43
     05/29/98                          $15,451.61              $15,331.04
     06/30/98                          $15,500.80              $15,382.25
     07/31/98                          $15,547.42              $15,438.12
     08/31/98                          $15,722.93              $15,588.04
     09/30/98                          $15,875.61              $15,686.75
     10/30/98                          $15,868.25              $15,763.11
     11/30/98                          $15,891.87              $15,801.29
     12/31/98                          $15,900.76              $15,839.46
     01/29/99                          $16,040.44              $15,982.87
     02/26/99                          $16,001.68              $16,000.56
     03/31/99                          $16,015.14              $16,014.53
     04/30/99                          $16,066.18              $16,063.88
     05/28/99                          $16,021.00              $16,040.60
     06/30/99                          $15,865.48              $15,944.69
     07/30/99                          $15,941.24              $16,023.84
     08/31/99                          $15,892.57              $16,043.39
     09/30/99                          $15,936.84              $16,103.92
     10/29/99                          $15,907.75              $16,105.78
     11/30/99                          $15,996.81              $16,176.55
     12/31/99                          $15,964.45              $16,150.48

     --------------------------------------------------------------------
     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            INCEPTION  FIVE YEAR    ONE YEAR    SIX MONTH
                            ---------  ---------    --------    ---------
     NEAR-TERM TAX
       FREE FUND
       (Inception
       12/4/90)               5.29%       4.45%       0.40%        0.62%
     Lehman 3-Year
       Municipal
       Bond Index             5.47%       5.17%       1.96%        1.29%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. Lehman Brothers Bond Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indexes include bonds with maturities of up to ten years, and long-term indexes include those with maturities of ten years or longer.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------


     TAX FREE FUND
     -------------

     [Linear graph plotted from the data points in the following table.)

                                                               LEHMAN
                                                               10-YEAR
                                          TAX                  MUNICIPAL
                                          FREE                 BOND
     DATE                                 FUND                 INDEX
     --------                             ----------           ----------
     12/29/89                             $10,000.00           $10,000.00
     01/31/90                             $ 9,902.14           $ 9,969.91
     02/28/90                             $ 9,982.21           $10,044.05
     03/30/90                             $ 9,982.21           $10,027.91
     04/30/90                             $ 9,792.67           $ 9,961.18
     05/30/90                             $10,064.69           $10,177.08
     06/29/90                             $10,164.88           $10,272.59
     07/31/90                             $10,338.72           $10,415.21
     08/31/90                             $10,007.88           $10,265.61
     09/28/90                             $10,072.45           $10,267.79
     10/31/90                             $10,248.51           $10,493.72
     11/30/90                             $10,583.91           $10,707.87
     12/31/90                             $10,602.64           $10,734.04
     01/31/91                             $10,734.47           $10,911.11
     02/28/91                             $10,762.82           $11,004.89
     03/28/91                             $10,743.85           $10,999.22
     04/30/91                             $10,905.63           $11,150.99
     05/31/91                             $10,972.53           $11,235.17
     06/28/91                             $10,895.74           $11,222.09
     07/31/91                             $11,059.51           $11,339.41
     08/30/91                             $11,185.30           $11,492.50
     09/30/91                             $11,301.81           $11,668.70
     10/31/91                             $11,389.57           $11,763.78
     11/29/91                             $11,379.78           $11,783.41
     12/31/91                             $11,654.94           $12,034.63
     01/31/92                             $11,624.80           $12,059.93
     02/28/92                             $11,634.89           $12,041.61
     03/31/92                             $11,624.75           $12,023.29
     04/30/92                             $11,716.53           $12,137.56
     05/29/92                             $11,870.15           $12,279.74
     06/30/92                             $12,096.64           $12,492.59
     07/31/92                             $12,551.95           $12,902.13
     08/31/92                             $12,302.57           $12,749.48
     09/30/92                             $12,344.31           $12,855.90
     10/30/92                             $12,071.62           $12,724.62
     11/30/92                             $12,345.74           $12,957.08
     12/31/92                             $12,493.97           $13,107.99
     01/29/93                             $12,590.00           $13,328.68
     02/26/93                             $13,029.31           $13,816.29
     03/31/93                             $12,857.16           $13,614.79
     04/30/93                             $13,030.03           $13,744.33
     05/28/93                             $13,073.43           $13,792.31
     06/30/93                             $13,302.21           $14,064.46
     07/30/93                             $13,324.09           $14,099.79
     08/31/93                             $13,598.70           $14,392.01
     09/30/93                             $13,764.14           $14,569.09
     10/29/93                             $13,808.47           $14,593.07
     11/30/93                             $13,674.84           $14,473.57
     12/31/93                             $13,965.79           $14,782.36
     01/31/94                             $14,114.12           $14,963.80
     02/28/94                             $13,804.80           $14,553.82
     03/31/94                             $13,286.69           $13,998.17
     04/29/94                             $13,332.98           $14,152.13
     05/31/94                             $13,460.96           $14,265.09
     06/30/94                             $13,402.49           $14,203.59
     07/29/94                             $13,614.10           $14,442.17
     08/31/94                             $13,684.95           $14,497.99
     09/30/94                             $13,518.78           $14,303.04
     10/31/94                             $13,256.51           $14,094.12
     11/30/94                             $12,933.19           $13,827.63
     12/30/94                             $13,234.24           $14,076.67
     01/31/95                             $13,598.82           $14,441.29
     02/28/95                             $13,891.79           $14,849.97
     03/31/95                             $14,075.71           $15,050.59
     04/28/95                             $14,112.65           $15,068.91
     05/31/95                             $14,471.34           $15,546.93
     06/30/95                             $14,409.23           $15,450.10
     07/31/95                             $14,484.08           $15,676.90
     08/31/95                             $14,621.79           $15,889.74
     09/29/95                             $14,722.37           $15,991.36
     10/31/95                             $14,899.14           $16,175.86
     11/30/95                             $15,089.34           $16,393.06
     12/29/95                             $15,229.41           $16,493.37
     01/31/96                             $15,318.92           $16,660.41
     02/29/96                             $15,241.88           $16,591.94
     03/29/96                             $15,061.35           $16,385.64
     04/30/96                             $15,022.53           $16,327.63
     05/31/96                             $15,035.52           $16,281.84
     06/28/96                             $15,166.04           $16,436.67
     07/31/96                             $15,297.01           $16,594.12
     08/30/96                             $15,297.01           $16,594.56
     09/30/96                             $15,481.95           $16,765.09
     10/31/96                             $15,614.50           $16,977.06
     11/29/96                             $15,854.11           $17,320.74
     12/31/96                             $15,814.00           $17,242.67
     01/31/97                             $15,867.70           $17,310.71
     02/28/97                             $15,999.82           $17,473.83
     03/31/97                             $15,849.57           $17,239.62
     04/30/97                             $15,984.14           $17,366.54
     05/30/97                             $16,186.16           $17,612.53
     06/30/97                             $16,368.44           $17,807.05
     07/31/97                             $16,774.55           $18,307.31
     08/29/97                             $16,632.23           $18,129.80
     09/30/97                             $16,813.95           $18,359.65
     10/31/97                             $16,893.36           $18,456.91
     11/28/97                             $16,992.65           $18,542.39
     12/31/97                             $17,250.83           $18,835.05
     01/30/98                             $17,401.64           $19,043.96
     02/27/98                             $17,379.00           $19,042.65
     03/31/98                             $17,361.96           $19,029.57
     04/30/98                             $17,289.27           $18,924.90
     05/29/98                             $17,569.79           $19,246.77
     06/30/98                             $17,630.12           $19,317.43
     07/31/98                             $17,686.48           $19,348.39
     08/31/98                             $17,965.06           $19,684.66
     09/30/98                             $18,177.78           $19,977.32
     10/30/98                             $18,116.36           $19,986.04
     11/30/98                             $18,200.04           $20,045.80
     12/31/98                             $18,219.20           $20,108.17
     01/29/99                             $18,432.67           $20,416.09
     02/26/99                             $18,310.68           $20,232.90
     03/31/99                             $18,342.02           $20,222.44
     04/30/99                             $18,392.97           $20,276.52
     05/28/99                             $18,230.54           $20,134.33
     06/30/99                             $17,874.38           $19,760.12
     07/30/99                             $17,910.74           $19,892.71
     08/31/99                             $17,681.15           $19,819.44
     09/30/99                             $17,675.05           $19,886.17
     10/29/99                             $17,389.92           $19,745.73
     11/30/99                             $17,602.29           $19,961.62
     12/31/99                             $17,412.20           $19,857.82

     --------------------------------------------------------------------
     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            TEN YEAR   FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     Tax Free Fund            5.70%       5.64%      (4.43)%     (2.59)%
     Lehman 10-Year
       Municipal
       Bond Index             7.10%       7.12%      (1.25)%       0.49%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. Lehman Brothers Bond Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indexes include bonds with maturities of up to ten years, and long-term indexes include those with maturities of ten years or longer.

SIX MONTHS IN REVIEW

Yields continued to rise during the third quarter of 1999, as the Federal Reserve increased rates by 25 basis points on August 24. Intermediate municipal yields rose during that time by approximately 10 to 25 basis points, with longer maturities rising 35 to 40 basis points. This increase put pressure on the municipal market as it underperformed the Treasury market.

Municipal yields increased more than Treasury yields. Retail buying remained strong during the quarter, drawn in by the increased yields. Six-percent coupons could be purchased at par or better in some of the longer maturities, which brought retail investors to the market. Municipal

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------


bond funds suffering from net outflows were largely unable to take advantage of this situation. That is one reason the market was down relative to Treasuries.

The Fed continued to increase interest rates in the fourth quarter as the Federal Open Market Committee voted to raise rates by another 25 basis points. The increase was largely expected, as inflation fears continued to persist. Municipals generally fared better than Treasuries as yields on municipals rose from 15 to 30 basis points compared with Treasuries that rose 35 to 65 basis points. The municipal market had a flood of new issues early in the quarter only to see it dry up in December as issuers and underwriters with Y2K concerns shied away. The municipal market also saw considerable tax-loss selling, which put pressure on the market at the end of the year.

INVESTMENT HIGHLIGHTS

The municipal market favored current coupons, high quality and general obligations while healthcare bonds and low coupons fell out of favor. With a rising interest rate environment and uncertainty around Y2K, it paid to be in well-known credits with good structure. Toward the end of 1999, the retail investor was driving the market as institutional investors suffered from outflows. Both funds benefited. The Near-Term Tax Free Fund had exposure to high coupon premium bonds as retail investors preferred to own these types of bonds. The Tax Free Fund benefited from owning higher quality bonds with good structure.

CURRENT OUTLOOK

The outlook for 2000 is positive. The Fed will increase rates again in the first quarter of 2000. After these increases have been implemented, it is likely that the Fed will have inflation under control. The bottom line is that inflation has not rebounded as many expected and should remain under control for the foreseeable future.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------

MUNICIPAL BOND RATINGS--BASED ON TOTAL INVESTMENTS

     NEAR-TERM TAX FREE FUND
     -----------------------
     AAA .....................................................  50.57%
     AA ......................................................   9.90%
     A .......................................................  22.19%
     BBB .....................................................  13.62%

     TAX FREE FUND
     -------------
     AAA .....................................................  57.17%
     AA ......................................................  24.23%
     A .......................................................  12.99%
     BBB .....................................................   3.18%

--------------------------------------------------------------------------------
 EQUITY INCOME FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Equity Income Fund invests in equity and debt securities that demonstrate attractive value in the ever-changing financial marketplace. With an emphasis on both income generation and capital appreciation, the fund seeks preservation of capital, enabling investors to lessen their risk exposure with lower volatility while taking advantage of growth opportunities. More specifically, the fund seeks to invest in companies with strong earnings and dividend growth. Benchmarked to the BARRA Value Index, the fund is invested across eleven industry sectors.

The name of the fund was changed to the Equity Income Fund on November 1, 1999.

PERFORMANCE

EQUITY INCOME FUND

     [Linear graph plotted from the data points in the following table.)

                                 EQUIRY         S&P            S&P/BARRA
                                 INCOME         500            500 VALUE
     DATE                        FUND           INDEX          INDEX
     --------                    ----------     ----------     ----------
     12/29/89                    $10,000.00     $10,000.00     $10,000.00
     01/31/90                    $ 9,343.40     $ 9,329.03     $ 9,413.00
     02/28/90                    $ 9,328.30     $ 9,448.98     $ 9,604.09
     03/30/90                    $ 9,313.21     $ 9,699.17     $ 9,718.37
     04/30/90                    $ 8,796.23     $ 9,457.56     $ 9,387.96
     05/30/90                    $ 9,358.82     $10,377.85     $10,135.23
     06/29/90                    $ 9,366.43     $10,307.89     $ 9,943.67
     07/31/90                    $ 9,289.84     $10,274.95     $ 9,944.67
     08/31/90                    $ 8,746.08     $ 9,347.34     $ 9,069.54
     09/28/90                    $ 8,730.76     $ 8,893.10     $ 8,649.63
     10/31/90                    $ 9,047.54     $ 8,855.50     $ 8,526.80
     11/30/90                    $ 9,178.89     $ 9,426.79     $ 9,109.17
     12/31/90                    $ 9,132.53     $ 9,689.13     $ 9,315.04
     01/31/91                    $ 9,116.53     $10,110.03     $ 9,755.64
     02/28/91                    $ 9,444.69     $10,832.16     $10,391.72
     03/28/91                    $ 9,404.67     $11,094.21     $10,486.29
     04/30/91                    $ 9,404.67     $11,120.59     $10,569.11
     05/31/91                    $ 9,501.13     $11,598.68     $11,073.26
     06/28/91                    $ 9,171.56     $11,067.71     $10,522.92
     07/31/91                    $ 9,390.32     $11,583.13     $10,940.68
     08/30/91                    $ 9,625.28     $11,856.75     $11,099.32
     09/30/91                    $ 9,876.44     $11,658.25     $10,982.79
     10/31/91                    $ 9,998.88     $11,814.65     $11,143.13
     11/29/91                    $10,039.69     $11,339.90     $10,521.35
     12/31/91                    $10,439.65     $12,634.62     $11,416.72
     01/31/92                    $10,101.55     $12,399.46     $11,416.72
     02/28/92                    $10,340.69     $12,559.97     $11,648.48
     03/31/92                    $10,167.52     $12,315.99     $11,465.60
     04/30/92                    $10,333.39     $12,677.21     $12,025.11
     05/29/92                    $10,714.88     $12,739.20     $12,058.79
     06/30/92                    $10,549.01     $12,549.74     $11,959.90
     07/31/92                    $11,066.04     $13,062.01     $12,391.65
     08/31/92                    $11,007.66     $12,795.18     $12,032.29
     09/30/92                    $11,057.70     $12,945.59     $12,164.65
     10/30/92                    $11,108.04     $12,990.02     $12,066.85
     11/30/92                    $11,082.87     $13,431.12     $12,393.61
     12/31/92                    $11,284.22     $13,595.90     $12,618.32
     01/29/93                    $11,382.97     $13,709.45     $12,966.82
     02/26/93                    $11,957.51     $13,896.23     $13,413.54
     03/31/93                    $12,343.52     $14,189.24     $13,784.16
     04/30/93                    $12,235.48     $13,846.28     $13,728.48
     05/28/93                    $12,406.54     $14,215.75     $13,984.77
     06/30/93                    $12,730.66     $14,257.25     $14,169.65
     07/30/93                    $12,893.65     $14,199.84     $14,345.65
     08/31/93                    $13,563.68     $14,737.44     $14,907.71
     09/30/93                    $13,464.08     $14,624.42     $14,902.25
     10/29/93                    $13,509.51     $14,926.74     $14,983.20
     11/30/93                    $12,864.47     $14,784.47     $14,715.12
     12/31/93                    $13,282.38     $14,963.21     $14,965.63
     01/31/94                    $13,603.12     $15,471.44     $15,663.29
     02/28/94                    $13,018.24     $15,051.89     $15,096.65
     03/31/94                    $12,254.13     $14,396.93     $14,475.75
     04/29/94                    $12,519.49     $14,581.37     $14,780.64
     05/31/94                    $12,263.60     $14,819.74     $15,025.21
     06/30/94                    $11,988.76     $14,457.08     $14,609.68
     07/29/94                    $12,399.21     $14,931.47     $15,103.92
     08/31/94                    $12,609.20     $15,542.23     $15,530.90
     09/30/94                    $12,351.48     $15,162.48     $14,983.84
     10/31/94                    $12,495.44     $15,502.64     $15,310.01
     11/30/94                    $11,986.79     $14,938.75     $14,689.66
     12/30/94                    $11,919.61     $15,160.05     $14,870.07
     01/31/95                    $12,190.95     $15,552.93     $15,272.78
     02/28/95                    $12,404.15     $16,158.46     $15,865.51
     03/31/95                    $12,462.29     $16,634.50     $16,302.96
     04/28/95                    $12,754.60     $17,123.96     $16,839.69
     05/31/95                    $13,193.07     $17,807.34     $17,588.92
     06/30/95                    $13,105.38     $18,220.23     $17,722.45
     07/31/95                    $13,331.17     $18,824.18     $18,332.91
     08/31/95                    $13,350.80     $18,871.17     $18,489.51
     09/29/95                    $13,802.37     $19,667.12     $19,132.61
     10/31/95                    $13,624.79     $19,596.85     $18,834.68
     11/30/95                    $14,058.88     $20,456.15     $19,821.88
     12/29/95                    $14,581.78     $20,850.19     $20,371.26
     01/31/96                    $14,844.15     $21,559.01     $20,981.14
     02/29/96                    $14,874.42     $21,759.57     $21,177.85
     03/29/96                    $14,904.69     $21,969.07     $21,673.59
     04/30/96                    $15,036.77     $22,292.67     $21,894.24
     05/31/96                    $15,046.93     $22,866.61     $22,224.24
     06/28/96                    $15,280.61     $22,953.78     $22,116.96
     07/31/96                    $14,738.53     $21,940.25     $21,183.89
     08/30/96                    $14,984.00     $22,403.74     $21,768.72
     09/30/96                    $15,076.05     $23,663.56     $22,701.07
     10/31/96                    $15,302.45     $24,315.96     $23,469.54
     11/29/96                    $15,971.36     $26,152.33     $25,264.94
     12/31/96                    $16,105.14     $25,634.27     $24,851.50
     01/31/97                    $16,503.54     $27,234.92     $25,996.90
     02/28/97                    $16,539.76     $27,448.73     $26,185.97
     03/31/97                    $15,838.33     $26,323.01     $25,289.41
     04/30/97                    $16,032.96     $27,893.07     $26,237.56
     05/30/97                    $16,884.48     $29,590.03     $27,883.28
     06/30/97                    $17,660.59     $30,914.93     $28,949.20
     07/31/97                    $18,221.24     $33,373.41     $31,265.23
     08/29/97                    $17,684.96     $31,505.17     $29,852.28
     09/30/97                    $18,677.07     $33,229.63     $31,602.48
     10/31/97                    $18,358.65     $32,121.10     $30,441.17
     11/28/97                    $19,215.95     $33,606.83     $31,601.56
     12/31/97                    $19,822.19     $34,183.57     $32,303.19
     01/30/98                    $19,822.19     $34,561.29     $31,904.97
     02/27/98                    $20,600.92     $37,052.55     $34,298.12
     03/31/98                    $21,967.24     $38,948.44     $36,035.36
     04/30/98                    $21,967.24     $39,340.10     $36,461.89
     05/29/98                    $21,683.06     $38,664.83     $35,948.95
     06/30/98                    $21,870.62     $40,234.22     $36,221.94
     07/31/98                    $21,613.48     $39,806.88     $35,435.17
     08/31/98                    $19,842.12     $34,057.55     $29,737.30
     09/30/98                    $20,784.94     $36,239.41     $31,544.04
     10/30/98                    $21,357.93     $39,184.53     $34,014.92
     11/30/98                    $22,117.13     $41,558.46     $35,786.73
     12/31/98                    $22,602.97     $43,951.69     $37,043.67
     01/29/99                    $22,412.10     $45,788.91     $37,791.95
     02/26/99                    $21,712.22     $44,366.05     $36,978.31
     03/31/99                    $22,049.43     $46,140.61     $38,098.97
     04/30/99                    $22,990.76     $47,927.38     $41,383.50
     05/28/99                    $22,416.39     $46,797.24     $40,652.24
     06/30/99                    $23,308.26     $49,392.29     $42,213.60
     07/30/99                    $22,733.14     $47,852.33     $40,915.65
     08/31/99                    $21,902.42     $47,615.42     $39,879.18
     09/30/99                    $21,487.05     $46,311.70     $38,318.83
     10/29/99                    $22,797.04     $49,241.08     $40,482.03
     11/30/99                    $23,164.48     $50,241.99     $40,244.75
     12/31/99                    $24,077.92     $53,199.30     $41,756.89



     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            TEN YEAR   FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     Equity Income Fund       9.18%      15.10%       6.53%       3.30 %
     S&P 500 Index           18.19%      28.54%      21.04%       7.71 %
     S&P/BARRA 500
       Value Index           15.36%      22.94%      12.72%      (1.08)%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P/BARRA 500 Value Index is a capitalization-weighted index of all stocks in the S&P 500 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1. It is designed so that approximately 50% of the S&P 500 Index market capitalization is in the Value Index.

--------------------------------------------------------------------------------
 EQUITY INCOME FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW

The last six months of 1999 saw many of the same trends we saw in the first half of the year. Inflationary fears continued to threaten the market as the Federal Reserve hiked interest rates twice, first in August and then in November, to bring the Fed Funds rate to 5.5%. Faced with a juggernaut economy, the prospects for continued economic growth are excellent. The gross domestic product (GDP) numbers for the third and fourth quarters were strong, up 3.7% quarter over quarter for the third quarter and up 5.8% quarter over quarter for the fourth quarter. The year ended with the Consumer Price Index (CPI) up a low 2.7%, and the "Goldilocks" economy continues to thrive. Corporate earnings were strong in the second half of the year, ending with holiday retail sales higher than anticipated.

U.S. productivity continues to expand, with 1999 bringing a 4.9% increase. In fact, productivity in each year of the 1990s was up an average 2.1%, the fastest productivity increases since the 1960s.

INVESTMENT HIGHLIGHTS

The second half of 1999 was a time for building on the base we developed during the first half of the year. We also raised the profile of earnings and dividend growth in our stock selection. Thus, at the midpoint of the year, we were overweighted in communications, including cellular and long distance. We were underweighted in financials, capital goods, consumer staples and basic materials. This same pattern continues, but we are adding to our exposure in basic materials and in broadcast media, which is a group within the consumer staples sector. Our exposure to financials is lower than it was in the first half of the year, but this is only because of the threat of higher interest rates to the sector.

CURRENT OUTLOOK

We continue to believe that the effect of higher interest rates should not put a damper on the markets. More significantly, underlying fundamentals for U.S. corporations are the best they have been in years, with earnings expected to exceed 12% in 2000. Thus, despite a recent rise in interest rates, which is normally deleterious to equity markets, the prospects for strong earnings are excellent. In addition, we foresee another set of rate hikes, a consequence of rising wages and tight labor markets. Although we think that these rises are overdone, the market has and will continue to absorb such increases as attention turns to corporate profitability.

--------------------------------------------------------------------------------
 EQUITY INCOME FUND
--------------------------------------------------------------------------------


     TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
     ------------------------------------------

     GLOBAL CROSSING LTD .......................................     6.66%
       TELECOMMUNICATIONS

     EXXON MOBIL CORP ..........................................     5.21%
       PETROLEUM REFINING

     PHILIPS ELECTRONICS N.V ...................................     4.03%
       MANUFACTURING

     CITIGROUP CAPITAL/CITIGROUP, INC ..........................     3.97%
       FINANCIAL SERVICES

     AT&T CORP .................................................     3.29%
       TELECOMMUNICATIONS

     HEWLETT-PACKARD CO ........................................     2.46%
       COMPUTER & OFFICE EQUIPMENT

     ENRON CORP ................................................     2.40%
       OIL & GAS EXTRACTION

     BELL ATLANTIC CORP ........................................     2.40%
       TELECOMMUNICATIONS

     SPRINT CORP ...............................................     2.37%
       TELECOMMUNICATIONS

     MOTOROLA, INC .............................................     2.23%
       TELECOMMUNICATIONS


     TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
     --------------------------------------------
     TELECOMMUNICATIONS ........................................    22.64%
     FINANCIAL SERVICES ........................................    10.66%
     PETROLEUM REFINING ........................................     8.55%
     BANKS .....................................................     8.37%
     MANUFACTURING .............................................     8.36%

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities.

PERFORMANCE

     ALL AMERICAN EQUITY FUND
     ------------------------

     [Linear graph plotted from the data points in the following table.)

                                          ALL
                                        AMERICAN
                                         EQUITY                 S&P 500
       DATE                               FUND                   INDEX
     --------                          ----------              ----------
     12/29/89                          $10,000.00              $10,000.00
     01/31/90                          $ 9,259.47              $ 9,329.03
     02/28/90                          $ 9,374.28              $ 9,448.98
     03/30/90                          $ 9,500.57              $ 9,699.17
     04/30/90                          $ 9,236.51              $ 9,457.56
     05/30/90                          $ 9,592.42              $10,377.85
     06/29/90                          $ 9,374.28              $10,307.89
     07/31/90                          $ 9,478.96              $10,274.95
     08/31/90                          $ 8,757.86              $ 9,347.34
     09/28/90                          $ 8,478.72              $ 8,893.10
     10/31/90                          $ 8,240.30              $ 8,855.50
     11/30/90                          $ 8,676.45              $ 9,426.79
     12/31/90                          $ 8,874.17              $ 9,689.13
     01/31/91                          $ 9,248.80              $10,110.03
     02/28/91                          $ 9,898.56              $10,832.16
     03/28/91                          $10,126.85              $11,094.21
     04/30/91                          $10,115.14              $11,120.59
     05/31/91                          $10,513.19              $11,598.68
     06/28/91                          $10,015.63              $11,067.71
     07/31/91                          $10,454.66              $11,583.13
     08/30/91                          $10,682.95              $11,856.75
     09/30/91                          $10,466.36              $11,658.25
     10/31/91                          $10,583.44              $11,814.65
     11/29/91                          $10,150.27              $11,339.90
     12/31/91                          $11,239.05              $12,634.62
     01/31/92                          $11,044.66              $12,399.46
     02/28/92                          $11,156.58              $12,559.97
     03/31/92                          $10,920.96              $12,315.99
     04/30/92                          $11,221.38              $12,677.21
     05/29/92                          $11,256.72              $12,739.20
     06/30/92                          $11,068.22              $12,549.74
     07/31/92                          $11,486.45              $13,062.01
     08/31/92                          $11,227.27              $12,795.18
     09/30/92                          $11,333.30              $12,945.59
     10/30/92                          $11,356.91              $12,990.02
     11/30/92                          $11,728.78              $13,431.12
     12/31/92                          $11,870.45              $13,595.90
     01/29/93                          $11,959.79              $13,709.45
     02/26/93                          $12,114.65              $13,896.23
     03/31/93                          $12,364.80              $14,189.24
     04/30/93                          $12,065.41              $13,846.28
     05/28/93                          $12,376.78              $14,215.75
     06/30/93                          $12,412.70              $14,257.25
     07/30/93                          $12,352.45              $14,199.84
     08/31/93                          $12,798.34              $14,737.44
     09/30/93                          $12,695.91              $14,624.42
     10/29/93                          $12,938.31              $14,926.74
     11/30/93                          $12,780.75              $14,784.47
     12/31/93                          $13,059.51              $14,963.21
     01/31/94                          $13,393.26              $15,471.44
     02/28/94                          $13,158.40              $15,051.89
     03/31/94                          $12,515.62              $14,396.93
     04/29/94                          $12,733.45              $14,581.37
     05/31/94                          $12,602.75              $14,819.74
     06/30/94                          $12,204.44              $14,457.08
     07/29/94                          $12,623.35              $14,931.47
     08/31/94                          $13,023.49              $15,542.23
     09/30/94                          $12,654.61              $15,162.48
     10/31/94                          $12,773.93              $15,502.64
     11/30/94                          $12,252.68              $14,938.75
     12/30/94                          $12,365.72              $15,160.05
     01/31/95                          $12,585.40              $15,552.93
     02/28/95                          $12,939.72              $16,158.46
     03/31/95                          $13,265.69              $16,634.50
     04/28/95                          $13,657.74              $17,123.96
     05/31/95                          $14,113.95              $17,807.34
     06/30/95                          $14,399.08              $18,220.23
     07/31/95                          $14,764.79              $18,824.18
     08/31/95                          $14,700.26              $18,871.17
     09/29/95                          $15,331.29              $19,667.12
     10/31/95                          $15,374.56              $19,596.85
     11/30/95                          $15,944.26              $20,456.15
     12/29/95                          $16,182.23              $20,850.19
     01/31/96                          $16,681.37              $21,559.01
     02/29/96                          $16,862.22              $21,759.57
     03/29/96                          $16,992.43              $21,969.07
     04/30/96                          $17,239.32              $22,292.67
     05/31/96                          $17,776.69              $22,866.61
     06/28/96                          $17,900.14              $22,953.78
     07/31/96                          $17,280.38              $21,940.25
     08/30/96                          $17,520.99              $22,403.74
     09/30/96                          $18,410.53              $23,663.56
     10/31/96                          $18,791.34              $24,315.96
     11/29/96                          $20,116.84              $26,152.33
     12/31/96                          $19,787.29              $25,634.27
     01/31/97                          $21,145.39              $27,234.92
     02/28/97                          $21,168.16              $27,448.73
     03/31/97                          $20,351.78              $26,323.01
     04/30/97                          $21,737.50              $27,893.07
     05/30/97                          $22,963.32              $29,590.03
     06/30/97                          $23,929.52              $30,914.93
     07/31/97                          $25,395.53              $33,373.41
     08/29/97                          $24,089.86              $31,505.17
     09/30/97                          $25,190.13              $33,229.63
     10/31/97                          $24,416.82              $32,121.10
     11/28/97                          $25,381.55              $33,606.83
     12/31/97                          $25,783.52              $34,183.57
     01/30/98                          $26,289.38              $34,561.29
     02/27/98                          $27,931.50              $37,052.55
     03/31/98                          $29,224.95              $38,948.44
     04/30/98                          $29,669.65              $39,340.10
     05/29/98                          $29,240.56              $38,664.83
     06/30/98                          $30,456.83              $40,234.22
     07/31/98                          $30,370.46              $39,806.88
     08/31/98                          $26,389.64              $34,057.55
     09/30/98                          $28,067.55              $36,239.41
     10/30/98                          $29,838.50              $39,184.53
     11/30/98                          $31,703.90              $41,558.46
     12/31/98                          $33,219.67              $43,951.69
     01/29/99                          $34,402.03              $45,788.91
     02/26/99                          $33,365.44              $44,366.05
     03/31/99                          $34,223.06              $46,140.61
     04/30/99                          $35,067.67              $47,927.38
     05/28/99                          $34,491.06              $46,797.24
     06/30/99                          $36,401.18              $49,392.29
     07/30/99                          $35,173.72              $47,852.33
     08/31/99                          $34,718.50              $47,615.42
     09/30/99                          $33,658.50              $46,311.70
     10/29/99                          $35,685.82              $49,241.08
     11/30/99                          $36,206.90              $50,241.99
     12/31/99                          $38,073.02              $53,199.30

     --------------------------------------------------------------------
      AVERAGE ANNUAL PERFORMANCE                    FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            TEN YEAR   FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     All American Equity
       Fund                  14.30%      25.22%      14.61%      4.59%
     S&P 500 Index           18.19%      28.54%      21.04%      7.71%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW

In the past six months we witnessed increased strength in global gross domestic product (GDP). For the first time, the largest GDP nations, the United States, Japan, Germany and China, experienced positive GDP growth during the same time.

Domestic real GDP grew at 3.9%, industrial production grew at 3.8% and consumption remained robust.

Two sector-related political issues dominated the last six months of 1999. The Medicare drug program, as proposed by Congress, put a damper on the healthcare sector. We believe the political stance towards Medicare will remain hostile.

On a more positive note, the Senate passed the landmark HR-10 bill, which repeals the Glass-Steagall Act that prohibited commercial banks from owning full service brokerage firms. We believe strong fundamentals and attractive valuations for the financial sector will bring about more opportunities for consolidation.

INVESTMENT HIGHLIGHTS

Technology-based industries dominated the market in the last six months of 1999. Electronic instruments led the way for the S&P, rising more than 93%, followed by telecommunication equipment, up 63%, and electronic semiconductor companies, which rose more than 47%. Our holdings in the financial and healthcare industries were lackluster performers, primarily due to rising interest rates and the opposition to healthcare reform. Both sectors remain attractive because they now trade at a discount to their historical valuations. The worst-performing sector was pollution control, which declined over 63%. The fund avoided this sector by selling its pollution control securities early in the third quarter.

We increased the fund's weighting in select energy and basic material companies to take advantage of the improving corporate earnings for these companies. In the energy sector, we added to our integrated oil company and exploration and production company holdings to gain leverage from rising oil prices. In our basic materials sector, we increased our holdings in copper and nickel mining companies, which have benefited from contracting inventories and increased demand from industrialized nations in Asia.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


CURRENT OUTLOOK

We believe global demand for energy and the performance of basic materials and technology-based industries will once again drive corporate earnings in 2000. Our analysis of earnings growth demonstrates that the greatest earnings growth potential is forecast for these three sectors, which are expected to have earnings growth of 36%, 34% and 31%, respectively.

Much of the near-term performance of the market will be driven by interest rates, which we expect will increase in the first quarter of 2000. Going forward, the domestic market should continue to see improved profitability from overseas sales, especially in strengthening Asian and European economies.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


     TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
     ------------------------------------------

     MICROSOFT CORP ............................................     6.23%
       DATA PROCESSING & SOFTWARE

     GENERAL ELECTRIC CO .......................................     5.98%
       HOUSEHOLD APPLIANCES

     WAL-MART STORES, INC ......................................     3.69%
       RETAIL

     CISCO SYSTEMS, INC ........................................     2.96%
       COMPUTERS & OFFICE EQUIPMENT

     AMERICAN INTERNATIONAL GROUP ..............................     2.70%
       INSURANCE

     INTEL CORP ................................................     2.68%
       ELECTRONICS & COMPONENTS

     FANNIE MAE ................................................     2.62%
       FINANCIAL SERVICES

     AT&T CORP .................................................     2.41%
       TELECOMMUNICATIONS

     IBM CORP ..................................................     2.35%
       COMPUTERS & OFFICE EQUIPMENT

     ORACLE CORP ...............................................     2.31%
       DATA PROCESSING & SOFTWARE


     TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
     -------------------------------------------
     TELECOMMUNICATIONS ........................................    11.73%
     DATA PROCESSING & SOFTWARE ................................    10.54%
     RETAIL ....................................................     9.33%
     PHARMACEUTICALS ...........................................     8.94%
     COMPUTERS & OFFICE EQUIPMENT ..............................     8.88%

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Real Estate Fund offers access to the potential long-term returns of the real estate market. It is an attractive alternative to direct real estate investment through participation in a diversified portfolio of fully liquid real estate and real estate-related equities. In addition, because real estate returns do not correlate with other asset class returns, risk is spread across asset classes.

The fund seeks a total return through a combination of capital appreciation and income. The fund predominantly invests in companies that derive at least 50% of their revenue from the ownership, construction, management or sale of residential, commercial or industrial real estate.

PERFORMANCE

     REAL ESTATE FUND
     ----------------

     [Linear graph plotted from the data points in the following table.)

                                                               DOW JONES
                                                               EQUITY
                             REAL                              REIT TOTAL
                             ESTATE           S&P 500          RETURN
     DATE                    FUND             INDEX            INDEX
     --------                ----------       ----------       ----------
     12/29/89                $10,000.00       $10,000.00             --
     01/31/90                $ 9,289.62       $ 9,329.03       $10,000.00
     02/28/90                $ 9,344.26       $ 9,448.98       $ 9,825.88
     03/30/90                $ 9,322.40       $ 9,699.17       $ 9,908.55
     04/30/90                $ 9,224.04       $ 9,457.56       $ 9,779.25
     05/30/90                $ 9,289.62       $10,377.85       $ 9,794.91
     06/29/90                $ 9,256.83       $10,307.89       $ 9,933.68
     07/31/90                $ 8,902.93       $10,274.95       $ 9,770.41
     08/31/90                $ 8,051.34       $ 9,347.34       $ 8,979.05
     09/28/90                $ 7,465.19       $ 8,893.10       $ 8,325.93
     10/31/90                $ 7,144.46       $ 8,855.50       $ 8,040.64
     11/30/90                $ 7,586.84       $ 9,426.79       $ 8,576.90
     12/31/90                $ 8,018.16       $ 9,689.13       $ 8,509.27
     01/31/91                $ 8,544.32       $10,110.03       $ 9,467.83
     02/28/91                $ 9,413.62       $10,832.16       $ 9,751.82
     03/28/91                $10,042.72       $11,094.21       $10,642.54
     04/30/91                $10,374.43       $11,120.59       $10,855.10
     05/31/91                $10,511.69       $11,598.68       $10,983.60
     06/28/91                $10,111.35       $11,067.71       $10,702.78
     07/31/91                $10,122.79       $11,583.13       $10,909.68
     08/30/91                $10,099.91       $11,856.75       $10,824.35
     09/30/91                $10,568.88       $11,658.25       $11,093.80
     10/31/91                $10,488.81       $11,814.65       $10,916.80
     11/29/91                $10,385.87       $11,339.90       $10,895.72
     12/31/91                $12,456.18       $12,634.62       $11,742.87
     01/31/92                $13,456.39       $12,399.46       $12,329.86
     02/28/92                $13,363.35       $12,559.97       $12,017.61
     03/31/92                $13,014.44       $12,315.99       $11,830.48
     04/30/92                $12,549.22       $12,677.21       $11,790.96
     05/29/92                $12,619.00       $12,739.20       $12,300.99
     06/30/92                $12,002.59       $12,549.74       $12,151.85
     07/31/92                $12,592.69       $13,062.01       $12,670.91
     08/31/92                $11,542.31       $12,795.18       $12,712.37
     09/30/92                $11,766.55       $12,945.59       $12,989.04
     10/30/92                $12,156.01       $12,990.02       $13,005.21
     11/30/92                $12,486.47       $13,431.12       $13,290.12
     12/31/92                $13,041.16       $13,595.90       $13,666.97
     01/29/93                $13,375.86       $13,709.45       $14,444.52
     02/26/93                $13,244.37       $13,896.23       $15,308.43
     03/31/93                $13,710.55       $14,189.24       $16,627.07
     04/30/93                $12,873.81       $13,846.28       $16,002.46
     05/28/93                $12,706.47       $14,215.75       $15,612.74
     06/30/93                $13,136.79       $14,257.25       $16,246.65
     07/30/93                $13,076.86       $14,199.84       $16,490.76
     08/31/93                $13,412.47       $14,737.44       $16,851.97
     09/30/93                $14,299.44       $14,624.42       $17,688.50
     10/29/93                $14,023.76       $14,926.74       $17,316.92
     11/30/93                $12,980.97       $14,784.47       $16,349.34
     12/31/93                $13,064.87       $14,963.21       $16,340.71
     01/31/94                $13,480.41       $15,471.44       $16,773.28
     02/28/94                $13,675.95       $15,051.89       $17,510.75
     03/31/94                $12,576.01       $14,396.93       $16,882.85
     04/29/94                $12,771.55       $14,581.37       $17,126.47
     05/31/94                $12,612.67       $14,819.74       $17,487.79
     06/30/94                $12,123.81       $14,457.08       $17,139.30
     07/29/94                $11,976.26       $14,931.47       $17,022.33
     08/31/94                $12,172.99       $15,542.23       $17,042.20
     09/30/94                $11,841.00       $15,162.48       $16,795.67
     10/31/94                $11,312.28       $15,502.64       $16,156.93
     11/30/94                $10,783.55       $14,938.75       $15,571.76
     12/30/94                $11,545.90       $15,160.05       $16,895.58
     01/31/95                $11,159.79       $15,552.93       $16,423.33
     02/28/95                $11,595.72       $16,158.46       $16,782.39
     03/31/95                $11,458.71       $16,634.50       $16,812.21
     04/28/95                $11,533.45       $17,123.96       $16,708.49
     05/31/95                $12,044.11       $17,807.34       $17,428.75
     06/30/95                $12,255.84       $18,220.23       $17,777.17
     07/31/95                $12,480.95       $18,824.18       $18,004.88
     08/31/95                $12,831.12       $18,871.17       $18,180.05
     09/29/95                $13,056.22       $19,667.12       $18,558.40
     10/31/95                $12,768.59       $19,596.85       $18,080.86
     11/30/95                $12,931.16       $20,456.15       $18,250.12
     12/29/95                $13,731.55       $20,850.19       $19,411.03
     01/31/96                $13,795.24       $21,559.01       $19,701.93
     02/29/96                $13,782.50       $21,759.57       $19,901.53
     03/29/96                $13,935.35       $21,969.07       $19,900.39
     04/30/96                $14,062.73       $22,292.67       $19,882.15
     05/31/96                $14,330.23       $22,866.61       $20,382.41
     06/28/96                $14,381.18       $22,953.78       $20,762.92
     07/31/96                $14,328.74       $21,940.25       $20,838.99
     08/30/96                $14,931.78       $22,403.74       $21,656.27
     09/30/96                $15,364.40       $23,663.56       $22,110.56
     10/31/96                $15,770.80       $24,315.96       $22,734.95
     11/29/96                $16,413.16       $26,152.33       $23,792.71
     12/31/96                $18,064.97       $25,634.27       $26,402.98
     01/31/97                $18,276.41       $27,234.92       $26,587.90
     02/28/97                $18,263.19       $27,448.73       $26,505.19
     03/31/97                $18,316.05       $26,323.01       $26,551.52
     04/30/97                $17,642.09       $27,893.07       $25,725.98
     05/30/97                $18,117.83       $29,590.03       $26,485.42
     06/30/97                $19,046.85       $30,914.93       $27,889.14
     07/31/97                $19,877.30       $33,373.41       $28,637.76
     08/29/97                $19,729.96       $31,505.17       $28,533.48
     09/30/97                $21,645.36       $33,229.63       $31,238.14
     10/31/97                $20,948.85       $32,121.10       $30,298.96
     11/28/97                $21,256.92       $33,606.83       $30,934.95
     12/31/97                $21,547.58       $34,183.57       $31,701.88
     01/30/98                $21,200.94       $34,561.29       $31,411.39
     02/27/98                $20,951.35       $37,052.55       $30,807.66
     03/31/98                $21,450.52       $38,948.44       $31,524.32
     04/30/98                $20,549.24       $39,340.10       $30,359.02
     05/29/98                $20,133.26       $38,664.83       $30,111.63
     06/30/98                $19,312.40       $40,234.22       $30,080.36
     07/31/98                $18,620.66       $39,806.88       $27,991.23
     08/31/98                $16,771.30       $34,057.55       $25,308.83
     09/30/98                $17,321.87       $36,239.41       $26,936.98
     10/30/98                $17,251.28       $39,184.53       $26,461.32
     11/30/98                $17,773.62       $41,558.46       $26,826.64
     12/31/98                $17,595.17       $43,951.69       $26,324.72
     01/29/99                $17,427.59       $45,788.91       $25,692.22
     02/26/99                $16,775.92       $44,366.05       $25,491.14
     03/31/99                $16,757.30       $46,140.61       $25,296.33
     04/30/99                $18,265.46       $47,927.38       $27,932.48
     05/28/99                $18,339.94       $46,797.24       $28,425.77
     06/30/99                $17,682.68       $49,392.29       $27,849.74
     07/30/99                $16,678.19       $47,852.33       $26,991.97
     08/31/99                $16,280.19       $47,615.42       $26,692.43
     09/30/99                $15,882.19       $46,311.70       $25,521.51
     10/29/99                $15,332.57       $49,241.08       $24,983.18
     11/30/99                $14,896.66       $50,241.99       $24,481.50
     12/31/99                $15,597.90       $53,199.30       $25,184.27

     --------------------------------------------------------------------
     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            TEN YEAR   FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     Real Estate Fund         4.55%       6.20%      (11.35)%    (11.79)%
     S&P 500 Index           18.19%       8.31%      21.04%      7.71%
     Dow Jones
       Equity REIT
       Total Return
       Index                   n/a        8.31%      (4.33)%     (9.57)%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Dow Jones Equity REIT Total Return Index is an index comprised of REITs traded publicly on the New York, American and Nasdaq Stock Exchanges. The components of the index use the equity investment structure and also reinvest all regular cash dividends.

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW

Real Estate Investment Trust (REIT) securities continue to be priced inexpensively, both historically and relative to the general market, on the basis of traditional valuation parameters such as cash flow multiples, dividend yield and net asset value. Even earnings fundamentals have held up well. Real estate markets in the United States have moved into a state of healthy equilibrium, yet the stock market continues to place high values on technology and other high-growth companies while undervaluing REITs.

For the second time in a year, Warren Buffett sparked a real estate rally by auctioning off his 20-year old wallet containing a stock tip (a REIT). This
rally  may  indicate   recognition   of  the   continuing   strong  real  estate
fundamentals.

INVESTMENT HIGHLIGHTS

The fund is currently overweighted in multi-family apartments, a sector that presently exhibits the most stable cash flow characteristics of all property types. REITs invested in Central Business District (CBD) office space remain in favor, especially since unemployment rates are at 29-year lows. We have increased our weighting in the industrial sector because e-commerce business will require warehouse distribution facilities. We remain underweighted in retail as we continue to assess the impact of e-commerce. It appears that earlier fears of the Internet dominating the retail landscape are abating.

Security   selection  remains   paramount.   We  are  positioned  in  large-cap,
high-quality, well-managed companies.

CURRENT OUTLOOK

We anticipate a selective recovery favoring the large-cap, high-quality names. REIT yields have risen to attractive levels (over 8%), and REIT securities are trading at discounts to net asset value of up to 20%. We remain defensive and continue to focus on multi-family apartment REITs. Because interest rates are expected to rise, we are monitoring REITs' floating rate exposure vs.
fixed-rate, long-term financing. Real estate is an industry that is fundamentally in good shape for long-term growth and represents very good value relative to other industry groups.

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------


     TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
     ------------------------------------------

     APARTMENT INVESTMENT & MANAGEMENT CO ......................     5.21%
       RESIDENTIAL PROPERTIES

     EQUITY OFFICE PROPERTIES TRUST ............................     5.06%
       OFFICE/INDUSTRIAL

     POST PROPERTIES, INC ......................................     4.83%
       RESIDENTIAL PROPERTIES

     MANUFACTURED HOME COMMUNITIES, INC ........................     4.77%
       RESIDENTIAL PROPERTIES

     SPIEKER PROPERTIES, INC ...................................     4.77%
       OFFICE/INDUSTRIAL

     CADILLAC FAIRVIEW CORP ....................................     4.75%
       OFFICE/INDUSTRIAL

     SIMON PROPERTY GROUP, INC .................................     4.72%
       RETAIL PROPERTIES

     LIBERTY PROPERTY TRUST ....................................     4.53%
       OFFICE/INDUSTRIAL

     TRIZEC HAHN CORP ..........................................     4.42%
       OFFICE/INDUSTRIAL

     H&R REAL ESTATE INVESTMENT TRUST ..........................     4.10%
       OFFICE/INDUSTRIAL


     TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
     -------------------------------------------
     OFFICE/INDUSTRIAL .........................................    49.29%
     RESIDENTIAL PROPERTIES ....................................    25.44%
     RETAIL PROPERTIES .........................................     9.23%
     FINANCIAL SERVICES ........................................     3.56%
     HOTELS & LODGING PROPERTIES ...............................     1.84%

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------


     PORTFOLIO PROFILE                               DECEMBER 31, 1999
     -----------------------------------------------------------------
     COUNTRY DISTRIBUTION                             % OF INVESTMENTS
     --------------------                             ----------------
     U.S                                                        66.24%
     Canada                                                     22.37%
     Other Foreign                                               0.75%
     U.S. Repurchase Agreements                                 10.64%
     Number of Stocks                                              28

--------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks capital appreciation by focusing on economic growth in the Greater China Region, including China, Hong Kong, Taiwan, Korea, Singapore, Thailand and Malaysia. The fund emphasizes long-term growth over current income.

PERFORMANCE

     CHINA REGION OPPORTUNITY FUND
     -----------------------------

     [Linear graph plotted from the data points in the following table.)

                                  INTERNA-                      MORGAN
                  CHINA           TIONAL                        STANLEY
                  REGION          FINANCE                       CAPITAL
                  OPPORTUNITY     CORPORATION    HANG SENG      FAR EAST EX
     DATE         FUND            CHINA INDEX    100 INDEX      JAPAN INDEX
     --------     ----------      ---------      ----------     ---------
     02/09/94     $10,000.00      10,000.00      $10,000.00     10,000.00
     02/28/94     $ 9,465.73       9,499.49      $ 9,062.60      9,421.15
     03/31/94     $ 8,155.24       7,780.03      $ 7,860.97      8,513.13
     04/29/94     $ 8,094.61       7,383.05      $ 7,805.39      8,953.15
     05/31/94     $ 8,417.99       7,811.94      $ 8,316.83      9,265.82
     06/30/94     $ 7,852.07       6,846.73      $ 7,624.61      8,985.90
     07/29/94     $ 8,267.47       7,713.08      $ 8,255.24      9,551.17
     08/31/94     $ 8,774.06       8,243.17      $ 8,644.01     10,206.26
     09/30/94     $ 8,834.85       8,451.00      $ 8,288.69     10,319.16
     10/31/94     $ 8,662.41       8,348.25      $ 8,397.52     10,284.69
     11/30/94     $ 7,698.79       7,095.04      $ 7,370.28      9,486.77
     12/30/94     $ 7,191.63       6,089.36      $ 7,130.69      9,466.78
     01/31/95     $ 6,430.88       5,174.75      $ 6,392.13      8,440.49
     02/28/95     $ 6,735.18       5,760.10      $ 7,249.50      9,004.44
     03/31/95     $ 6,714.89       5,854.28      $ 7,476.02      9,112.30
     04/28/95     $ 6,441.02       5,129.60      $ 7,278.68      8,877.16
     05/31/95     $ 7,019.19       5,897.87      $ 8,189.57      9,512.80
     06/30/95     $ 6,846.75       5,744.53      $ 8,014.73      9,350.97
     07/31/95     $ 7,072.58       6,006.85      $ 8,229.65      9,405.97
     08/31/95     $ 6,990.46       5,728.96      $ 7,991.51      8,901.57
     09/29/95     $ 6,939.14       5,605.20      $ 8,397.60      9,159.26
     10/31/95     $ 6,692.41       5,291.51      $ 8,516.04      9,004.35
     11/30/95     $ 6,312.05       4,786.33      $ 8,542.98      8,778.34
     12/29/95     $ 6,178.40       4,534.13      $ 8,769.37      9,132.65
     01/31/96     $ 6,642.56       4,977.82      $ 9,889.16      9,552.60
     02/29/96     $ 6,766.33       5,304.74      $ 9,685.44      9,522.54
     03/29/96     $ 6,580.67       5,025.30      $ 9,538.77      9,676.90
     04/30/96     $ 6,549.73       4,962.25      $ 9,545.15     10,378.22
     05/31/96     $ 6,621.93       5,097.69      $ 9,806.49     10,098.64
     06/28/96     $ 6,704.44       5,109.36      $ 9,594.22     10,017.51
     07/31/96     $ 6,621.03       4,970.81      $ 9,298.69      9,301.47
     08/30/96     $ 6,631.46       5,142.06      $ 9,714.46      9,531.97
     09/30/96     $ 6,662.74       5,120.26      $10,361.63      9,748.84
     10/31/96     $ 6,683.69       5,071.22      $10,862.31      9,543.07
     11/29/96     $ 7,207.49       5,548.38      $11,660.06     10,006.17
     12/31/96     $ 7,898.91       6,389.04      $11,710.13      9,884.28
     01/31/97     $ 7,877.95       6,333.00      $11,597.25     10,040.64
     02/28/97     $ 8,097.95       6,430.29      $11,664.23     10,124.49
     03/31/97     $ 7,982.71       6,302.64      $10,911.72      9,644.52
     04/30/97     $ 8,454.13       7,219.58      $11,232.94      9,490.70
     05/30/97     $ 8,894.13       7,121.51      $12,847.38      9,858.79
     06/30/97     $ 9,009.36       7,205.57      $13,229.53     10,194.22
     07/31/97     $ 9,679.83       8,320.23      $14,247.13     10,267.52
     08/29/97     $ 9,795.06       9,643.50      $12,305.41      8,743.24
     09/30/97     $ 9,239.83       7,651.59      $13,101.14      8,472.18
     10/31/97     $ 7,018.92       6,274.62      $ 9,248.51      6,396.05
     11/28/97     $ 6,337.98       4,963.03      $ 9,164.19      6,016.59
     12/31/97     $ 6,125.32       4,863.39      $ 9,334.68      5,726.52
     01/30/98     $ 4,784.09       3,457.62      $ 8,054.62      5,343.67
     02/27/98     $ 6,114.76       4,755.97      $ 9,994.49      6,498.68
     03/31/98     $ 6,114.76       4,464.86      $10,027.56      6,331.44
     04/30/98     $ 5,618.40       3,914.53      $ 9,039.49      5,706.62
     05/29/98     $ 4,984.74       3,614.85      $ 7,777.96      4,852.63
     06/30/98     $ 4,319.41       3,234.22      $ 7,437.18      4,360.20
     07/31/98     $ 3,654.07       2,512.65      $ 6,908.84      4,277.05
     08/31/98     $ 3,009.85       1,952.21      $ 6,333.27      3,593.09
     09/30/98     $ 3,654.07       2,601.39      $ 6,862.93      3,935.15
     10/30/98     $ 4,150.43       2,583.48      $ 8,840.36      4,889.98
     11/30/98     $ 4,277.16       2,621.62      $ 9,055.72      5,284.25
     12/31/98     $ 4,087.07       2,388.11      $ 8,747.77      5,316.49
     01/29/99     $ 3,576.18       2,084.53      $ 8,276.21      5,175.43
     02/26/99     $ 3,554.90       2,102.44      $ 8,582.29      5,174.13
     03/31/99     $ 3,938.06       2,204.41      $ 9,525.71      5,680.92
     04/30/99     $ 4,757.60       2,833.35      $11,607.19      6,876.87
     05/28/99     $ 4,640.52       2,755.51      $10,574.65      6,719.63
     06/30/99     $ 5,939.02       3,771.31      $11,780.37      7,900.41
     07/30/99     $ 5,641.00       3,620.30      $11,479.79      7,504.92
     08/31/99     $ 5,672.93       3,674.79      $11,737.40      7,827.77
     09/30/99     $ 5,374.92       3,489.53      $11,084.89      7,198.24
     10/29/99     $ 5,321.70       3,484.08      $11,540.81      7,558.14
     11/30/99     $ 5,896.44       4,462.52      $13,386.58      8,132.76
     12/31/99     $ 6,364.75       4,901.53      $14,766.32      8,784.91

     --------------------------------------------------------------------
     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            INCEPTION  FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     China Region
       Opportunity
       Fund (Inception
       2/10/94)              (7.38)%     (2.41)%     55.73%      7.17%
     Hang Seng 100
       Index                  6.81%      15.67%      68.80%      25.35%
     Morgan Stanley
       Capital Far
       East ex Japan
       Index                 (2.17)%     (1.48)%     65.24%      11.20%
     International
       Finance
       Corporation
       China Index           (11.35)%    (4.25)%     105.25%     29.97%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Hang Seng 100 Index is a capitalization-weighted index. The index is comprised of the 100 highest companies in terms of market capitalization and turnover listed on The Stock Exchange of Hong Kong Limited. The Morgan Stanley Capital Far East ex Japan Index is one index in a series representing both the developed and the emerging markets for a particular region. The International Finance Corporation China Index is one global index in a series representing a large part of the market and shows trends in the markets from the perspective of local investors.

--------------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW

The Hang Seng Index surged by 27%, while the Shanghai and Shenzhen B-share markets lagged the Hong Kong market, declining 35% and 28%, respectively. In comparison, the S&P 500 rose 21% for the six months ended December 31, 1999.

Although interest rate and exchange rate uncertainties added to the volatility of the markets, the economy and politics were the driving factors. Asian economies recovered significantly from the financial crisis that began in 1997. By comparison, China's GDP grew by 7.1% and South Korea's economy grew approximately 10% in 1999. Currencies throughout the region have generally stabilized. It was a tough year in regard to the relationship between China and the United States. NATO's unintentional bombing of the Chinese Embassy in Belgrade not only hit the financial markets, but also delayed the negotiations between the U.S. and China on membership to the World Trade Organization (WTO). Fortunately, the leadership from both countries realized the tremendous benefit both would enjoy if China were brought into WTO. In November, a landmark pact was finally signed after years of hard work, ending the century on a very positive note. We expect China to be an official member of WTO around the middle of 2000. These developments indicate China will continue to move toward a free-market system and to open its huge markets to foreign companies and investors.

INVESTMENT HIGHLIGHTS

Encouraged by strong Nasdaq performance, investors began a love affair with technology stocks--especially telecommunications and the Internet. The property sector underperformed the general market, reflecting the change of government policies in Hong Kong. Hong Kong's economy will no longer rely heavily on the property sector. Instead, technology is expected to be an important fuel for future growth. During the last six months of the year, we decreased our holdings in Chinese shares and the property sector. We significantly increased our exposure to the technology sector, especially telecommunications. We believe that these strategic adjustments will continue to benefit the fund.

CURRENT OUTLOOK

We remain bullish on China and Hong Kong. The size of China, the determination of its people to reform and its high-quality labor force will enable its economy to enjoy sustainable growth. Due to Hong Kong's strategic position and excellent political, legal and financial systems, we believe this dynamic city can benefit the most from the economic growth of China. The Heritage Foundation and the Wall Street Journal rated Hong Kong as the most free economy in the world for the fifth year in a row, keeping the country ahead of Singapore and the U.S. We will continue to invest heavily in Hong Kong and increase our investment in other Asian markets that we believe have substantial upward potential.

We will continue to explore investment opportunities in the technology sectors in China, Hong Kong and other Asian countries. The technology sector in Asia is in the early stages of development, compared to its counterpart in the U.S. We believe the growth potential is huge. Due to their unique culture, Asian people are expected to embrace new technology quickly. The popularity of mobile phones in China, Hong Kong and South Korea is a good example. For the same reasons, many high-tech companies from the U.S., such as Microsoft, IBM, and Cisco, are aggressively expanding into the markets of China and Hong Kong.

     TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
     ------------------------------------------

     HSBC HOLDINGS LTD .........................................    12.46%
       BANKING & FINANCIAL SERVICES

     HUTCHISON WHAMPOA .........................................     5.91%
       CONGLOMERATES

     LI & FUNG LTD .............................................     5.88%
       APPAREL

     CHINA TELECOM LTD .........................................     5.53%
       TELECOMMUNICATIONS

     CHEUNG KONG HOLDINGS LTD ..................................     3.38%
       CONSTRUCTION

     GUANGDONG KELON ELECTRONICS HOLDINGS ......................     2.94%
       HOUSEHOLD APPLIANCES

     CHINA INTERNATIONAL MARINE CONTAINER ......................     2.40%
       WATER TRANSPORTATION & SERVICES

     ASM PACIFIC TECHNOLOGY LTD ................................     2.34%
       ELECTRONIC EQUIPMENT

     FOUNDER HONG KONG LTD .....................................     2.32%
       COMPUTERS & OFFICE EQUIPMENT

     YIZHENG CHEMICAL FIBRE ....................................     2.22%
       CHEMICALS & ALLIED PRODUCTS

--------------------------------------------------------------------------------
  CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------

     TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
     ------------------------------------------
     BANKING & FINANCIAL SERVICES ..............................    16.23%
     CONGLOMERATES .............................................    12.11%
     TELECOMMUNICATIONS ........................................     9.02%
     APPAREL ...................................................     7.95%
     ELECTRONIC EQUIPMENT ......................................     7.36%


     PORTFOLIO PROFILE                                   DECEMBER 31, 1999
     ---------------------------------------------------------------------
     COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     --------------------                                 ----------------
     Hong Kong .................................................    67.32%
     Republic of China .........................................    17.47%
     Taiwan ....................................................     3.53%
     U.S .......................................................     2.11%
     Republic of Korea .........................................     2.03%
     Other Foreign .............................................     2.84%
     U.S. Repurchase Agreements ................................     4.70%
     Number of Stocks ..........................................      101

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, and paper and forest products around the globe.

PERFORMANCE

     GLOBAL RESOURCES FUND
     ---------------------

     [Linear graph plotted from the data points in the following table.)

                                  MICROPAL US:    DOW JONES
                                  EQUITY          BASIC
                  GLOBAL          NATURAL         MATERIALS    S&P
                  RESOURCES       RESOURCES       AND ENERGY   500
     DATE         FUND            FUND            INDEX        INDEX
     --------     ----------      ----------      ----------   ----------
     12/29/89     $10,000.00      $10,000.00                   $10,000.00
     01/31/90     $ 9,729.73      $ 9,581.61                   $ 9,329.03
     02/28/90     $ 9,459.46      $ 9,762.43                   $ 9,448.98
     03/30/90     $ 9,189.19      $ 9,861.37                   $ 9,699.17
     04/30/90     $ 8,243.24      $ 9,354.28                   $ 9,457.56
     05/30/90     $ 8,783.78      $10,098.38                   $10,377.85
     06/29/90     $ 8,513.51      $ 9,880.88                   $10,307.89
     07/31/90     $ 9,189.19      $10,374.32                   $10,274.95
     08/31/90     $ 9,054.05      $10,028.99                   $ 9,347.34
     09/28/90     $ 8,918.92      $ 9,844.35                   $ 8,893.10
     10/31/90     $ 8,121.62      $ 9,255.09                   $ 8,855.50
     11/30/90     $ 8,135.14      $ 9,342.41                   $ 9,426.79
     12/31/90     $ 8,405.41      $ 9,247.95                   $ 9,689.13
     01/31/91     $ 7,850.88      $ 9,082.68                   $10,110.03
     02/28/91     $ 8,215.70      $ 9,862.03                   $10,832.16
     03/28/91     $ 8,128.14      $ 9,736.39                   $11,094.21
     04/30/91     $ 8,215.70      $ 9,776.13                   $11,120.59
     05/31/91     $ 8,653.48      $10,015.54                   $11,598.68
     06/28/91     $ 8,405.41      $ 9,533.82                   $11,067.71
     07/31/91     $ 8,770.22      $ 9,910.03                   $11,583.13
     08/30/91     $ 8,697.26      $10,057.98                   $11,856.75
     09/30/91     $ 8,682.67      $ 9,871.20                   $11,658.25
     10/31/91     $ 8,930.74      $10,090.89                   $11,814.65
     11/29/91     $ 8,638.89      $ 9,457.50                   $11,339.90
     12/31/91     $ 8,828.59      $ 9,578.91                   $12,634.62
     01/31/92     $ 8,874.10      $ 9,524.09                   $12,399.46
     02/28/92     $ 8,965.12      $ 9,588.29                   $12,559.97
     03/31/92     $ 8,722.41      $ 9,250.09                   $12,315.99
     04/30/92     $ 8,843.76      $ 9,577.74                   $12,677.21
     05/29/92     $ 9,056.14      $ 9,882.00                   $12,739.20
     06/30/92     $ 8,767.92      $ 9,550.84                   $12,549.74
     07/31/92     $ 8,874.10      $ 9,982.07                   $13,062.01
     08/31/92     $ 8,616.22      $ 9,962.45                   $12,795.18
     09/30/92     $ 8,601.05      $10,046.26                   $12,945.59
     10/30/92     $ 8,494.87      $ 9,854.03                   $12,990.02
     11/30/92     $ 8,464.53      $ 9,728.24                   $13,431.12
     12/31/92     $ 8,585.88      $ 9,839.77      $10,000.00   $13,595.90
     01/29/93     $ 8,402.56      $10,024.71      $10,181.08   $13,709.45
     02/26/93     $ 8,555.33      $10,523.39      $10,641.92   $13,896.23
     03/31/93     $ 8,937.26      $11,091.05      $10,930.74   $14,189.24
     04/30/93     $ 9,090.04      $11,360.42      $11,143.74   $13,846.28
     05/28/93     $ 9,212.26      $11,767.80      $11,342.02   $14,215.75
     06/30/93     $ 9,334.48      $11,851.76      $11,185.46   $14,257.25
     07/30/93     $ 9,426.14      $11,885.85      $11,268.36   $14,199.84
     08/31/93     $ 9,731.69      $12,403.78      $11,691.95   $14,737.44
     09/30/93     $ 9,685.85      $12,080.16      $11,600.02   $14,624.42
     10/29/93     $10,113.62      $12,248.80      $11,516.40   $14,926.74
     11/30/93     $ 9,655.30      $11,573.89      $11,200.90   $14,784.47
     12/31/93     $10,174.73      $11,849.16      $11,382.83   $14,963.21
     01/31/94     $10,659.99      $12,391.81      $12,111.06   $15,471.44
     02/28/94     $10,284.30      $12,098.30      $11,793.65   $15,051.89
     03/31/94     $ 9,689.47      $11,448.91      $11,321.59   $14,396.93
     04/29/94     $ 9,470.33      $11,727.60      $11,581.83   $14,581.37
     05/31/94     $ 9,470.33      $11,926.45      $11,837.63   $14,819.74
     06/30/94     $ 8,985.07      $11,859.20      $11,556.99   $14,457.08
     07/29/94     $ 9,251.18      $12,230.97      $12,052.13   $14,931.47
     08/31/94     $ 9,532.94      $12,354.31      $12,305.80   $15,542.23
     09/30/94     $ 9,908.62      $12,417.95      $12,143.22   $15,162.48
     10/31/94     $ 9,752.09      $12,496.36      $12,468.09   $15,502.64
     11/30/94     $ 9,188.56      $11,595.54      $11,711.24   $14,938.75
     12/30/94     $ 9,188.56      $11,561.05      $11,812.96   $15,160.05
     01/31/95     $ 8,709.30      $11,120.96      $11,732.27   $15,552.93
     02/28/95     $ 8,808.46      $11,514.99      $12,400.29   $16,158.46
     03/31/95     $ 9,056.35      $12,086.94      $12,968.09   $16,634.50
     04/28/95     $ 9,304.25      $12,542.87      $13,269.80   $17,123.96
     05/31/95     $ 9,419.93      $12,761.75      $13,767.64   $17,807.34
     06/30/95     $ 9,519.09      $12,761.24      $13,710.32   $18,220.23
     07/31/95     $ 9,783.51      $13,168.16      $14,103.06   $18,824.18
     08/31/95     $ 9,932.24      $13,247.03      $13,921.33   $18,871.17
     09/29/95     $ 9,899.19      $13,208.46      $14,083.60   $19,667.12
     10/31/95     $ 9,452.98      $12,555.25      $13,694.25   $19,596.85
     11/30/95     $ 9,552.14      $13,136.11      $14,452.23   $20,456.15
     12/29/95     $10,014.87      $13,768.58      $14,926.06   $20,850.19
     01/31/96     $10,383.31      $14,264.00      $15,313.82   $21,559.01
     02/29/96     $10,500.55      $14,529.29      $15,401.84   $21,759.57
     03/29/96     $11,086.70      $15,256.01      $16,311.93   $21,969.07
     04/30/96     $11,739.84      $16,096.96      $16,636.56   $22,292.67
     05/31/96     $11,924.06      $16,349.82      $16,552.89   $22,866.61
     06/28/96     $11,689.60      $16,065.94      $16,379.29   $22,953.78
     07/31/96     $11,187.18      $15,357.96      $15,763.99   $21,940.25
     08/30/96     $11,589.12      $16,300.30      $16,259.15   $22,403.74
     09/30/96     $12,058.04      $16,661.98      $16,895.85   $23,663.56
     10/31/96     $12,627.45      $17,328.43      $17,604.54   $24,315.96
     11/29/96     $13,297.34      $18,062.80      $18,458.65   $26,152.33
     12/31/96     $13,431.32      $18,112.37      $18,380.24   $25,634.27
     01/31/97     $13,924.56      $18,490.46      $19,227.07   $27,234.92
     02/28/97     $13,165.73      $17,825.18      $18,731.70   $27,448.73
     03/31/97     $13,070.87      $17,454.83      $19,204.28   $26,323.01
     04/30/97     $12,729.40      $17,219.86      $19,432.75   $27,893.07
     05/30/97     $13,943.53      $18,650.79      $20,701.68   $29,590.03
     06/30/97     $13,924.56      $18,686.71      $21,250.42   $30,914.93
     07/31/97     $15,081.78      $19,785.20      $22,908.76   $33,373.41
     08/29/97     $15,916.49      $20,120.03      $22,404.03   $31,505.17
     09/30/97     $17,320.33      $21,429.79      $23,444.38   $33,229.63
     10/31/97     $16,409.73      $20,247.57      $22,655.39   $32,121.10
     11/28/97     $13,772.79      $18,613.72      $22,330.60   $33,606.83
     12/31/97     $13,061.39      $18,447.58      $22,128.63   $34,183.57
     01/30/98     $11,510.62      $17,741.14      $21,218.38   $34,561.29
     02/27/98     $11,772.72      $18,411.68      $22,695.43   $37,052.55
     03/31/98     $11,750.88      $19,020.91      $23,660.96   $38,948.44
     04/30/98     $11,445.10      $19,579.45      $24,766.29   $39,340.10
     05/29/98     $10,418.53      $18,066.08      $23,852.30   $38,664.83
     06/30/98     $ 9,763.28      $17,019.84      $23,366.90   $40,234.22
     07/31/98     $ 8,998.82      $15,282.32      $21,850.81   $39,806.88
     08/31/98     $ 7,557.26      $12,424.96      $19,401.14   $34,057.55
     09/30/98     $ 8,365.40      $14,405.07      $21,736.38   $36,239.41
     10/30/98     $ 8,671.19      $14,867.43      $22,224.25   $39,184.53
     11/30/98     $ 8,430.93      $14,274.79      $22,477.44   $41,558.46
     12/31/98     $ 8,030.54      $13,989.28      $22,116.71   $43,951.69
     01/29/99     $ 7,633.69      $13,335.42      $21,242.55   $45,788.91
     02/26/99     $ 7,563.65      $12,938.54      $20,769.32   $44,366.05
     03/31/99     $ 8,310.68      $14,909.90      $23,135.72   $46,140.61
     04/30/99     $ 9,688.01      $17,409.38      $26,192.98   $47,927.38
     05/28/99     $ 9,221.12      $16,803.32      $26,886.91   $46,797.24
     06/30/99     $ 9,361.19      $17,633.36      $26,354.22   $49,392.29
     07/30/99     $ 9,384.53      $17,888.14      $27,044.91   $47,852.33
     08/31/99     $ 9,267.81      $18,165.88      $27,277.74   $47,615.42
     09/30/99     $ 8,940.98      $17,748.34      $26,055.32   $46,311.70
     10/29/99     $ 8,754.23      $17,056.48      $25,440.32   $49,241.08
     11/30/99     $ 8,777.57      $16,830.30      $26,015.20   $50,241.99
     12/31/99     $ 9,197.77      $17,894.01      $25,906.71   $53,199.30

     --------------------------------------------------------------------
     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            TEN YEAR   FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     Global Resources
       Fund                  (0.83)%      0.02%      14.53%      (1.75)%
     S&P 500 Index           18.19%      28.54%      21.04%      7.71%
     Dow Jones Basic
       Materials
       and Energy Index        n/a       17.01%      17.14%      (1.70)%
     Micropal US: Equity
       Natural Resources
       Fund Index             5.99%       9.13%      27.91%      1.48%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Dow Jones Basic Materials and Energy Index is a combination of the Dow Jones Basic Materials Index and the Dow Jones Energy Index allocated based on their respective market capitalization weightings. The Micropal US: Equity Natural Resources Fund Index is composed of funds that invest the majority of their portfolios in equity shares of natural resource companies.

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------

SIX MONTHS IN REVIEW

A positive outlook for global growth fueled basic materials' rise in the latter half of 1999. The strength shown by the Dow Jones Basic Materials Index over the early part of the summer continued through August. A 25 basis point hike in interest rates put a damper on the sector, and it quickly declined to a low value of 704 points toward the end of September. The index then traded in a tight range in November. December saw strong gains. The Dow Jones Basic Materials Index gained nearly 10% during the month, hitting its highs in the last few days of the year. This rise was attributed to investors seeking a safe haven for their money and hedging against potential Y2K issues.

The strongest gains were made by the aluminum and metals and mining sectors. Strong price increases in the underlying metals, as a result of rising demand and tightening supply, contributed to large earnings growth expectations in both sectors. Other sectors also performed well. Low capacity growth rates and an anticipated surge in demand lifted the paper and forest products sector. The push by investors into the chemical companies during December lifted that sector's performance and ultimately allowed the index to surpass the levels set in the summer.

For the six months ended December 31, 1999, crude oil prices rose from a low of $18.67 per barrel in early July to close at $25.50 per barrel, a gain of more than 36%. Despite strength in the fundamentals of crude oil and continued production cuts from OPEC, money flow into the energy sector remained low. The market is still valuing many of the energy stocks at a discount to their historical valuation despite oil rising 150% from its lows. In order to benefit from the rise in energy prices, our exposure remains in oil and gas stocks that have higher cash flow and earnings leveraged to the underlying commodities.

International and domestic oil companies had the strongest gains in the energy sector, followed closely by natural gas companies. Improving operating margins and cash flow for oil companies provided increased return on capital employed. We remain underweighted in the refining stocks because we believe they will continue to struggle with low capacity utilization, increasing feed stock prices and shrinking margins. For natural gas companies, a warmer than expected winter has restricted natural gas demand for most of the last six months. The peak demand for natural gas came in the warmer months, due to higher electricity usage to run air conditioners.

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------

CURRENT OUTLOOK

We believe the upcoming year will be strong in the basic materials and energy sectors. Improving economies in Asia and Europe, along with the continued strength of the U.S. economy, should drive commodity consumption much higher. The last few years of low demand has meant that both production capacity and stockpiles are low, and the anticipated rising demand should drive commodity prices higher. This increase will improve earnings for all companies. The S&P earnings outlook for 2000 is dominated by three sectors. Energy and materials are in the top two positions, with earnings expected to increase 37% and 34%, respectively.

     TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
     ------------------------------------------

     EXXON MOBIL CORP ...........................................    20.82%
       PETROLEUM PRODUCTION & REFINING

     CHEVRON CORP ...............................................     4.53%
       PETROLEUM PRODUCTION & REFINING

     SCHLUMBERGER LTD ...........................................     4.17%
       OIL & GAS EXTRACTION

     E.I. DU PONT DE NEMOURS & CO ...............................     4.02%
       CHEMICALS & ALLIED PRODUCTS

     ENRON CORP .................................................     3.94%
       NATURAL GAS PRODUCTION & DISTRIBUTION

     ALCOA, INC .................................................     3.25%
       METAL & MINERAL MINING

     TEXACO, INC ................................................     2.77%
       PETROLEUM PRODUCTION & REFINING

     DE BEERS CONSOLIDATED MINES LTD ............................     2.38%
       DIVERSIFIED MINING

     PHILLIPS PETROLEUM CO ......................................     2.30%
       OIL & GAS EXTRACTION

     FREEPORT MCMORAN COPPER & GOLD, INC ........................     2.21%
       METAL & MINERAL MINING

--------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------


     TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
     -------------------------------------------
     PETROLEUM PRODUCTION & REFINING ...........................    35.36%
     OIL & GAS EXTRACTION ......................................    17.40%
     METAL & MINERAL MINING ....................................    11.07%
     CHEMICALS & ALLIED PRODUCTS ...............................     8.85%
     PAPER PRODUCTS ............................................     6.53%


     PORTFOLIO PROFILE                                   DECEMBER 31, 1999
     ---------------------------------------------------------------------
     COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     --------------------                                 ----------------
     U.S .......................................................    77.64%
     Canada ....................................................     7.18%
     Netherlands ...............................................     6.02%
     South Africa ..............................................     2.38%
     United Kingdom ............................................     2.21%
     Other Foreign .............................................     3.87%
     U.S. Repurchase Agreements ................................     0.70%
     Number of Stocks ..........................................       93

----------------------------------------------------------------------------
 GOLD FUNDS
----------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Gold Fund focuses on all kinds of gold and precious metals companies, including the smaller production and exploration companies. The fund seeks long-term growth of capital, plus protection against inflation and monetary instability.

The Gold Shares Fund's primary objective is capital appreciation and protection against inflation and monetary instability. It also pursues current income as a secondary objective. The fund focuses on the larger companies producing gold and precious metals.

PERFORMANCE


     WORLD GOLD FUND
     ---------------

     [Linear graph plotted from the data points in the following table.)


                                 TORONTO
                                 STOCK          PHILADELPHIA
                                 EXCHANGE       STOCK
                                 GOLD AND       EXCHANGE
                  WORLD          PRECIOUS       GOLD AND
                  GOLD           MINERALS       SILVER         S&P 500
     DATE         FUND           INDEX          INDEX          INDEX
     --------     ----------     ----------     ----------     ----------
     12/29/89     $10,000.00     $10,000.00     $10,000.00     $10,000.00
     01/31/90     $10,214.29     $10,546.65     $10,863.00     $ 9,329.03
     02/28/90     $ 9,714.29     $ 9,741.01     $10,065.87     $ 9,448.98
     03/30/90     $ 9,071.43     $ 9,407.76     $ 9,397.98     $ 9,699.17
     04/30/90     $ 7,928.57     $ 8,176.10     $ 8,294.00     $ 9,457.56
     05/30/90     $ 8,285.71     $ 8,864.98     $ 8,952.72     $10,377.85
     06/29/90     $ 7,714.29     $ 8,406.31     $ 8,459.10     $10,307.89
     07/31/90     $ 8,214.29     $ 9,060.03     $ 9,084.47     $10,274.95
     08/31/90     $ 8,071.43     $ 9,042.68     $ 9,009.42     $ 9,347.34
     09/28/90     $ 8,000.00     $ 9,010.44     $ 9,033.60     $ 8,893.10
     10/31/90     $ 6,664.29     $ 7,557.80     $ 7,486.03     $ 8,855.50
     11/30/90     $ 6,635.71     $ 7,363.50     $ 7,107.48     $ 9,426.79
     12/31/90     $ 7,214.29     $ 8,059.19     $ 8,091.39     $ 9,689.13
     01/31/91     $ 6,221.43     $ 6,758.89     $ 6,696.41     $10,110.03
     02/28/91     $ 6,571.43     $ 7,373.44     $ 7,170.85     $10,832.16
     03/28/91     $ 6,528.57     $ 7,325.35     $ 7,028.27     $11,094.21
     04/30/91     $ 6,392.86     $ 6,940.16     $ 6,718.09     $11,120.59
     05/31/91     $ 6,678.57     $ 7,169.50     $ 6,864.00     $11,598.68
     06/28/91     $ 7,171.43     $ 7,584.06     $ 7,517.72     $11,067.71
     07/31/91     $ 7,192.86     $ 7,530.07     $ 7,333.44     $11,583.13
     08/30/91     $ 6,478.57     $ 6,729.34     $ 6,329.53     $11,856.75
     09/30/91     $ 6,578.57     $ 6,621.23     $ 6,573.00     $11,658.25
     10/31/91     $ 7,242.86     $ 7,273.29     $ 6,912.37     $11,814.65
     11/29/91     $ 7,285.71     $ 7,334.97     $ 7,014.93     $11,339.90
     12/31/91     $ 6,971.43     $ 7,032.42     $ 6,736.43     $12,634.62
     01/31/92     $ 7,142.86     $ 6,968.17     $ 6,964.90     $12,399.46
     02/28/92     $ 7,042.86     $ 6,772.21     $ 6,787.29     $12,559.97
     03/31/92     $ 6,550.00     $ 6,258.13     $ 6,006.84     $12,315.99
     04/30/92     $ 5,928.57     $ 6,010.11     $ 5,830.90     $12,677.21
     05/29/92     $ 6,392.86     $ 6,501.48     $ 6,255.32     $12,739.20
     06/30/92     $ 6,785.71     $ 6,756.05     $ 6,547.15     $12,549.74
     07/31/92     $ 7,171.43     $ 7,402.64     $ 6,889.85     $13,062.01
     08/31/92     $ 7,000.00     $ 7,401.08     $ 6,576.34     $12,795.18
     09/30/92     $ 7,000.00     $ 7,276.40     $ 6,708.08     $12,945.59
     10/30/92     $ 6,714.29     $ 7,160.33     $ 6,304.51     $12,990.02
     11/30/92     $ 6,185.71     $ 6,433.60     $ 5,487.37     $13,431.12
     12/31/92     $ 6,642.86     $ 6,884.05     $ 5,945.13     $13,595.90
     01/29/93     $ 6,328.57     $ 6,775.36     $ 5,964.31     $13,709.45
     02/26/93     $ 6,842.86     $ 7,677.63     $ 6,335.36     $13,896.23
     03/31/93     $ 7,635.71     $ 8,603.58     $ 7,239.22     $14,189.24
     04/30/93     $ 8,750.00     $10,021.31     $ 8,238.97     $13,846.28
     05/28/93     $ 9,928.57     $11,235.71     $ 9,264.57     $14,215.75
     06/30/93     $10,421.43     $12,164.33     $ 9,709.00     $14,257.25
     07/30/93     $12,392.86     $13,173.42     $10,747.94     $14,199.84
     08/31/93     $11,407.14     $12,154.57     $ 9,828.23     $14,737.44
     09/30/93     $ 9,978.57     $10,633.28     $ 8,680.90     $14,624.42
     10/29/93     $11,621.43     $12,720.13     $10,293.50     $14,926.74
     11/30/93     $11,407.14     $12,566.16     $ 9,898.27     $14,784.47
     12/31/93     $12,607.14     $13,575.17     $10,998.92     $14,963.21
     01/31/94     $13,042.86     $13,704.16     $10,993.08     $15,471.44
     02/28/94     $12,364.29     $12,809.06     $10,705.41     $15,051.89
     03/31/94     $12,385.71     $13,111.91     $11,148.17     $14,396.93
     04/29/94     $11,392.86     $11,589.19     $ 9,541.40     $14,581.37
     05/31/94     $11,935.71     $12,452.87     $10,032.52     $14,819.74
     06/30/94     $11,164.29     $11,642.22     $ 9,609.77     $14,457.08
     07/29/94     $11,178.57     $11,581.47     $ 9,317.94     $14,931.47
     08/31/94     $11,692.86     $12,160.15     $ 9,882.43     $15,542.23
     09/30/94     $12,392.86     $13,783.90     $11,025.60     $15,162.48
     10/31/94     $11,714.29     $12,457.63     $ 9,789.88     $15,502.64
     11/30/94     $10,235.71     $10,777.76     $ 8,563.33     $14,938.75
     12/30/94     $10,471.43     $11,561.67     $ 9,116.15     $15,160.05
     01/31/95     $ 9,369.17     $10,124.89     $ 8,119.74     $15,552.93
     02/28/95     $ 9,569.58     $10,842.49     $ 8,657.55     $16,158.46
     03/31/95     $10,671.84     $12,303.83     $10,170.10     $16,634.50
     04/28/95     $10,965.30     $12,346.11     $ 9,749.85     $17,123.96
     05/31/95     $10,943.82     $12,879.72     $10,005.84     $17,807.34
     06/30/95     $11,316.01     $12,979.93     $10,021.68     $18,220.23
     07/31/95     $11,809.88     $12,957.31     $ 9,897.44     $18,824.18
     08/31/95     $12,131.97     $13,205.21     $10,227.63     $18,871.17
     09/29/95     $12,124.81     $13,348.89     $10,356.04     $19,667.12
     10/31/95     $10,879.41     $11,733.64     $ 8,936.88     $19,596.85
     11/30/95     $11,809.88     $13,025.81     $10,098.39     $20,456.15
     12/29/95     $12,139.13     $13,011.72     $10,040.86     $20,850.19
     01/31/96     $14,100.28     $14,936.31     $11,761.03     $21,559.01
     02/29/96     $14,479.63     $15,487.89     $12,012.01     $21,759.57
     03/29/96     $15,252.64     $15,612.29     $11,992.83     $21,969.07
     04/30/96     $15,725.04     $15,476.54     $11,958.64     $22,292.67
     05/31/96     $17,328.32     $16,448.00     $12,414.74     $22,866.61
     06/28/96     $15,202.54     $13,843.11     $10,319.35     $22,953.78
     07/31/96     $14,730.14     $13,912.82     $10,368.55     $21,940.25
     08/30/96     $16,075.75     $14,662.09     $10,385.22     $22,403.74
     09/30/96     $15,603.36     $13,886.84     $ 9,603.94     $23,663.56
     10/31/96     $15,195.38     $14,105.02     $ 9,638.96     $24,315.96
     11/29/96     $14,952.03     $14,535.66     $10,021.68     $26,152.33
     12/31/96     $14,508.26     $14,133.15     $ 9,734.85     $25,634.27
     01/31/97     $13,698.04     $13,522.83     $ 9,188.69     $27,234.92
     02/28/97     $15,091.32     $14,476.52     $10,210.96     $27,448.73
     03/31/97     $13,289.14     $11,743.16     $ 8,681.73     $26,323.01
     04/30/97     $12,637.94     $10,794.02     $ 7,826.23     $27,893.07
     05/30/97     $13,319.43     $11,688.12     $ 8,697.57     $29,590.03
     06/30/97     $12,085.17     $10,354.09     $ 7,971.32     $30,914.93
     07/31/97     $11,502.11     $10,314.64     $ 8,164.76     $33,373.41
     08/29/97     $11,774.71     $10,164.77     $ 8,243.98     $31,505.17
     09/30/97     $12,274.47     $11,273.52     $ 9,130.33     $33,229.63
     10/31/97     $10,214.85     $ 9,229.05     $ 7,330.11     $32,121.10
     11/28/97     $ 8,102.21     $ 6,877.90     $ 5,905.11     $33,606.83
     12/31/97     $ 8,548.21     $ 7,695.00     $ 6,186.11     $34,183.57
     01/30/98     $ 9,284.20     $ 8,044.31     $ 6,251.15     $34,561.29
     02/27/98     $ 8,793.54     $ 7,860.70     $ 6,291.17     $37,052.55
     03/31/98     $ 9,391.53     $ 8,430.67     $ 6,809.81     $38,948.44
     04/30/98     $ 9,782.53     $ 9,038.34     $ 7,331.78     $39,340.10
     05/29/98     $ 8,394.88     $ 7,731.40     $ 6,229.47     $38,664.83
     06/30/98     $ 7,559.23     $ 7,162.78     $ 5,980.16     $40,234.22
     07/31/98     $ 7,030.23     $ 6,200.98     $ 5,246.39     $39,806.88
     08/31/98     $ 5,496.92     $ 4,689.26     $ 4,076.54     $34,057.55
     09/30/98     $ 7,589.89     $ 7,432.16     $ 6,252.81     $36,239.41
     10/30/98     $ 7,490.23     $ 7,530.78     $ 6,286.17     $39,184.53
     11/30/98     $ 6,991.90     $ 7,054.75     $ 5,916.78     $41,558.46
     12/31/98     $ 7,200.43     $ 6,700.61     $ 5,417.33     $43,951.69
     01/29/99     $ 6,893.38     $ 6,518.95     $ 5,274.74     $45,788.91
     02/26/99     $ 6,747.53     $ 6,132.73     $ 5,049.61     $44,366.05
     03/31/99     $ 6,609.35     $ 5,972.64     $ 4,982.91     $46,140.61
     04/30/99     $ 7,400.02     $ 7,078.15     $ 6,121.90     $47,927.38
     05/28/99     $ 6,048.98     $ 5,857.38     $ 5,075.46     $46,797.24
     06/30/99     $ 5,979.89     $ 6,218.20     $ 5,580.76     $49,392.29
     07/30/99     $ 5,642.13     $ 5,867.83     $ 5,242.22     $47,852.33
     08/31/99     $ 5,880.10     $ 6,065.32     $ 5,614.94     $47,615.42
     09/30/99     $ 7,407.69     $ 7,617.34     $ 6,692.24     $46,311.70
     10/29/99     $ 6,647.73     $ 6,552.10     $ 5,799.22     $49,241.08
     11/30/99     $ 6,356.03     $ 6,174.14     $ 5,589.93     $50,241.99
     12/31/99     $ 6,286.94     $ 5,887.00     $ 5,667.47     $53,199.30

     --------------------------------------------------------------------
     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            TEN YEAR   FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     World Gold Fund         (4.54)%    (9.70)%     (12.69)%      5.13%
     S&P 500 Index           18.19%     28.54%       21.04%       7.71%
     Toronto Stock
       Exchange Gold
       & Precious
       Minerals Index        (5.16)%   (12.63)%     (12.14)%     (5.33)%
     Philadelphia Stock
       Exchange Gold &
       Silver Index          (5.52)%    (9.07)%       4.62%       1.55%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Toronto Stock Exchange Gold & Precious Minerals Index (TSE) is a capitalization-weighted index designed to measure the performance of the gold and silver sector of the TSE 300 Index. The Philadelphia Stock Exchange Gold & Silver Index (XAU) is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

----------------------------------------------------------------------------
 GOLD FUNDS
----------------------------------------------------------------------------

     GOLD SHARES FUND

     [Linear graph plotted from the data points in the following table.)

                                                FINANCIAL
                                                  TIMES
                   GOLD        JOHANNESBURG    GOLD MINES       S&P 500
       DATE     SHARES FUND   ALL GOLD INDEX      INDEX          INDEX
     --------   -----------   --------------   ------------    ----------
     12/29/89   $10,000.00      $10,000.00                     $10,000.00
     01/31/90   $10,960.45      $10,651.57                      $9,329.03
     02/28/90    $9,435.03       $9,375.61                      $9,448.98
     03/30/90    $8,775.89       $9,250.46                      $9,699.17
     04/30/90    $7,834.27       $8,160.33                      $9,457.56
     05/30/90    $8,022.60       $7,646.53                     $10,377.85
     06/29/90    $7,325.80       $7,159.37                     $10,307.89
     07/31/90    $7,747.71       $7,577.42                     $10,274.95
     08/31/90    $7,651.82       $8,172.15                      $9,347.34
     09/28/90    $7,287.45       $7,801.76                      $8,893.10
     10/31/90    $6,788.83       $7,019.38                      $8,855.50
     11/30/90    $6,520.35       $6,277.82                      $9,426.79
     12/31/90    $6,577.88       $5,863.96                      $9,689.13
     01/31/91    $5,851.37       $5,347.40                     $10,110.03
     02/28/91    $6,342.25       $5,189.45                     $10,832.16
     03/28/91    $5,812.10       $4,448.07                     $11,094.21
     04/30/91    $5,949.54       $4,695.37                     $11,120.59
     05/31/91    $6,676.06       $5,456.17                     $11,598.68
     06/28/91    $7,049.13       $5,942.16                     $11,067.71
     07/31/91    $6,812.18       $5,774.66                     $11,583.13
     08/30/91    $5,627.46       $4,682.79                     $11,856.75
     09/30/91    $5,963.13       $5,040.45                     $11,658.25
     10/31/91    $6,160.58       $5,191.89                     $11,814.65
     11/29/91    $6,437.02       $5,499.06                     $11,339.90
     12/31/91    $5,548.47       $5,147.40                     $12,634.62
     01/31/92    $5,528.30       $5,689.18      $10,000.00     $12,399.46
     02/28/92    $4,983.54       $5,398.72       $9,504.15     $12,559.97
     03/31/92    $4,902.83       $4,922.24       $8,900.85     $12,315.99
     04/30/92    $4,559.84       $4,384.40       $8,398.20     $12,677.21
     05/29/92    $4,862.48       $4,815.21       $8,899.56     $12,739.20
     06/30/92    $4,479.13       $4,936.19       $9,123.62     $12,549.74
     07/31/92    $4,255.18       $4,824.98       $9,367.35     $13,062.01
     08/31/92    $3,888.70       $4,262.48       $8,818.10     $12,795.18
     09/30/92    $3,501.87       $3,986.90       $8,475.29     $12,945.59
     10/30/92    $3,013.23       $3,443.98       $7,710.15     $12,990.02
     11/30/92    $2,809.64       $3,557.70       $6,963.90     $13,431.12
     12/31/92    $2,728.20       $3,266.15       $7,158.25     $13,595.90
     01/29/93    $2,873.98       $3,664.59       $7,278.29     $13,709.45
     02/26/93    $3,123.89       $3,861.31       $8,111.58     $13,896.23
     03/31/93    $3,707.02       $4,737.55       $9,500.14     $14,189.24
     04/30/93    $4,310.97       $5,767.59      $11,110.67     $13,846.28
     05/28/93    $5,144.01       $7,239.42      $13,158.72     $14,215.75
     06/30/93    $5,227.31       $7,138.71      $13,664.95     $14,257.25
     07/30/93    $5,941.08       $7,751.98      $15,456.59     $14,199.84
     08/31/93    $4,870.43       $6,453.37      $13,506.32     $14,737.44
     09/30/93    $4,639.50       $5,479.60      $12,083.34     $14,624.42
     10/29/93    $5,206.32       $6,525.45      $14,147.78     $14,926.74
     11/30/93    $5,164.33       $6,786.94      $13,832.10     $14,784.47
     12/31/93    $6,109.03       $7,916.21      $15,978.00     $14,963.21
     01/31/94    $5,493.88       $7,069.83      $15,494.17     $15,471.44
     02/28/94    $5,154.49       $7,175.59      $14,481.78     $15,051.89
     03/31/94    $5,090.86       $7,221.82      $14,570.18     $14,396.93
     04/29/94    $5,239.34       $7,093.91      $13,575.12     $14,581.37
     05/31/94    $5,069.64       $6,593.69      $13,990.51     $14,819.74
     06/30/94    $5,324.19       $7,138.65      $13,671.75     $14,457.08
     07/29/94    $5,517.40       $7,259.92      $14,040.62     $14,931.47
     08/31/94    $6,118.52       $7,964.54      $14,906.12     $15,542.23
     09/30/94    $6,848.45       $8,546.51      $16,637.63     $15,162.48
     10/31/94    $6,483.49       $7,935.66      $15,432.54     $15,502.64
     11/30/94    $5,667.68       $6,938.78      $13,524.51     $14,938.75
     12/30/94    $5,946.77       $7,128.53      $14,143.19     $15,160.05
     01/31/95    $4,552.66       $5,327.58      $11,724.57     $15,552.93
     02/28/95    $4,814.05       $5,288.62      $12,387.42     $16,158.46
     03/31/95    $5,031.88       $5,130.40      $13,814.13     $16,634.50
     04/28/95    $4,792.27       $5,031.95      $13,810.41     $17,123.96
     05/31/95    $4,661.57       $4,706.90      $13,608.54     $17,807.34
     06/30/95    $4,726.92       $4,942.95      $13,797.52     $18,220.23
     07/31/95    $5,102.43       $5,190.11      $13,958.58     $18,824.18
     08/31/95    $5,080.34       $5,228.17      $14,119.64     $18,871.17
     09/29/95    $5,036.16       $5,176.86      $14,214.13     $19,667.12
     10/31/95    $4,263.07       $4,350.80      $12,332.94     $19,596.85
     11/30/95    $4,307.24       $4,422.78      $13,509.76     $20,456.15
     12/29/95    $4,351.42       $4,602.08      $13,696.59     $20,850.19
     01/31/96    $5,315.91       $5,809.73      $16,504.77     $21,559.01
     02/29/96    $5,158.90       $5,763.14      $16,751.73     $21,759.57
     03/29/96    $4,867.31       $5,590.01      $16,707.35     $21,969.07
     04/30/96    $4,889.74       $5,609.56      $16,654.38     $22,292.67
     05/31/96    $5,024.32       $5,766.73      $17,014.44     $22,866.61
     06/28/96    $4,171.98       $4,964.78      $14,435.32     $22,953.78
     07/31/96    $4,126.63       $4,906.19      $14,285.71     $21,940.25
     08/30/96    $4,103.96       $4,972.60      $14,541.26     $22,403.74
     09/30/96    $3,741.18       $4,550.04      $13,255.64     $23,663.56
     10/31/96    $3,673.16       $4,609.32      $13,441.04     $24,315.96
     11/29/96    $3,423.74       $4,132.13      $13,401.67     $26,152.33
     12/31/96    $3,242.35       $4,021.01      $13,053.06     $25,634.27
     01/31/97    $2,918.12       $3,691.35      $12,156.85     $27,234.92
     02/28/97    $3,334.99       $4,362.63      $13,653.64     $27,448.73
     03/31/97    $2,871.80       $3,676.79      $11,717.34     $26,323.01
     04/30/97    $2,640.20       $3,333.20      $10,512.60     $27,893.07
     05/30/97    $2,686.52       $3,280.93      $11,237.02     $29,590.03
     06/30/97    $2,232.59       $2,656.83       $9,970.01     $30,914.93
     07/31/97    $2,280.09       $2,659.07      $10,122.48     $33,373.41
     08/29/97    $2,303.84       $2,704.77      $10,106.73     $31,505.17
     09/30/97    $2,256.34       $2,746.25      $10,916.33     $33,229.63
     10/31/97    $1,757.57       $2,326.18       $8,887.68     $32,121.10
     11/28/97    $1,353.81       $1,870.05       $6,998.05     $33,606.83
     12/31/97    $1,382.31       $2,057.34       $7,574.86     $34,183.57
     01/30/98    $1,382.31       $2,228.58       $8,001.49     $34,561.29
     02/27/98    $1,261.05       $1,976.37       $7,709.43     $37,052.55
     03/31/98    $1,285.30       $2,017.23       $8,196.91     $38,948.44
     04/30/98    $1,358.06       $2,666.60       $9,294.27     $39,340.10
     05/29/98    $1,091.29       $2,262.03       $7,781.73     $38,664.83
     06/30/98      $921.54       $1,849.54       $7,114.30     $40,234.22
     07/31/98      $926.39       $1,860.26       $6,446.93     $39,806.88
     08/31/98      $712.98       $1,522.91       $5,022.08     $34,057.55
     09/30/98      $994.29       $2,331.37       $7,880.51     $36,239.41
     10/30/98      $972.47       $2,361.51       $7,967.85     $39,184.53
     11/30/98      $911.84       $2,287.86       $7,552.67     $41,558.46
     12/31/98      $926.39       $1,850.00       $6,689.31     $43,951.69
     01/29/99      $885.16       $1,927.19       $6,672.56     $45,788.91
     02/26/99      $865.76       $1,708.43       $6,237.91     $44,366.05
     03/31/99      $860.91       $1,845.71       $6,220.52     $46,140.61
     04/30/99      $957.91       $1,870.14       $7,286.38     $47,927.38
     05/28/99      $807.56       $1,839.86       $5,929.32     $46,797.24
     06/30/99      $829.38       $1,891.84       $6,335.41     $49,392.29
     07/30/99      $776.03       $1,760.23       $6,045.93     $47,852.33
     08/31/99      $817.26       $2,044.23       $6,428.18     $47,615.42
     09/30/99    $1,040.37       $2,618.50       $8,083.09     $46,311.70
     10/29/99      $931.24       $2,453.95       $7,012.79     $49,241.08
     11/30/99      $892.44       $2,262.10       $6,700.55     $50,241.99
     12/31/99      $902.14       $2,348.49       $6,644.93     $53,199.30

     --------------------------------------------------------------------
     AVERAGE ANNUAL PERFORMANCE                     FOR THE PERIODS ENDED
                                                        DECEMBER 31, 1999
     --------------------------------------------------------------------
                            TEN YEAR   FIVE YEAR    ONE YEAR    SIX MONTH
                            --------   ---------    --------    ---------
     Gold Shares Fund        (21.38)%    (31.42)%    (2.62)%      8.77%
     S&P 500 Index            18.19%      28.54%     21.04%       7.71%
     Financial Times
       Gold Mines
       Index                   n/a       (14.02)%    (0.66)%      4.89%
     Johannesburg All
       Gold Index            (13.49)%    (19.91)%    26.95%      24.14%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Financial Times Gold Mines Index is a market capitalization-weighted total return index of the leading North American, Australian and African gold mining companies. The Johannesburg All Gold Index is a capitalization-weighted index of all domestic gold stocks traded on the Johannesburg Stock Exchange.

SIX MONTHS IN REVIEW

Several major events affected the gold market over the last six months leaving gold in a stronger fundamental position than it had been in for several years. Additionally, several factors contributed to the volatility of both precious metals and gold during the last few months of 1999:

  1. gold auctions by the Bank of England;
  2. the Washington Agreement, which limits the sales and lending of 15 central banks; and
  3. the marketing strategies of gold companies.

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------

On August 25, 1999, gold hit a 23-year low closing at $252 per ounce. This ended the four-month price decline prior to the first Bank of England auction in August. Gold continued to trade in a very narrow range (around $255) until the second Bank of England auction in early September. The result of this second auction had a very positive effect on the market. One of the major gold mining companies purchased nearly half of the auctioned gold. This suggested that the economics of buying gold and then selling it were better than those of mining the gold and then selling it. Gold rose sharply on the back of that announcement. Another major announcement came the following week when 15 central banks stated they would limit their sales and lending of gold. This removed concern about the large gold supply in the market, and gold reacted immediately, gaining 25% in a few days.

The ensuing rally in the gold equities markets was short lived. Rumors about the hedge positions of two companies spread through the sector. The resulting sell-off lowered the price of all the gold equities. Very light trading in both the physical and the equity market characterized the rest of the year, and gold was unable to repeat the highs that it had seen in October.

CURRENT OUTLOOK

The fundamental outlook for gold is very positive. Few companies are able to earn a reasonable return at the current gold price. This is preventing the development of new mines and slowing the development of older mines. With the primary supply of gold dwindling, and the potential for the sale of above-ground stockpiles limited by the Washington Agreement, supply is tightening. Demand remains very strong and is expected to outstrip supply again in 2000. These fundamentals all put upward pressure on gold prices, giving it a favorable outlook going forward.

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------

WORLD GOLD FUND

     ------------------------------------------
     TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
     ------------------------------------------

     NEWMONT MINING CORP .......................................     9.46%
       SENIOR GOLD PRODUCERS

     DELTA GOLD NL .............................................     7.67%
       INTERMEDIATE & JUNIOR GOLD PRODUCERS

     FRANCO-NEVADA MINING CORP., LTD ...........................     7.50%
       MINING FINANCE

     HOMESTAKE MINING ..........................................     7.06%
       SENIOR GOLD PRODUCERS

     PLACER DOME, INC ..........................................     7.04%
       SENIOR GOLD PRODUCERS

     GOLDCORP, INC .............................................     6.77%
       SENIOR GOLD PRODUCERS

     BARRICK GOLD CORP .........................................     6.77%
       SENIOR GOLD PRODUCERS

     FREEPORT-MCMORAN COPPER & GOLD, INC .......................     6.53%
       SENIOR GOLD PRODUCERS

     IAMGOLD ...................................................     4.15%
       INTERMEDIATE & JUNIOR GOLD PRODUCERS

     DAYTON MINING CORP ........................................     3.20%
       INTERMEDIATE & JUNIOR GOLD PRODUCERS


     -------------------------------------------
     TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
     -------------------------------------------
     SENIOR GOLD PRODUCERS .....................................    55.81%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS ......................    20.24%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT ....................    12.38%
     MINING FINANCE ............................................     7.50%
     DIAMOND MINING & EXPLORATION ..............................     3.37%

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------

GOLD SHARES FUND

     ------------------------------------------
     TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
     ------------------------------------------

     NEWMONT MINING CORP .......................................     8.82%
       GOLD MINING - NORTH AMERICA

     BARRICK GOLD CORP .........................................     8.01%
       GOLD MINING - NORTH AMERICA

     FREEPORT-MCMORAN COPPER & GOLD, INC .......................     7.58%
       GOLD MINING - NORTH AMERICA

     GOLD FIELDS LTD ...........................................     7.08%
       GOLD MINING - AFRICA

     HARMONY GOLD MINING .......................................     6.97%
       GOLD MINING - AFRICA

     PLACER DOME, INC ..........................................     6.19%
       GOLD MINING - NORTH AMERICA

     DELTA GOLD NL .............................................     5.48%
       GOLD MINING - AUSTRALIA

     HOMESTAKE MINING ..........................................     5.39%
       GOLD MINING - NORTH AMERICA

     GOLDCORP, INC .............................................     5.24%
       GOLD MINING - NORTH AMERICA

     FRANCO-NEVADA MINING CORP., LTD ...........................     5.01%
       GOLD MINING - NORTH AMERICA


     -------------------------------------------
     TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
     -------------------------------------------
     GOLD MINING - NORTH AMERICA ...............................    53.39%
     GOLD MINING - AFRICA ......................................    26.05%
     GOLD MINING - AUSTRALIA ...................................     9.74%
     DIAMOND MINING & EXPLORATION ..............................     7.28%
     DIVERSIFIED OPERATIONS ....................................     3.35%

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------


WORLD GOLD FUND

     PORTFOLIO PROFILE                                   DECEMBER 31, 1999
     ---------------------------------------------------------------------
     COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     --------------------                                 ----------------
     Canada ..................................................    51.43%
     U.S .....................................................    26.21%
     Australia ...............................................    15.00%
     South Africa ............................................     2.67%
     Other Foreign ...........................................     4.69%
     Number of Stocks ........................................      113


GOLD SHARES FUND

     PORTFOLIO PROFILE                                   DECEMBER 31, 1999
     ---------------------------------------------------------------------
     COUNTRY DISTRIBUTION                                 % OF INVESTMENTS
     --------------------                                 ----------------
     Canada ....................................................     33.91%
     South Africa ..............................................     30.48%
     U.S .......................................................     24.52%
     Australia .................................................      9.23%
     Other Foreign .............................................      1.86%
     Number of Stocks ..........................................        60

U.S. TREASURY SECURITIES CASH FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT                         COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 68.48%                  RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------

UNITED STATES TREASURY BILLS 54.71%

                           Yield  4.928%   01/13/2000 $ 40,000,000  $ 39,945,250
                           Yield   5.10%   01/20/2000   40,000,000    39,903,643
                                                                    ------------
                                                                      79,848,893

UNITED STATES TREASURY NOTES 13.77%

                                  6.375%   05/15/2000   20,000,000    20,099,093


TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                            99,947,986
  (cost $99,947,986)

REPURCHASE AGREEMENTS 31.69%

Joint   Tri-Party   Repurchase
  Agreement,         12/31/99,
  collateralized    by    U.S.
  Treasury  securities held in
  joint  tri-party  repurchase
  accounts:

2.50% Morgan Stanley Dean
  Witter, repurchase price
  $20,004,167

                                   2.50%   01/03/2000   20,000,000    20,000,000

2.50% Donaldson, Lufkin &
  Jenrette, repurchase price
  $26,257,075

                                   2.50%   01/03/2000   26,251,606    26,251,606


TOTAL REPURCHASE AGREEMENTS                                           46,251,606
  (cost $46,251,606)

TOTAL INVESTMENTS 100.17%                                            146,199,592
  (cost $146,199,592)

Other assets and liabilities,
  net (0.17)%                                                          (243,762)
                                                                    ------------
NET ASSETS 100%                                                     $145,955,830
                                                                    ============

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT AND AGENCY              COUPON   MATURITY    PRINCIPAL
OBLIGATIONS                         RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
FEDERAL FARM CREDIT BANK 10.01%

Discount Notes:
                             Yield  5.62%   01/24/00  $   975,000   $    971,804
                             Yield  5.25%   01/28/00      104,000        103,621
                             Yield  5.75%   04/25/00       50,000         49,098
                             Yield  5.33%   07/25/00      871,000        844,458
                             Yield  5.33%   07/26/00    1,263,000      1,224,326
Variable Rates:
                                    5.56%   03/15/00   30,000,000     29,998,874
                                    5.56%   06/22/00   25,000,000     24,995,418
Fixed Rates:
                                    5.20%   01/14/00    1,100,000      1,100,045
                                    6.49%   01/20/00      600,000        600,478
                                    5.40%   02/24/00      238,000        238,096
                                    5.62%   03/01/00    5,000,000      5,000,000
                                    5.38%   03/24/00      150,000        150,022
                                    7.17%   04/03/00      105,000        105,567
                                    5.65%   04/24/00      200,000        199,911
                                    5.00%   05/03/00   10,000,000      9,996,034
                                    6.43%   06/02/00    1,000,000      1,002,428
                                    5.40%   07/03/00    1,000,000        997,281
                                    6.10%   07/24/00      100,000        100,142
                                    4.33%   10/26/00      145,000        143,027
                                                                     -----------
                                                                      77,820,630

FEDERAL HOME LOAN BANK 69.19%

Discount Notes:
                             Yield  1.42%   01/03/00   17,000,000     17,000,000
                             Yield  5.50%   01/10/00    5,240,000      5,234,394
                             Yield  5.75%   01/13/00   10,000,000      9,988,819
                             Yield  5.38%   01/26/00      660,000        657,731
                             Yield  5.78%   02/02/00    1,500,000      1,492,775
                             Yield  5.52%   07/11/00      206,000        199,987
                             Yield  5.54%   07/14/00      175,000        169,802

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT AND AGENCY              COUPON   MATURITY    PRINCIPAL
OBLIGATIONS                         RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
FEDERAL HOME LOAN BANK (CONT'D)

Variable Rates:
                                    5.57%   01/19/00  $25,000,000   $ 24,999,683
                                    6.23%   02/25/00    5,100,000      5,099,988
                                    5.55%   03/17/00   75,000,000     74,992,572
                                    1.85%   03/24/00    1,000,000        991,259
                                    5.65%   03/24/00      200,000        199,861
                                    5.99%   04/07/00   50,000,000     49,995,153
                                    5.00%   05/10/00      500,000        499,548
                                    5.63%   09/07/00   15,000,000     14,996,979
                                    6.32%   09/21/00    5,000,000      4,998,936
                                    5.64%   09/22/00   12,500,000     12,500,000
                                    5.63%   10/10/00    2,000,000      1,999,154
Fixed Rates:
                                    5.00%   01/05/00    1,000,000        999,956
                                    5.98%   01/06/00      300,000        300,016
                                    4.93%   01/13/00   10,000,000     10,000,070
                                    4.90%   01/14/00   10,400,000     10,399,888
                                    8.60%   01/25/00      185,000        185,437
                                    7.78%   02/03/00      250,000        250,619
                                    5.44%   02/04/00      100,000        100,034
                                    4.92%   02/08/00      100,000         99,950
                                    4.90%   02/11/00   10,000,000      9,998,601
                                    4.98%   02/16/00    8,500,000      8,498,234
                                    6.12%   02/18/00      250,000        250,249
                                    4.95%   02/24/00      375,000        374,820
                                    5.00%   02/24/00    5,750,000      5,749,791
                                    5.00%   02/25/00    5,000,000      4,998,645
                                    5.03%   02/25/00    5,500,000      5,495,295
                                    5.04%   02/25/00    7,710,000      7,709,636
                                    5.45%   02/25/00      365,000        364,785
                                    5.08%   03/03/00      340,000        339,797
                                    5.10%   03/03/00    1,000,000      1,000,042
                                    7.18%   03/06/00       10,000         10,018
                                    7.50%   03/07/00      375,000        376,381
                                    5.10%   03/08/00   10,000,000      9,999,660
                                    5.16%   03/08/00   10,000,000     10,001,010
                                    5.10%   03/09/00    9,000,000      8,999,756
                                    5.08%   03/15/00   10,000,000      9,999,718
                                    5.14%   03/29/00    5,000,000      5,000,626
                                    7.17%   03/29/00      300,000        301,580
                                    7.05%   04/03/00      155,000        155,792
                                    5.50%   04/14/00    1,225,000      1,224,316
                                    7.01%   04/19/00      560,000        561,630
                                    5.00%   04/20/00   15,000,000     14,998,753
                                    5.68%   04/20/00      250,000        250,000
                                    5.05%   04/26/00      840,000        840,023

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 1999
--------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT AND AGENCY              COUPON   MATURITY    PRINCIPAL
OBLIGATIONS                         RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
FEDERAL HOME LOAN BANK (CONT'D)
                                    5.15%   05/10/00  $   100,000   $    100,011
                                    5.68%   05/15/00    1,000,000        999,536
                                    5.10%   05/17/00   14,350,000     14,344,179
                                    5.20%   05/26/00   10,000,000      9,999,676
                                    5.26%   05/26/00      350,000        350,013
                                    5.63%   06/02/00    9,710,000      9,700,731
                                    5.39%   06/08/00    1,000,000        998,057
                                    6.05%   06/08/00      500,000        501,587
                                    5.35%   06/09/00    8,835,000      8,817,352
                                    5.90%   06/09/00      555,000        555,341
                                    6.37%   06/13/00      400,000        401,707
                                    5.42%   06/14/00      970,000        968,938
                                    6.04%   06/21/00      250,000        250,639
                                    5.58%   06/22/00    1,275,000      1,275,372
                                    5.66%   06/23/00      380,000        380,234
                                    5.66%   06/23/00      500,000        499,153
                                    6.24%   06/30/00      100,000        100,135
                                    6.20%   07/07/00      100,000        100,109
                                    5.50%   07/14/00    1,700,000      1,697,279
                                    6.11%   07/17/00    2,000,000      2,005,554
                                    5.89%   07/24/00      125,000        125,030
                                    6.29%   07/28/00      100,000        100,175
                                    5.69%   08/07/00      250,000        250,000
                                    5.71%   08/09/00   15,000,000     14,996,047
                                    5.57%   08/17/00      125,000        124,706
                                    5.91%   08/23/00    4,080,000      4,079,792
                                    5.56%   08/24/00      190,000        189,369
                                    5.60%   08/24/00    1,615,000      1,612,174
                                    6.04%   09/01/00    5,000,000      4,999,469
                                    5.88%   09/07/00    5,000,000      4,999,154
                                    5.01%   09/21/00      365,000        362,122
                                    6.33%   09/28/00    5,000,000      4,997,771
                                    5.63%   10/06/00   25,000,000     24,988,659
                                    4.40%   10/23/00      600,000        592,304
                                    5.04%   10/26/00      150,000        148,726
                                    6.13%   10/27/00    5,000,000      4,999,839
                                    6.20%   10/27/00    5,000,000      4,999,679
                                    6.16%   11/17/00    1,085,000      1,085,000
                                    5.33%   11/24/00      500,000        495,903
                                    5.62%   12/01/00      225,000        224,002
                                    5.84%   12/01/00   10,000,000      9,983,912
                                    5.97%   12/01/00    5,000,000      4,989,717
                                    5.97%   12/01/00   12,420,000     12,401,512
                                    5.66%   12/15/00      200,000        198,848
                                    4.89%   12/22/00      300,000        296,792
                                    5.18%   12/22/00      250,000        247,584

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 1999
--------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT AND AGENCY              COUPON   MATURITY    PRINCIPAL
OBLIGATIONS                         RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
FEDERAL HOME LOAN BANK (CONT'D)
                                    5.22%   12/22/00   $ 5,850,000  $  5,800,186
                                    5.50%   12/22/00     1,000,000       994,102
                                    5.62%   01/12/01     2,000,000     1,988,194
                                    6.28%   01/12/01    10,000,000     9,999,225
                                    4.97%   01/19/01     6,920,000     6,836,500
                                                                    ------------
                                                                     538,003,865

STUDENT LOAN MARKETING ASSOCIATION 21.50%

Variable Rates:
                                    5.89%   01/20/00    10,000,000    10,000,000
                                    5.95%   02/02/00    30,000,000    29,999,751
                                    6.18%   02/14/00    10,000,000     9,999,334
                                    6.12%   03/03/00    10,000,000    10,003,049
                                    5.90%   08/18/00    20,000,000    19,993,835
                                    6.23%   11/09/00     5,000,000     4,999,170
                                    6.23%   11/15/00     5,000,000     4,997,890
Fixed Rates:
                                    7.50%   03/08/00     1,125,000     1,128,616
                                    5.57%   03/17/00       550,000       550,484
                                    5.25%   06/30/00    10,000,000     9,989,666
                                    6.13%   06/30/00    10,000,000     9,999,766
                                    5.59%   08/02/00    50,000,000    49,991,468
                                    6.05%   09/14/00       140,000       140,025
                                    6.00%   11/01/00     4,415,000     4,411,751
                                    5.90%   12/01/00     1,000,000       998,414
                                                                    ------------
                                                                     167,203,219

TOTAL INVESTMENTS 100.70%                                            783,027,714
  (cost $783,027,714)

Other assets and liabilities, net
  (0.70)%                                                            (5,465,332)
                                                                    ------------
NET ASSETS 100%                                                     $777,562,382
                                                                    ============

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


                                   COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 95.00%              RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
ALABAMA 1.65%
-------------------------------
Birmingham, Alabama Refunded,
  Series B                          6.25%   04/01/12   $ 110,000    $  113,575

CALIFORNIA 4.32%
-------------------------------
San Francisco Bay Area, Transit
  Financing Authority               5.00%   02/01/07     300,000       297,000

CONNECTICUT 4.62%
-------------------------------
Bridgeport Series A, GO             6.00%   03/01/06     300,000       317,250

HAWAII 2.96%
-------------------------------
Hawaii State GO, Unlimited Tax      5.25%   09/01/03     200,000       203,250

ILLINOIS 5.61%
-------------------------------
Buffalo Grove, Illinois Park
  District                          5.80%   12/30/01     210,000       214,462
Chicago Water Revenue (ZCB)         0.00%   11/01/08     275,000       170,844
                                                                    ----------
                                                                       385,306

IOWA 4.57%
-------------------------------
Finance Authority Hospital
  Facility Revenue                  5.15%   07/01/04     310,000       314,262

KANSAS 5.86%
-------------------------------
Seward County School
  District #480                     7.40%   09/01/03     370,000       402,838

MASSACHUSETTS 1.85%
-------------------------------
Massachusetts Street Health &
  Educational, Facilities
  Authority Revenue                 5.00%   10/01/07     135,000       126,900

NEBRASKA 3.88%
-------------------------------
Nebraska Public Power
  District Revenue                  5.70%   01/01/05     255,000       266,475

NEVADA 7.39%
-------------------------------
Nevada State Municipal Bond
  Bank Project #51,
  Series A, GO                      5.10%   01/01/08     250,000       248,750
Washoe County Gas & Water
  Facilities Revenue                6.30%   12/01/14     250,000       258,750
                                                                    ----------
                                                                       507,500

NEW JERSEY 4.37%
-------------------------------
Washington Township Board
  of Education, GO                  5.10%   02/01/08     300,000       300,375

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


                                   COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
NEW YORK 4.44%
-------------------------------
Hempstead Township,
  GO Unlimited Tax                 5.375%   11/15/10   $ 120,000    $  121,135
New York State Dorm, Authority
  Revenue Carmel Richmond
  Nursing Home                      4.50%   07/01/10     200,000       184,000
                                                                    ----------
                                                                       305,135

OKLAHOMA 2.95%
-------------------------------
University of Oklahoma
  Revenue                          12.00%   03/01/00     200,000       202,400

OREGON 1.71%
-------------------------------
Medford Hospital Facilities
  Authority Revenue Asante
  Health System, Series A           5.25%   08/15/11     120,000       117,300

PENNSYLVANIA 3.66%
-------------------------------
Philadelphia Hospitals & Higher
  Education Facilities
  Authority Revenue                 5.00%   05/15/03     250,000       251,563

SOUTH CAROLINA 4.42%
-------------------------------
Georgetown County
  Pollution Control
  Facilities Revenue, Series A     7.375%   06/15/05     300,000       303,549

TEXAS 10.06%
-------------------------------
Comal Independent School
  District                          4.90%   02/01/00     240,000       240,149
                                    5.00%   02/01/01     255,000       256,257
Haltom City Tax Note                4.70%   02/01/00     195,000       195,088
                                                                    ----------
                                                                       691,494

UTAH 8.90%
-------------------------------
Weber County School District,
  Series A, GO                      5.15%   06/15/08     300,000       299,250
State Municipal Finance
  COOP Local
  Government Revenue                6.40%   08/01/09     300,000       312,375
                                                                    ----------
                                                                       611,625

VIRGIN ISLANDS 4.33%
-------------------------------
Virgin Islands Public Finance
  Authority Revenue                 5.00%   10/01/03     300,000       297,750

WASHINGTON 4.50%
-------------------------------
King County, Series A,
  GO Pre-refunded                   5.80%   12/01/06      40,000        41,450
King County, Series A, GO           5.80%   12/01/06     260,000       267,475
                                                                    ----------
                                                                       308,925

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


                                   COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
WISCONSIN 2.95%
-------------------------------
State Health & Educational
  Facilities Revenue                5.20%   06/01/05   $ 200,000    $  202,500
                                                                    ----------
TOTAL MUNICIPAL BONDS                                                6,526,972
                                                                     ---------
  (cost $6,587,657)

REPURCHASE AGREEMENT 3.68%
Joint   Tri-Party   Repurchase
  Agreement, Donaldson, Lufkin
  & Jenrette, 12/31/99, 2.50%,
  repurchase   price  $252,599
  collateralized    by    U.S.
  Treasury  securities held in
  a joint tri-party repurchase
  account (cost $252,546)           2.50%   01/03/00     252,546       252,546

TOTAL INVESTMENTS 98.68%                                             6,779,518
                                                                     ---------
  (cost $6,840,203)

Other assets and liabilities,
  net 1.32%                                                             90,635
                                                                    ----------
NET ASSETS 100%                                                     $6,870,153
                                                                    ==========

See notes to portfolios of investments.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    December 31, 1999
--------------------------------------------------------------------------------


                                   COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 96.96%              RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
CALIFORNIA 4.75%
-------------------------------
California Educational
  Facilities Authority Revenue,
  Heald Colleges                   5.25%   02/15/13   $ 260,000    $   241,800
Foothill Eastern Corridor
  Agency, Toll Road Revenue        4.75%   01/15/11     700,000        664,125
                                                                   -----------
                                                                       905,925

COLORADO 1.82%
-------------------------------
Denver Colorado City & County
  School District #1               5.00%   12/01/23     410,000        346,450

FLORIDA 3.88%
-------------------------------
Florida Board of Education
  Capital Outlay, GO
  Unlimited Tax, Refunding,
  Series A                        6.625%   06/01/07     700,000        740,250

ILLINOIS 9.07%
-------------------------------
Du Page County, Refunding          5.60%   01/01/21     490,000        464,887
Illinois Development Finance
  Authority Hospital Revenue       5.50%   11/15/29     900,000        729,000
Illinois Development Financing
  Authority Revenue, Series B      6.25%   09/01/17     250,000        255,000
Illinois Regional
  Transportation Authority
  Revenue, Series A                7.20%   11/01/20     250,000        280,313
                                                                   -----------
                                                                     1,729,200

INDIANA 5.29%
-------------------------------
Fort Wayne Water Works Revenue     4.75%   12/01/10     500,000        470,625
Indiana Health Facility
  Finance Authority Revenue,
  Series A                         5.75%   08/01/08     540,000        537,975
                                                                   -----------
                                                                     1,008,600

IOWA 2.48%
-------------------------------
Polk County Revenue Catholic
  Health Initiatives,
  Series A                         5.125%  12/01/11     500,000        473,750

KANSAS 2.44%
-------------------------------
Kansas State Development
  Finance Authority Hospital
  Revenue, Series Z                5.00%   12/15/12     500,000        465,625

MASSACHUSETTS 3.27%
-------------------------------
Massachusetts Port Authority
  Revenue, Series A                5.00%   07/01/27     750,000        624,375

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


                                   COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
MICHIGAN 6.16%
-------------------------------
Belding Area Schools               5.00%   05/01/18   $ 390,000    $   342,225
Lincoln School District            5.00%   05/01/13     400,000        372,000
Michigan State Hospital
  Finance Authority Revenue        4.90%   05/15/13     500,000        461,250
                                                                   -----------
                                                                     1,175,475

MISSISSIPPI 2.10%
-------------------------------
Vicksburg Leased Housing Corp.
  Housing Revenue,
  Refunding, Series A              6.125%   02/15/22     400,000        400,000

NEVADA 4.33%
-------------------------------
Clark County Las Vegas
  Convention & Visitors
  Authority, GO Limited Tax        5.50%   07/01/17     870,000        825,412

NEW YORK 4.68%
-------------------------------
New York, GO Unlimited,
  Series J                         5.00%   05/15/12     500,000        470,000
New York, GO Unlimited,
  Series H                         5.25%   03/15/14     450,000        423,000
                                                                   -----------
                                                                       893,000

NORTH CAROLINA 3.60%
-------------------------------
North Carolina Eastern
  Municipal Power Agency
  Revenue, Refunding,
  Series A                         5.60%   01/01/10     675,000        686,813

OHIO 2.51%
-------------------------------
Olentangy Local School
  District, GO Limited Tax,
  Series A                         6.25%   12/01/15     240,000        258,900
South Euclid Special
  Assessment, GO Limited Tax       6.70%   12/01/14     200,000        220,000
                                                                   -----------
                                                                       478,900

OKLAHOMA 2.29%
-------------------------------
Oklahoma Agriculture &
  Mechanical Colleges Revenue      5.00%   07/01/18     500,000        436,250

OREGON 2.30%
-------------------------------
Multnomah County, GO Unlimited     4.75%   10/01/15     500,000        438,750

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


                                   COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
PENNSYLVANIA 2.57%
-------------------------------
Chester County Health &
  Educational Facilities
  Authority Revenue                5.00%   05/15/08   $ 250,000    $   244,687
Philadelphia Hospital & Higher
  Educational Facilities
  Authority Revenue                4.95%   06/15/06     265,000        244,794
                                                                   -----------
                                                                       489,481

PUERTO RICO 1.59%
-------------------------------
Puerto Rico Municipal
  Finance Agency                   5.00%   08/01/02     300,000        302,217

RHODE ISLAND 5.21%
-------------------------------
North Providence, GO
  Unlimited Tax, Series A          6.05%   07/01/13     500,000        526,250
Providence Public Building
  Authority Revenue,
  Series B                         7.25%   12/15/10     450,000        467,757
                                                                   -----------
                                                                       994,007

SOUTH CAROLINA 2.21%
-------------------------------
South Carolina Jobs Economic
  Development Authority
  Revenue                          5.00%   11/01/23     500,000        420,625

TEXAS 13.27%
-------------------------------
Austin, GO                         5.00%   09/01/16     565,000        506,381
Bexar County Independent
  School District                  5.00%   06/15/18     500,000        438,125
Carroll Independent School
  District                         5.00%   02/15/20     500,000        430,625
Clear Lake City Independent
  School District                  5.00%   03/01/18     500,000        434,375
Conroe Independent School
  District                         5.10%   02/15/21     325,000        285,594
San Antonio Electric & Gas         5.00%   02/01/18     500,000        434,375
                                                                   -----------
                                                                     2,529,475

VIRGINIA 2.22%
-------------------------------
State Housing Development
  Authority Multifamily
  Revenue, Series E                5.90%   11/01/17     425,000        423,406

WASHINGTON 2.54%
-------------------------------
King & Snohomish Counties'
  School District                  5.00%   06/15/10     500,000        484,375

WEST VIRGINIA 4.77%
-------------------------------
Berkeley County Hospital
  Revenue, Refunding               6.50%   11/01/09     115,000        115,863
State Housing Development
  Revenue, Series A                6.05%   05/01/27     790,000        792,962
                                                                   -----------
                                                                       908,825

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


                                   COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE        AMOUNT        VALUE
                                   ------  ---------  ------------  ------------
WYOMING 1.61%
-------------------------------
Wyoming Community Development
  Authority, Series A              6.10%   06/01/33   $ 310,000    $   306,513
                                                                   -----------
TOTAL MUNICIPAL BONDS                                               18,487,699
                                                                    ----------
  (cost $19,620,192)

REPURCHASE AGREEMENT 2.41%
Joint   Tri-Party   Repurchase
  Agreement, Donaldson, Lufkin
  & Jenrette, 12/31/99, 2.50%,
  repurchase  price  $460,348,
  collateralized    by    U.S.
  Treasury  securities held in
  a joint tri-party repurchase
  account (cost $460,252)          2.50%   01/03/00     460,252        460,252
                                                                   -----------
TOTAL INVESTMENTS 99.37%                                            18,947,951
                                                                    ----------
  (cost $20,080,444)

Other assets and liabilities,
  net 0.63%                                                            120,386
                                                                   -----------
NET ASSETS 100%                                                    $19,068,337
                                                                   ===========


See notes to portfolios of investments.

EQUITY INCOME FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS 92.03%                                     SHARES        VALUE
                                                         ------      --------
AIRCRAFT & AEROSPACE 1.02%
  The Boeing Co.                                           2,300     $ 95,594

APPAREL 0.26%
  Nike, Inc., Class B                                        500       24,781

BANKS 8.27%
  Bank of New York Co., Inc.                               1,800       72,000
  Bank One Corp.                                           2,000       64,125
  BankAmerica Corp.                                        3,000      150,562
  Citigroup, Inc.                                          3,000      166,687
  Fifth Third Bancorp                                        600       44,025
  First Union Corp.                                        2,000       65,625
  FleetBoston Financial Corp.                                592       20,609
  Mellon Financial Corp.                                   1,200       40,875
  National City Corp.                                      1,000       23,687
  PNC Bank Corp.                                             700       31,150
  Wachovia Corp.                                             500       34,000
  Wells Fargo & Co.                                        1,500       60,656
                                                                   ----------
                                                                      774,001

BROADCASTING 2.45%
  CBS Corp.                                                1,700      108,694(*)
  Hispanic Broadcasting Corp.                                500       46,109(*)
  Infinity Broadcasting Corp., Class A                     1,500       54,281(*)
  Spanish Broadcasting System, Inc., Class A                 500       20,125(*)
                                                                   ----------
                                                                      229,209

CHEMICALS & PHARMACEUTICALS 3.65%
  Dow Chemical Co.                                           500       66,812
  E.I. Du Pont de Nemours & Co.                            1,100       72,462
  Merck & Co.                                              1,000       67,062
  Pharmacia & Upjohn, Inc.                                 3,000      135,000
                                                                   ----------
                                                                      341,336

COMMUNICATION EQUIPMENT 1.16%
  Compaq Computer Corp.                                    4,000      108,250

COMMUNICATION SERVICES 1.53%
  Clear Channel Communications, Inc.                       1,600      142,800(*)

COMPUTERS & OFFICE EQUIPMENT 2.43%
  Hewlett-Packard Co.                                      2,000      227,875

EQUITY INCOME FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                            SHARES        VALUE
                                                         ------      --------
DATA PROCESSING & SOFTWARE 0.42%
  Micron Technology, Inc.                                    500     $ 38,875(*)

ELECTRIC SERVICES 0.63%
  Reliant Energy, Inc.                                     1,500       34,312
  Texas Utilities                                            700       24,894
                                                                   ----------
                                                                       59,206

ENTERTAINMENT 4.40%
  Carnival Corp., Class A                                  1,400       66,937
  Seagram Company, Ltd.                                    1,000       44,937
  Time-Warner, Inc.                                        2,800      202,825
  Viacom Inc., Class B                                     1,600       96,700(*)
                                                                   ----------
                                                                      411,399

FINANCIAL SERVICES 8.39%
  Allstate Corp.                                           1,900       45,600
  Chase Manhattan Corp.                                    2,000      155,375
  Fannie Mae                                               2,400      149,850
  First Data Corp.                                         1,000       49,312
  Household International, Inc.                            1,000       37,250
  J.P. Morgan & Co.                                          400       50,650
  Merrill Lynch & Co.                                        900       75,150
  Morgan Stanley Dean Witter & Co.                         1,300      185,575
  State Street Corp.                                         500       36,531
                                                                   ----------
                                                                      785,293

HEALTHCARE 1.58%
  Columbia/HCA Healthcare Corp.                            1,300       38,106
  Medtronic, Inc.                                          3,000      109,313
                                                                   ----------
                                                                      147,419

INSURANCE 1.53%
  American General Corp.                                     600       45,525
  Cigna Corp.                                                500       40,281
  Marsh & McLennan Companies, Inc.                           600       57,413
                                                                   ----------
                                                                      143,219

MANUFACTURING 8.25%
  Applied Materials, Inc.                                    900      114,019(*)
  Caterpillar, Inc.                                          800       37,650
  Honeywell International, Inc.                            1,300       74,994
  Illinois Tool Works, Inc.                                1,000       67,563
  Ingersoll-Rand Co.                                         500       27,531
  Keycorp                                                    500       11,063

EQUITY INCOME FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                            SHARES        VALUE
                                                         ------      --------
MANUFACTURING (CONT'D)
  Philips Electronics N.V., ADR                            2,760     $372,600
  PPG Industries, Inc.                                       500       31,281
  Weyerhaeuser Co.                                           500       35,906
                                                                   ----------
                                                                      772,607

MOTOR VEHICLES 1.57%
  Delphi Automotive Systems                                1,300       20,475
  Ford Motor Co.                                           1,000       53,438
  General Motors Corp.                                     1,000       72,688
                                                                   ----------
                                                                      146,601

NATURAL GAS TRANSMISSION & DISTRIBUTION 0.36%
  PG&E Corp.                                                 900       18,450
  Williams Companies, Inc.                                   500       15,281
                                                                   ----------
                                                                       33,731

OIL & GAS EXTRACTION 3.87%
  Conoco, Inc.                                             1,500       37,313
  Enron Corp.                                              5,000      221,875
  Halliburton Co.                                          1,000       40,250
  Schlumberger Ltd.                                        1,000       56,250
  Transocean Sedco Forex, Inc.                               194        6,535
                                                                   ----------
                                                                      362,223

PETROLEUM REFINING 8.45%
  Chevron Corp.                                            1,500      129,938
  Exxon Mobil Corp.                                        5,976      481,442
  Phillips Petroleum Co.                                     600       28,200
  Royal Dutch Petroleum Co.                                2,500      151,094
                                                                   ----------
                                                                      790,674

PHOTOGRAPHY 0.24%
  Xerox Corp.                                              1,000       22,688

PUBLISHING 2.81%
  New York Times Co., Class A                              2,000       98,250
  Tribune Co.                                              3,000      165,188
                                                                   ----------
                                                                      263,438

REAL ESTATE INVESTMENT TRUSTS 0.38%
  Mills Corp.                                              2,000       35,750

EQUITY INCOME FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                            SHARES       VALUE
                                                         ------    ----------
RETAIL 1.09%
  Hasbro, Inc.                                             1,000     $ 19,063
  Limited, Inc.                                              500       21,656
  Lowe's Companies, Inc.                                   1,000       59,750
  Too, Inc.                                                   71        1,225(*)
                                                                   ----------
                                                                      101,694

SCIENCE & TECHNOLOGY 0.57%
  Monsanto Co.                                             1,500       53,438

SHIPPING 0.80%
  Burlington Northern Santa Fe Corp.                       1,000       24,250
  FDX Corp.                                                  700       28,656(*)
  Union Pacific Corp.                                        500       21,813
                                                                   ----------
                                                                       74,719

STEEL 1.15%
  Alcoa, Inc.                                                900       74,700
  USX-US Steel Group, Inc.                                 1,000       33,000
                                                                   ----------
                                                                      107,700

TELECOMMUNICATIONS 22.36%
  AT&T Corp.                                               6,000      304,500
  Bell Atlantic Corp.                                      3,604      221,871
  Bellsouth Corp.                                          4,400      205,975
  Global Crossing Ltd.                                    12,325      616,250(*)
  GTE Corp.                                                2,000      141,125
  Motorola, Inc.                                           1,400      206,150
  Nextel Communications, Inc., Class A                       700       72,188(*)
  Sprint Corp.                                             2,500      168,281
  Sprint Corp., PCS Group                                    500       51,250(*)
  Unisys Corp.                                               600       19,163(*)
  US West, Inc.                                            1,200       86,400
                                                                   ----------
                                                                     2,093,153

TOBACCO 0.50%
  Philip Morris, Inc.                                      2,000       46,375

UTILITIES 1.42%
  AES Corp.                                                  400       29,900(*)
  Central & South West Corp.                               1,500       30,000
  Consolidated Edison, Inc.                                  500       17,250
  Edison International                                       800       20,950
  Southern Co.                                             1,500       35,250
                                                                   ----------
                                                                      133,350

EQUITY INCOME FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                            SHARES      VALUE
                                                         ------    ----------
WHOLESALE TRADE 0.49%
  Costco Wholesale Corp.                                     500   $   45,625(*)
                                                                   ----------
TOTAL COMMON STOCKS                                                 8,613,023
                                                                   ----------
  (cost $7,013,611)

PREFERRED STOCKS 4.41%

BROADCASTING 0.85%
  Emmis Communications Corp., 6.25%, Series A              1,000       79,500

ELECTRIC SERVICES 0.44%
  Duke Energy Capital Trust 7.2%                           2,000       41,620

FINANCIAL SERVICES 2.14%
  Citigroup Capital Preferred 6.875%                      10,000      200,600

REAL ESTATE INVESTMENT TRUSTS 0.98%
  Fleet Capital Trust, 7.05%, Series III                   2,000       38,760
  Public Storage, Inc., 8.875%, Series G                   2,500       52,500
                                                                   ----------
                                                                       91,260
                                                                   ----------
TOTAL PREFERRED STOCKS                                                412,980
                                                                   ----------
  (cost $469,437)

                                                       PRINCIPAL
REPURCHASE AGREEMENT 2.36%                              AMOUNT
                                                       ---------
Joint   Tri-Party    Repurchase    Agreement,
  Donaldson,  Lufkin  &  Jenrette,  12/31/99,
  2.50%,   due   1/3/00,   repurchase   price
  $220,747,  collateralized  by U.S. Treasury
  securities   held  in  a  joint   tri-party
  repurchase account (cost $220,701)                   $ 220,701      220,701
                                                                   ----------
TOTAL INVESTMENTS 98.80%                                            9,246,704
                                                                   ----------
  (cost $7,703,749)

Other assets and liabilities, net 1.20%                               112,674
                                                                   ----------
NET ASSETS 100%                                                    $9,359,378
                                                                   ==========

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS 98.01%                                     SHARES      VALUE
                                                         ------    ----------
AIRCRAFT & AEROSPACE 0.47%
  Honeywell International, Inc.                            2,200     $126,912
  Raytheon Company, Class A                                  191        4,739
  Rockwell International Corp.                             2,000       95,750
  United Technologies Corp.                                  250       16,250
                                                                   ----------
                                                                      243,651

BANKS 4.08%
  Bank of New York Co., Inc.                               2,000       80,000
  Bank One Corp.                                           6,436      206,354
  BankAmerica Corp.                                        8,800      441,650
  Chase Manhattan Corp.                                    6,300      489,431
  Citigroup, Inc.                                         16,350      908,447
                                                                   ----------
                                                                    2,125,882

BEVERAGES 2.93%
  Anheuser Busch Co.                                       2,000      141,750
  Coca-Cola Co.                                           13,500      786,375
  PepsiCo, Inc.                                           17,000      599,250
                                                                   ----------
                                                                    1,527,375

BROADCAST/MEDIA 0.91%
  Hispanic Broadcasting Corp.                              1,000       92,219(*)
  MediaOne Group, Inc.                                     1,800      138,262(*)
  Spanish Broadcasting System, Inc., Class A               1,500       60,375(*)
  Viacom, Inc., Class A                                    3,000      181,312(*)
                                                                   ----------
                                                                      472,168

BUSINESS SERVICES 1.51%
  Bisys Group, Inc.                                        3,000      195,750(*)
  Cendant Corp.                                            6,000      159,375(*)
  Compuware Corp.                                          8,000      298,000(*)
  Dun & Bradstreet Corp.                                   2,000       59,000
  Ha-Lo Industries, Inc.                                  10,000       75,000(*)
                                                                   ----------
                                                                      787,125

CHEMICALS 0.66%
  Dow Chemical Co.                                           200       26,725
  E.I. Du Pont de Nemours & Co.                            4,400      289,850
  W. R. Grace & Co.                                        2,000       27,750(*)
                                                                   ----------
                                                                      344,325

COMPUTERS & OFFICE EQUIPMENT 8.79%
  Apple Computer, Inc.                                     6,000      616,875(*)
  Cisco Systems, Inc.                                     14,500    1,553,312(*)

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                             SHARES     VALUE
                                                         -------   ----------
COMPUTERS & OFFICE EQUIPMENT (CONT'D)
  COMPAQ Computer Corp.                                   11,000     $297,687
  Dell Computer Corp.                                      1,000       51,000(*)
  Hewlett-Packard Co.                                      4,000      455,750
  IBM Corp.                                               11,400    1,231,200
  Minnesota Mining & Manufacturing Co.                     1,700      166,387
  Sun Microsystems, Inc.                                   2,000      154,875(*)
  Tandy Corp.                                              1,000       49,187
                                                                   ----------
                                                                    4,576,273

CONSTRUCTION 0.05%
  Kaufman & Broad Home Corp.                               1,000       24,187

DATA PROCESSING & SOFTWARE 10.62%
  Automatic Data Processing, Inc.                          2,000      107,750
  ChoicePoint, Inc.                                        6,000      248,250(*)
  Computer Associates International                        5,000      349,687
  First Data Corp.                                         5,000      246,562
  Microsoft Corp.                                         28,000    3,269,000(*)
  National Data Corp.                                      3,000      101,812
  Oracle Corp.                                            10,818    1,212,292(*)
                                                                   ----------
                                                                    5,535,353

ELECTRICAL ENGINEERING & ELECTRONICS 0.05%
  Black & Decker Corp.                                       500       26,125

ELECTRONICS & COMPONENTS 4.28%
  Conexant Systems, Inc.                                   2,000      132,750(*)
  Emerson Electric Co.                                     1,800      103,275
  Intel Corp.                                             17,080    1,405,897
  Motorola, Inc.                                           4,000      589,000
                                                                   ----------
                                                                    2,230,922

ENTERTAINMENT 0.75%
  The Walt Disney Co.                                      6,000      175,500
  Time-Warner, Inc.                                        3,000      217,312
                                                                   ----------
                                                                      392,812

FINANCIAL SERVICES 6.31%
  American Express Co.                                     5,170      859,512
  Associates First Capital Corp., Class A                  5,000      137,187
  Charles Schwab Corp.                                     2,000       76,750
  Equifax, Inc.                                            5,000      117,812
  Fannie Mae                                              22,000     1,373,625
  Federated Investors, Inc., Class B                      14,100      282,881

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                             SHARES     VALUE
                                                         -------   ----------
FINANCIAL SERVICES (CONT'D)
  Freddie Mac                                              5,800     $272,962
  Sovereign Bancorp, Inc.                                  8,000       59,625
  Washington Mutual, Inc.                                  4,000      104,000
                                                                   ----------
                                                                    3,284,354

FOOD 0.72%
  H.J. Heinz Co.                                           1,500       59,719
  Kellogg Co.                                              1,800       55,462
  McCormick & Co., Inc., Non-Voting Shares                 5,000      148,750
  Sara Lee Corp.                                           5,000      110,313
                                                                   ----------
                                                                      374,244

HEALTHCARE & EQUIPMENT 2.24%
  Columbia/HCA Healthcare Corp.                            3,600      105,525
  Guidant Corp.                                            1,408       66,176(*)
  Johnson & Johnson Co.                                   10,000      931,250
  Oxford Health Plans, Inc.                                5,000       63,438(*)
                                                                   ----------
                                                                    1,166,389

HOUSEHOLD APPLIANCES 6.03%
  General Electric Co.                                    20,300    3,141,425

HOUSEHOLD PRODUCTS 1.90%
  Colgate Palmolive                                        2,800      182,000
  Proctor & Gamble Co.                                     7,000      766,938
  Tupperware Corp.                                         2,500       42,344
                                                                   ----------
                                                                      991,282

INSURANCE 3.84%
  Allstate Corp.                                           6,594      158,256
  American International Group                            13,125    1,419,141
  Hartford Financial Services Group, Inc.                  4,800      227,400
  ReliaStar Financial Corp.                                5,000      195,938
                                                                   ----------
                                                                    2,000,735

INTERNET 0.22%
  MindSpring Enterprises, Inc.                             2,000       52,812(*)
  Stamps.com, Inc.                                         1,500       62,438(*)
                                                                   ----------
                                                                      115,250

INVESTMENT TRUSTS 1.69%
  S & P 500 Depository Receipts                            6,000      881,250

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                            SHARES      VALUE
                                                         -------   ----------
MACHINERY 0.77%
  Caterpillar, Inc.                                        3,200     $150,600
  Cooper Cameron Corp.                                     2,000       97,875(*)
  Weatherford International, Inc.                          3,800      151,763(*)
                                                                   ----------
                                                                      400,238

METAL & MINERAL MINING 0.82%
  Freeport-McMoRan Copper & Gold, Inc., Class B           10,000      211,250(*)
  Inco Ltd.                                                7,000      164,500(*)
  Placer Dome, Inc.                                        5,000       53,750
                                                                   ----------
                                                                      429,500

MOTOR VEHICLES & PARTS 0.50%
  Autozone, Inc.                                           1,000       32,313(*)
  Delphi Automotive Systems Corp.                          2,096       33,012
  Ford Motor Co.                                           2,000      106,875
  General Motors Corp.                                     1,000       72,688
  ITT Industries, Inc.                                       400       13,375
                                                                   ----------
                                                                      258,263

OFFICE EQUIPMENT 0.10%
  Xerox Corp.                                              2,400       54,450

OIL & GAS EXTRACTION 2.69%
  Baker Hughes, Inc.                                       5,500      115,844
  Blackrock Ventures, Inc.                               340,000      235,571(*)
  Conoco, Inc., Class B                                    3,800       94,525
  Diamond Offshore Drilling, Inc.                          1,000       30,563
  Enron Corp.                                              6,500      288,438
  ENSCO International, Inc.                                4,000       91,500
  EOG Resources, Inc.                                      5,000       87,813
  Global Marine, Inc.                                      4,000       66,500(*)
  Halliburton Co.                                          1,000       40,250
  Schlumberger Ltd.                                        2,800      157,500
  Transocean Sedco Forex, Inc.                               543       18,292
  Unocal Corp.                                             5,200      174,525
                                                                   ----------
                                                                    1,401,321

PETROLEUM REFINING 3.16%
  BP Amoco plc, ADR                                        3,498      207,475
  Chevron Corp.                                            2,600      225,225
  Exxon Mobil Corp.                                        3,952      318,383
  Phillips Petroleum Co.                                   5,100      239,700
  Royal Dutch Petroleum                                    4,100      247,794
  Tesoro Petroleum Corp.                                   4,000       46,250(*)
  Texaco, Inc.                                             3,200      173,800

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                            SHARES      VALUE
                                                         -------   ----------
PETROLEUM REFINING (CONT'D)
  Tosco Corp.                                              3,500     $ 95,156
  Ultramar Diamond Shamrock Corp.                          4,000       90,750
                                                                   ----------
                                                                    1,644,533

PHARMACEUTICALS 9.01%
  Abbott Laboratories                                     17,500      635,469
  American Home Products                                   4,400      173,525
  Baxter International, Inc.                               1,100       69,094
  Biogen, Inc.                                             2,000      169,000(*)
  Bristol-Myers Squibb Co.                                 7,000      449,313
  Eli Lilly & Co.                                          8,496      564,984
  Merck & Co., Inc.                                       15,850     1,062,941
  Pfizer, Inc.                                            25,500      827,156
  Schering-Plough Corp.                                   11,200      472,500
  Warner-Lambert Co.                                       3,300      270,394
                                                                   ----------
                                                                    4,694,376

PHOTOGRAPHY 0.42%
  Eastman Kodak Co.                                        3,300      218,625

PRESCIOUS STONE MINING 0.56%
  De Beers Consolidated Mines, ADR                        10,000      289,375

REAL ESTATE 0.26%
  Duke-Weeks Realty Corp.                                  6,900      134,550

RESTAURANTS 0.43%
  McDonald's Corp.                                         5,600      225,750

RETAIL 9.40%
  Abercrombie & Fitch Co., Class A                         8,000      213,500(*)
  Gap, Inc.                                                2,000       92,000
  Gillette Co.                                             2,800      115,325
  Gucci Group                                              1,000      114,500
  Hasbro, Inc.                                            11,000      209,688
  Home Depot, Inc.                                        15,600    1,069,575
  Intimate Brands, Inc., Class A                           2,000       86,250
  K Mart Corp.                                            16,000      161,000(*)
  Lowe's Companies, Inc.                                   8,400      501,900
  Tiffany & Co.                                            1,000       89,250
  Tommy Hilfiger                                          12,000      279,750(*)
  Toys "R" Us, Inc.                                        2,100       30,056(*)
  Wal-Mart Stores, Inc.                                   28,000    1,935,500
                                                                   ----------
                                                                    4,898,294

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                             SHARES      VALUE
                                                          ------   -----------
TELECOMMUNICATIONS 11.66%
  AT&T Corp.                                              22,202   $1,126,752
  AT&T Corp., Liberty Media, Class A                       2,474      140,400(*)
  Bell Atlantic Corp.                                      5,810      357,678
  Bellsouth Corp.                                          9,200      430,675
  GTE Corp.                                                6,000      423,375
  Lucent Technologies, Inc.                               12,000      897,750
  MCI Worldcom, Inc.                                      10,287      545,854(*)
  OCI Communications, Inc., Class B,
    Non-Voting Shares                                     28,000      291,000(*)
  SBC Communications, Inc.                                17,001      828,799
  Sprint Corp.                                             6,300      424,069
  Sprint Corp., PCS Group                                  2,200      225,500(*)
  US West, Inc.                                            1,849      133,128
  Vodafone Airtouch plc, ADR                               5,000      247,500
                                                                   ----------
                                                                    6,072,480

UTILITIES 0.18%
  Williams Companies, Inc.                                 3,000       91,688
                                                                   ----------
TOTAL COMMON STOCKS                                                51,054,570
                                                                   ----------
  (cost $27,069,641)

                                                        CONTRACTS     VALUE
PURCHASED OPTIONS 1.05%                                 ---------  ----------

COMPUTERS & OFFICE EQUIPMENT 0.16%
  Sun Microsystems, Inc., Strike Price 120, Call,
    Expiration Jan. 2000 (premium $57,045)                 30          84,375

ELECTRICAL ENGINEERING & ELECTRONICS 0.13%
  Tyco International Ltd., Strike Price 45, Call,
    Expiration Jan. 2001 (premium $51,840)                 60          54,750
  Tyco International Ltd., Strike Price 40, Call,
    Expiration Jan. 2001 (premium $9,810)                  10          10,875
                                                                   ----------
                                                                       65,625

INTERNET 0.28%
  America Online, Inc., Strike Price 60, Call,
    Expiration Jan. 2001 (premium $136,400)                50         145,625

OIL & GAS EXTRACTION 0.05%
  Baker Hughes, Inc., Strike Price 30, Call,
     Expiration Jan. 2001 (premium $8,670)                 15           4,032
  Schlumberger Ltd., Strike Price 60, Call,
     Expiration Jan. 2001 (premium $25,108)                15          19,875
                                                                   ----------
                                                                       23,907

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


PURCHASED OPTIONS                                       CONTRACTS     VALUE
                                                        ---------  ----------
PAPER PRODUCTS 0.12%
  International Paper Co., Strike Price 50,
     Call, Expiration Jan. 2001
     (premium $37,650)                                     50      $   63,750

PETROLEUM REFINING 0.15%
  Exxon Mobil Corp., Strike Price 80,
     Call, Expiration Jan. 2001
     (premium $33,302)                                     30          30,375
  Exxon Mobil Corp., Strike Price 100, Call,
     Expiration Jan. 2001 (premium $11,780)                10          17,125
  Unocal, Strike Price 40, Call, Expiration
     Jan. 2001 (premium $50,300)                          100          30,630
                                                                   ----------
                                                                       78,130

TELECOMMUNICATIONS 0.16%
  Nokia Corp., Strike Price 20, Call,
     Expiration Jan. 2001 (premium $29,780)                10          83,500
                                                                   ----------
TOTAL PURCHASED OPTIONS                                               544,912
                                                                   ----------
  (cost $451,685)


                                                     PRINCIPAL
REPURCHASE AGREEMENT 1.73%                            AMOUNT
                                                    -----------

Joint Tri-Party Repurchase Agreement,
  Donaldson, Lufkin & Jenrette, 12/31/99,
  2.50%, due 1/3/00, repurchase price
  $901,850, collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $901,662)                $   901,662       901,662
                                                                  -----------
TOTAL INVESTMENTS 100.79%                                          52,501,144
                                                                  -----------
  (cost $28,422,988)

Other assets and liabilities, net (0.79)%                            (411,902)
                                                                  -----------
NET ASSETS 100%                                                   $52,089,242
                                                                  ===========
See notes to portfolios of investments.

REAL ESTATE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS 90.26%                                      SHARES      VALUE
REAL ESTATE INVESTMENT TRUSTS 67.70%                      ------   -----------

OFFICE/INDUSTRIAL 32.68%
  AMB Property Corp.                                      10,000     $199,375
  Boston Properties, Inc.                                  5,000      155,625
  Equity Office Properties Trust                          11,000      270,875
  H&R Real Estate Investment Trust                        30,000      219,289
  Liberty Property Trust                                  10,000      242,500
  Mack-Cali Realty Corp.                                   8,000      208,500
  Reckson Associates Realty Corp.                          7,886      179,406
  Spieker Properties, Inc.                                 7,000      255,062
                                                                   ----------
                                                                    1,730,632

RESIDENTIAL PROPERTIES 25.70%
  Apartment Investment & Management Co.                    7,000      278,687
  Archstone Communities Trust                              5,000      102,500
  Avalonbay Communities, Inc.                              3,000      102,937
  BRE Properties, Inc., Class A                            2,200       49,913
  Charles E. Smith Residential Realty, Inc.                5,000      176,875
  Equity Residential Property Trust                        2,000       85,375
  Essex Property Trust, Inc.                               1,500       51,000
  Manufactured Home Communities, Inc.                     10,500      255,281
  Post Properties, Inc.                                    6,750      258,188
                                                                   ----------
                                                                    1,360,756

RETAIL PROPERTIES 9.32%
  Kimco Realty Corp.                                       5,000      169,375
  RioCan Real Estate Investment Trust                     12,000       71,919
  Simon Property Group, Inc.                              11,000      252,313
                                                                   ----------
                                                                      493,607

OTHER REAL ESTATE 22.56%

FINANCIAL SERVICES 3.60%
  Capital Trust, Class A                                  38,100      190,500(*)

HOTELS & LODGING PROPERTIES 1.86%
  Shangri-La Asia Ltd.                                    35,000       39,622
  Starwood Hotels & Resorts Worldwide, Inc.                2,500       58,750
                                                                   ----------
                                                                       98,372

REAL ESTATE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS                                            SHARES      VALUE
                                                         -------   ----------
OFFICE/INDUSTRIAL 17.10%
  Brookfield Properties Corp.                             20,000     $209,936
  Cadillac Fairview Corp.                                 11,000      253,793(*)
  Gentra, Inc.                                             6,400       60,528(*)
  Oxford Properties Group, Inc.                           15,000      144,980(*)
  Trizec Hahn Corp.                                       14,000      236,250
                                                                   ----------
                                                                      905,487
                                                                   ----------
TOTAL COMMON STOCKS                                                 4,779,354
                                                                   ----------
  (cost $5,326,237)

                                                    PRINCIPAL
REPURCHASE AGREEMENT 10.75%                          AMOUNT
                                                   -----------

Joint Tri-Party Repurchase Agreement,
  Donaldson, Lufkin & Jenrette, 12/31/99,
  2.50%, due 1/3/00, repurchase price
  $569,321, collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $569,202)               $   569,202        569,202
                                                                   ----------

TOTAL INVESTMENTS 101.01%                                           5,348,556
                                                                   ----------
  (cost $5,895,439)

Other assets and liabilities, net (1.01)%                             (53,570)
                                                                   ----------

NET ASSETS 100%                                                    $5,294,986
                                                                   ==========

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS 95.89%                        SHARES      VALUE
                                                         ------    ----------
AIRLINES 0.12%
  Cathay Pacific Airways                                  15,295   $   27,251

APPAREL 8.00%
  Chaifa Holdings Ltd.                                   670,800        9,924(*)
  Giordano International Ltd.                            299,000      307,712
  Li & Fung Ltd.                                         545,000    1,367,145
  Tommy Hilfiger Corp.                                     2,000       46,625(*)
  Yue Yuen Industrial Holdings Ltd.                       49,200      117,090
                                                                   ----------
                                                                    1,848,496

BANKING & FINANCIAL SERVICES 16.33%
  Aeon Credit Service                                    994,000      409,185
  Bank of East Asia                                        6,283       17,499
  Dao Heng Bank Group Ltd.                                 3,137       16,182
  Guoco Group Ltd.                                       110,000      335,370
  Hang Seng Bank Ltd.                                      8,642       98,666
  HSBC Holdings Ltd.                                     206,574    2,896,580
                                                                   ----------
                                                                    3,773,482

BEVERAGES 0.27%
  Vitasoy International Holdings Ltd.                    240,000       62,520

BROADCASTING/MEDIA 0.06%
  Television Broadcasts Ltd.                               1,980       13,500

CHEMICALS & ALLIED PRODUCTS 4.63%
  Jilin Chemical Industrial Co., Ltd., Class H          1,154,000      89,072
  Shanghai Petrochemical, Class H                       1,452,000     227,882
  Yizheng Chemical Fibre, Class H                       1,844,000     515,945(*)
  Zhenhai Refining and Chemical Co., Ltd., Class H      1,340,000     237,885
                                                                   ----------
                                                                    1,070,784

CLOSED END FUNDS 1.37%
  WEBS Index Fund - Malaysia                              37,000      261,313
  WEBS Index Fund - Singapore                              6,000       55,125
                                                                   ----------
                                                                      316,438

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                              SHARES        VALUE
                                                       ---------    ----------
COMPUTERS & OFFICE EQUIPMENT 6.30%
  Acer, Inc., GDR                                         18,867     $269,326(*)
  Founder Hong Kong Ltd.                                 440,586      538,441(*)
  GVC Corp., GDR, 144A                                        93          372(*)
  Hanny Holdings Ltd.                                     60,000       56,731
  Legend Holdings Ltd.                                    44,000      108,960
  Vanda Systems & Communications Holdings Ltd.         1,384,000      480,710(*)
                                                                   ----------
                                                                    1,454,540

CONGLOMERATES 12.18%
  China Vanke Co., Ltd.                                   80,319       31,721
  Citic Pacific Ltd.                                     109,614      411,749
  First Pacific Co., Ltd.                                648,387      504,630
  Guangzhou Investment Co., Ltd.                         500,000       39,879(*)
  Hutchison Whampoa                                       94,519    1,373,982
  Shanghai Industrial Holdings Ltd.                      193,005      403,464
  Swire Pacific Ltd., Group A                              4,249       25,089
  The Wharf Holdings Ltd.                                 10,612       24,641
                                                                   ----------
                                                                    2,815,155

CONSTRUCTION 3.87%
  Cheung Kong Holdings Ltd.                               60,386      765,166
  Cheung Kong Infrastructure Holdings                     10,188       19,659
  Road King Infrastructure Ltd.                          180,000      108,831
                                                                   ----------
                                                                      893,656

ELECTRIC GENERATION 0.52%
  CLP Holdings Ltd.                                        9,406       43,318
  Dongfang Electrical Machinery Co., Ltd., Class H       736,000       47,340
  Hong Kong Electric Holdings, Ltd.                        9,424       29,460
                                                                   ----------
                                                                      120,118

ELECTRONIC EQUIPMENT 7.40%
  ASM Pacific Technology Ltd.                            306,000      543,230
  GP Batteries International Ltd.                         30,000       39,448
  Johnson Electric Holding                                 4,149       26,633
  Samsung Electronics, GDR Non-Voting Shares, 144A         3,380      268,710
  Samsung Electronics, GDR 1/2 Voting Shares, 144A           132       16,088
  Varitronix International                               200,000      457,966
  VTech Holdings Ltd.                                    110,000      358,011
  Yageo Corp.                                                  1            6
                                                                   ----------
                                                                    1,710,092

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                              SHARES        VALUE
                                                       ---------   -----------
FURNITURE 0.14%
  Lamex Holdings Ltd.                                   1,315,861    $ 31,316(*)
  Lamex Holdings Ltd., Warrants                          219,310        2,172(*)
                                                                   ----------
                                                                       33,488

GROCERIES - WHOLESALE 0.45%
  Guangnan Holdings Ltd.                                  10,000          444(*)
  NG Fung Hong Ltd.                                      200,000      102,914
                                                                   ----------
                                                                      103,358

HOTELS 0.23%
  Shangri-La Asia Ltd.                                    46,020       52,097

HOUSEHOLD APPLIANCES 4.36%
  Guangdong Kelon Electronics Holdings                   900,000      683,090
  Shenzhen Konka Electronic Holdings, Group B            426,132      323,429
                                                                   ----------
                                                                    1,006,519

INTERNET 0.75%
  Xin Net Corp.                                           35,000      173,908(*)

MOTOR VEHICLES & TRANSPORTATION 0.89%
  Qingling Motors Co., Ltd., Class H                    1,688,000     206,291

OFFICE SUPPLIES 0.63%
  China First Pencil Company Ltd.                        400,000       64,000(*)
  Shanghai Hero Pen, Group B                             429,885       80,818(*)
                                                                   ----------
                                                                      144,818

PHARMACEUTICALS 0.00%
  SIIC Medical Science and Technology Group Ltd.           3,937        1,026(*)

PHOTOGRAPHY 0.25%
 China HK Photo Products Holdings                        450,000       57,310

REAL ESTATE DEVELOPERS 5.48%
  Amoy Properties Ltd.                                    13,080       11,021
  China Resources Enterprise Ltd.                          8,967       14,362
  Great Eagle Holdings Ltd.                                2,468        4,381
  Hang Lung Development Co., Ltd.                          6,007        6,800
  Henderson Investment Ltd.                               12,732       13,185
  Henderson Land Development Co., Ltd.                     7,783       50,061
  Hysan Development Co., Ltd.                              4,687        5,939

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                              SHARES        VALUE
                                                       ---------   ----------
REAL ESTATE DEVELOPERS (CONT'D)
  Lai Sun Development Co., Ltd.                           40,000   $    2,084(*)
  New World Development Co.                              109,618      246,776
  Pacific Century Regional Development Ltd.               25,000      358,751(*)
  Shum Yip Investment Ltd.                               350,000       67,537
  Silver Grant International Industries Ltd.             940,000       89,484(*)
  Silver Grant International Industries, Warrants         94,000        3,386(*)
  Sino Land Co., Ltd.                                     15,779        9,134
  Sun Hung Kai Properties HK                              35,852      373,578
  Wheelock and Co., Ltd.                                   9,180        9,625
                                                                   ----------
                                                                    1,266,104

RETAIL 2.29%
  China Everbright-IHD Pacific Ltd.                      140,000      114,363
  Glorious Sun Enterprises Ltd.                          984,000      370,258
  Shanghai Friendship & Overseas Chinese, Group B        278,001       43,368(*)
                                                                   ----------
                                                                      527,989

TELECOMMUNICATIONS 9.08%
  China Telecom Ltd., ADR                                  7,000      899,937(*)
  China Telecom Ltd., Class H                             61,948      386,503
  Hong Kong Telecommunications Ltd.                      142,315      411,008
  Korea Thrunet Co., Ltd., Class A                         1,000       67,875(*)
  Shanghai Posts & Telecommunications, Group B           428,976       78,931(*)
  SK Telecom Company Ltd., ADR                             3,090      118,579
  SmarTone Telecommunications Holdings Ltd.               23,721      114,432
  TS Telecom Ltd.                                         24,000       20,786(*)
                                                                   ----------
                                                                    2,098,051

TEXTILE MILL PRODUCTS 0.05%
  First Sign International Holdings                      290,000       12,311

TRAFFIC SYSTEM MANAGEMENT 0.31%
  Anhui Expressway Co., Ltd.                             726,000       68,178
  GZI Transport Ltd.                                      25,769        3,945
                                                                   ----------
                                                                       72,123

UNIT INVESTMENT TRUST 0.30%
  Cathay Investment Fund                                 350,000       68,167(*)

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                                SHARES      VALUE
                                                         ---------  ----------
UTILITIES 5.49%
  Guangdong Electric Power Development Co., Group B      205,400     $ 95,652
  Hong Kong & China Gas Co.                              358,148      490,677
  Huaneng Power International, Inc., ADR                  35,000      369,687
  Shandong Huaneng Power Company Ltd., ADR                72,600      313,088
                                                                   ----------
                                                                    1,269,104

WATER TRANSPORTATION & SERVICES 4.14%
  China International Marine Container, Group B          835,059      558,604
  China Merchants Shekou Port Service Co., Ltd.          133,144       60,804
  Cosco Pacific Ltd.                                     350,000      290,410
  Guangzhou Shipyard International Co., Class H          100,000        6,561
  Pacific Ports Co., Ltd.                                300,000       40,908(*)
                                                                   ----------
                                                                      957,287
                                                                   ----------
TOTAL COMMON STOCKS AND WARRANTS                                   22,155,983
                                                                   ----------
  (cost $21,142,175)

                                                 PRINCIPAL
REPURCHASE AGREEMENT 4.73%                        AMOUNT
                                                -----------
Joint Tri-Party Repurchase Agreement,
  Donaldson, Lufkin & Jenrette, 12/31/99,
  2.50%, due 1/3/00, repurchase price
  $1,092,121, collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $1,091,894)          $ 1,091,894         1,091,894
                                                                   ----------
TOTAL INVESTMENTS 100.62%                                          23,247,877
                                                                   ----------
  (cost $22,234,069)
Other assets and liabilities, net (0.62)%                            (142,849)
                                                                   ----------
NET ASSETS 100%                                                   $23,105,028
                                                                  ===========

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS 99.19%                         SHARES       VALUE
                                                         ---------   ---------
CHEMICALS & ALLIED PRODUCTS 8.90%
  Albermarle Corp.                                         2,600     $ 49,888
  Dow Chemical Co.                                         1,500      200,437
  E.I. Du Pont de Nemours & Co.                            9,330      614,614
  Ecolab, Inc.                                             2,500       97,813
  Praxair, Inc.                                            3,600      181,125
  Rohm & Haas Co.                                          3,000      122,062
  W. R. Grace & Co.                                        6,400       88,800(*)
                                                                   ----------
                                                                    1,354,739

DIVERSIFIED MINING 2.40%
  De Beers Consolidated Mines Ltd., ADR                   12,600      364,612

FORESTRY 1.70%
  Weyerhaeuser Co.                                         3,600      258,525

GOLD & SILVER MINING 1.72%
  Barrick Gold Corp.                                       1,800       31,837
  Battle Mountain Gold Co.                                22,000       45,375(*)
  ECU Silver Mining, Inc.                                100,000       11,086(*)
  ECU Silver Mining Inc., Warrants                        50,000         0(*)
  Homestake Mining                                         8,000       62,500
  Newmont Mining Corp.                                     4,500      110,250
                                                                   ----------
                                                                      261,048

METAL & MINERAL MINING 11.13%
  Alcoa, Inc.                                              6,000      498,000
  Cominco Ltd.                                             4,500       94,627
  Diamondex Resources Ltd.                                 2,500        1,455(*)
  Freeport McMoRan Copper & Gold, Inc., Class B           16,000      338,000(*)
  Inco Ltd.                                                8,000      188,000(*)
  Minco Mining & Metals Corp., Warrants                   25,000         0(*)
  Osmium Holdings S.A. (RS)                                  104         0(*)
  Phelps Dodge Corp.                                         600       40,275
  Reynolds Metals Co.                                      2,500      191,563
  Rio Algom Ltd.                                           3,000       44,689
  WMC Ltd.                                                40,000      220,752
  Zimasco Consolidated Enterprises Ltd. (RS)              40,000       77,160
                                                                   ----------
                                                                    1,694,521

NATURAL GAS PRODUCTION & DISTRIBUTION 4.78%
  El Paso Energy Gas Co.                                   3,200      124,200
  Enron Corp.                                             13,600      603,500
                                                                   ----------
                                                                      727,700

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                                SHARES       VALUE
                                                         ---------   ---------
OIL & GAS EXTRACTION 17.36%
  Anadarko Petroleum Corp.                                 4,000     $136,500
  Apache Corp.                                             1,000       36,938
  BlackRock Ventures, Inc.                               200,000      138,571(*)
  Burlington Resources Canada                              1,000       33,326(*)
  Canadian Hunter Exploration Ltd.                         3,500       57,594(*)
  Conoco, Inc., Class B                                   10,700      266,163
  Helmerich & Payne, Inc.                                  1,000       21,813
  Hilton Petroleum Ltd.                                   10,000       18,361(*)
  Ivanhoe Energy, Inc.                                    30,000       56,121(*)
  Noble Affiliates, Inc.                                   3,500       75,031
  Penn West Petroleum Ltd.                                 2,000       39,146(*)
  Phillips Petroleum Co.                                   7,500      352,500
  Richland Petroleum Corp., Class A                       20,000       49,886(*)
  Rio Alto Exploration Ltd.                                3,000       42,403(*)
  Rowan Companies, Inc.                                    3,000       65,063(*)
  Schlumberger Ltd.                                       11,000      618,750
  Sibir Energy plc                                       400,000       42,008(*)
  Talisman Energy, Inc.                                    3,000       76,699(*)
  Tanganyika Oil Co., Ltd.                                50,000       62,357(*)
  Tesoro Petroleum Corp.                                   2,500       28,906(*)
  Transocean Sedco Forex, Inc.                             2,134       71,889
  Ulster Petroleums Ltd.                                   4,000       35,613(*)
  Union Pacific Resources Group, Inc.                      6,000       76,500
  Unocal Corp.                                             6,000      201,375
  Ventus Energy Ltd.                                       8,500       38,869(*)
                                                                   ----------
                                                                    2,642,382

OIL & GAS FIELD MACHINERY 0.38%
  Global Marine, Inc.                                      3,500       58,187(*)

OIL & GAS FIELD SERVICES 4.68%
  Atlantic Richfield Co.                                   1,000       86,500
  Baker Hughes, Inc.                                      11,000      231,687
  Cooper Cameron Corp.                                     2,500      122,344(*)
  Diamond Offshore Drilling, Inc.                          1,000       30,563
  ENSCO International, Inc.                                3,000       68,625
  Noble Drilling Corp.                                     1,000       32,750(*)
  Weatherford International, Inc.                          3,500      139,781(*)
                                                                   ----------
                                                                      712,250

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                                SHARES       VALUE
                                                         ---------   ---------
OIL & GAS INTEGRATED 3.84%
  Amerada Hess Corp.                                       2,000     $113,500
  EOG Resources, Inc.                                      1,700       29,856
  Halliburton Co.                                          7,000      281,750
  Kerr-Mcgee Corp.                                         2,000      124,000
  Veteran Resources, Inc.                                 50,000       34,643(*)
                                                                   ----------
                                                                      583,749

PAPER PRODUCTS 6.56%
  Boise Cascade Corp.                                      2,500      101,250
  Bowater, Inc.                                            1,000       54,313
  Champion International Corp.                             2,700      167,231
  Georgia Pacific Group                                    3,400      172,550
  International Paper Co.                                  4,500      253,969
  Mead Corp.                                               2,000       86,875
  Willamette Industries, Inc.                              3,500      162,531
                                                                   ----------
                                                                      998,719

PETROLEUM PRODUCTION & REFINING 35.05%
  BP Amoco plc, ADR                                        5,000      296,563
  Berkley Petroleum Corp.                                  5,000       43,823(*)
  Chevron Corp.                                            8,000      693,000
  Exxon Mobil Corp.                                       38,589     3,108,826
  Royal Dutch Petroleum                                    5,000      302,188
  Santa Fe International Corp.                             1,000       25,875
  Texaco, Inc.                                             7,800      423,637
  Tosco Corp.                                              2,300       62,531
  Total S.A., ADR                                          3,200      221,600
  Ultramar Diamond Shamrock Corp.                          2,000       45,375
  USX-Marathon Group                                       4,500      111,094
                                                                   ----------
                                                                    5,334,512

STEEL MANUFACTURING 0.69%
  AK Steel Holding Corp.                                   2,700       50,963
  Nucor Corp.                                              1,000       54,812
                                                                   ----------
                                                                      105,775
                                                                   ----------
TOTAL COMMON STOCKS AND WARRANTS                                   15,096,719
                                                                   ----------
  (cost $14,771,596)

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


RIGHTS 0.00%                                             SHARES      VALUE
                                                         ------   -----------

CHEMICALS & ALLIED PRODUCTS 0.00%
  IMC Global, Inc. Rights                                3,800    $         0
    (cost $0)


PURCHASED OPTIONS 0.64%                                 CONTRACTS
                                                        ---------
OIL & GAS EXTRACTION 0.13%
  Schlumberger Ltd., Strike Price 60,
  Call, Expiration Jan. 2001
  (premium $25,107)                                        15          19,875

OIL & GAS FIELD SERVICES 0.01%
  Baker Hughes, Inc. Strike Price 30,
     Call, Expiration Jan. 2001
     (premium $2,890)                                       5           1,344

PETROLEUM PRODUCTION & REFINING 0.50%
  Exxon Mobil Corp., Strike Price 80,
     Call, Expiration Jan. 2001
     (premium $54,688)                                     50          50,625
  Exxon Mobil Corp., Strike Price 100,
     Call, Expiration Jan. 2001
     (premium $17,670)                                     15          25,688
                                                                   ----------
                                                                       76,313
                                                                   ----------
TOTAL PURCHASED OPTIONS                                                97,532
                                                                   ----------
  (cost $100,355)

                                                       PRINCIPAL
REPURCHASE AGREEMENT 0.70%                              AMOUNT
                                                      -----------

Joint Tri-Party Repurchase Agreement,
  Donaldson, Lufkin & Jenrette, 12/31/99,
  2.50%, due 1/3/00, repurchase price
  $107,091, collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $107,069)                   $107,069       107,069
                                                                   ----------
TOTAL INVESTMENTS 100.53%                                          15,301,320
  (cost $14,979,020)

Other assets and liabilities, net (0.53)%                             (80,286)
                                                                  -----------
NET ASSETS 100%                                                   $15,221,034
                                                                  ===========

See notes to portfolios of investments.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS 92.61%                   SHARES        VALUE
                                                   -------      ----------
DIAMOND MINING & EXPLORATION 3.23%
  Aber Resources Ltd.                                29,400     $  183,330(*)
  DIA Met Minerals Ltd., Class B                     40,000        637,428(*)
  De Beers Centenary, Linked Units                   39,600      1,145,923
  SouthernEra Resources Ltd.                        150,000        223,446(*)
  Star Resources Corp.                            1,807,400        425,772(*)(+)
                                                                ----------
                                                                 2,615,899

GOLD/MINERAL EXPLORATION & DEVELOPMENT 11.86%
  AMT International Mining Corp                   1,976,350         95,853(*)(+)
  Ancash Resources, Special Warrants (RS)           800,000              0(*)(+)
  Anooraq Resource Corp.                            150,000        108,086(*)(+)
  Anooraq Resources, Units (RS)                     150,000        127,832(*)(+)
  Argosy Minerals, Inc.                             823,720         85,608(*)
  Augusta Resource Corp.                            990,987        343,306(*)(+)
  Balaclava Mines, Inc.                             400,000         47,114(*)
  Ballarat Goldfields NL                          1,043,100        106,224(*)
  Canarc Resource Corp.                             750,000        114,321(*)
  Centaur Mining & Exploration Ltd.               1,000,000        147,825(*)
  Chilean Gold Ltd. (RS)                            500,000              0(*)
  Colony Pacific Explorations Ltd., Warrants         50,000              0(*)
  Comaplex Minerals Corp.                           100,000        103,929(*)
  Continental Precious Minerals, Inc.               200,000         52,657(*)
  Cream Minerals Ltd.                               200,000         19,400(*)
  Cream Minerals Ltd., Warrants                     200,000              0(*)
  ECU Silver Mining, Inc.                           700,000         77,600(*)
  ECU Silver Mining, Inc., Warrants                 350,000              0(*)
  Elkhorn Gold Mining Corp.                         200,000          8,314(*)
  Far West Mining Ltd.                              200,000        110,857(*)
  Fischer Watt Gold, Inc.                           940,600         75,248(*)
  General Minerals Corp.                             99,200         32,991(*)
  Gitennes Exploration, Inc.                        200,000         22,171(*)
  Glencar Mining plc                                872,438        398,211(*)
  Gold Corp. of Africa Ltd. (RS)                    195,000         24,375(*)(+)
  Great Basin Gold Ltd.                             200,000        408,785(*)
  Great Basin Gold Ltd., Warrants                   100,000        114,321
  Highgrade Ventures Ltd.                           300,000         62,357(*)
  LionOre Mining International Ltd.                 175,000        200,062(*)
  Madison Enterprises Corp.                         250,000         79,679(*)
  Manhattan Minerals Corp.                          185,000        672,937(*)
  Miranda Mining (RS)                             1,600,000      1,019,663(*)
  Moydow Mines International, Inc.                  285,000        365,309(*)(+)
  Moydow Mines International, Inc. Units (RS)       200,000        256,357(*)(+)
  Nevsun Resources                                  505,000        139,957(*)
  Norcal Resources Ltd.                             470,000         19,539(*)
  Nuinsco Resources Ltd.                            100,000         41,571(*)
  Opawica Explorations, Inc.                        400,000        138,571(*)
  Orezone Resources, Inc.                         1,016,000        175,986(*)(+)

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                         SHARES          VALUE
                                                  ---------     -----------
GOLD/MINERAL EXPLORATION &
 DEVELOPMENT (CONT'D)
  Orezone Resources, Inc., Warrants                 275,000     $        0(*)(+)
  Ormonde Mining plc                              3,607,143        261,363(*)(+)
  Osmium Holdings S.A. (RS)                             891              0(*)
  Patrician Gold Mines Ltd.                         602,000          8,342(*)
  Platexco, Inc.                                    100,000        273,678(*)
  Platexco, Inc., Warrants                           50,000          6,929(*)
  Platinova A/S                                      63,300          5,263(*)
  Platinova Resources Ltd.,
     Special Shares                                  36,700          2,797(*)
  Red Back Mining NL                              1,000,000        183,960(*)
  Romarco Minerals, Inc.                          1,500,000      1,018,499(*)(+)
  Solitario Resources Corp.                         459,522        332,710(*)
  Tenke Mining Corp.                                200,000        116,400(*)
  Western Exploration & Development,
    Special Warrants (RS)                           600,000        255,000(*)(+)
  Yamana Resources, Inc.                            330,000         96,030(*)
  Zimasco Consolidated
     Enterprises Ltd. (RS)                          350,000        675,150
  Zimbabwe Platinum Mines Ltd.                    1,266,534        582,479(*)
                                                                ----------
                                                                 9,615,616

INTERMEDIATE & JUNIOR GOLD
 PRODUCERS 19.39%
  Dayton Mining Corp.                            31,068,000         85,440(*)(+)
  Delta Gold NL                                   3,900,000      5,957,348
  Geomaque Explorations Ltd.                        200,000         73,443(*)
  IAMGOLD                                         1,431,900      3,224,330(*)
  Kinross Gold Corp.                                600,000      1,114,178(*)
  Ranger Minerals Ltd.                            1,600,000      2,312,640(*)
  Resolute Ltd.                                   1,500,000        384,345
  Viceroy Resource Corp.                            140,300         81,655(*)
  Vista Gold Corp.                                  834,300         83,817(*)
                                                                ----------
                                                                15,717,196

MINING FINANCE 7.19%
  Franco-Nevada Mining Corp., Ltd.                  250,000      3,836,694
  Franco-Nevada Mining Corp., Ltd.,
    Warrants (September, 2003)                      200,000      1,524,285(*)
  Franco-Nevada Mining Corp., Ltd.,
    Warrants (November, 2003)                        35,000        466,812(*)
                                                                ----------
                                                                 5,827,791

OIL & GAS EXTRACTION 0.67%
  Blackrock Ventures, Inc.                          261,600        181,251(*)
  Ivanhoe Energy, Inc.                              187,250        350,291(*)
  New Zealand Oil & Gas Ltd.                         36,363          9,556(*)
                                                                ----------
                                                                   541,098

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS                         SHARES             VALUE
                                                  ---------        ----------
SENIOR GOLD PRODUCERS 50.27%
  AGSM Preference Stock                             203,932        $  352,802
  Ashanti Goldfields Co., Ltd., GDR                 518,200         1,360,275(*)
  Aurora Gold Ltd.                                  112,389            25,475(*)
  Barrick Gold Corp.                                296,000         5,235,500
  Battle Mountain Gold Co.                          578,750         1,193,672(*)
  Crystallex International Corp.                    124,100           171,984(*)
  Durban Roodepoort Deep Ltd.                       333,400           593,891(*)
  Durban Roodepoort Deep Ltd.,
     Sponsored ADR                                  189,000           336,647(*)
  Eldorado Gold Corp.                               500,000           346,428(*)
  Freeport-McMoran Copper & Gold, Inc.,
     Class B                                        240,000         5,070,000(*)
  Glamis Gold Ltd.                                  800,000         1,441,142(*)
  Goldcorp, Inc., Class A,
     Subordinate Voting Shares                      750,000         4,390,979(*)
  Goldcorp, Inc., Warrants                          375,000           863,906(*)
  Golden Star Resources Ltd.                        700,000           656,250(*)
  Golden Star Resources Ltd., Warrants              500,000           119,000(*)
  Homestake Mining                                  700,000         5,468,750
  Ivanhoe Mines Ltd.                                475,400           339,266(*)
  Lihir Gold Ltd.                                   440,000           320,879(*)
  Newmont Mining Corp.                              230,000         5,635,000
  Newcrest Mining Ltd.                              200,000           683,280(*)
  Normandy Mining Ltd.                            1,900,000         1,348,164
  Otter Gold Mines Ltd.                             400,000           170,820(*)
  Otter Gold Mines Ltd.,
     Warrants (October, 2001)                        50,000              0(*)
  Otter Gold Mines Ltd.,
     Warrants (October, 2003)                       200,000             8,672(*)
  Placer Dome, Inc.                                 430,000         4,622,433
                                                                   ----------
                                                                   40,755,215
                                                                   ----------
TOTAL COMMON STOCKS AND WARRANTS                 75,072,815
                                                                   ----------
  (cost $89,579,521)

PURCHASED OPTIONS 3.19%                           CONTRACTS
                                                  ---------
SENIOR GOLD PRODUCERS 3.19%
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2000 (premium $249,150)               550            13,750
Barrick Gold Corp., Strike Price 22.50, Call,
  Expiration Jan. 2000 (premium $7,248)                  16               100
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 2000 (premium $244,063)               625             3,906
Barrick Gold Corp., Strike Price 30, Call,
  Expiration Jan. 2000 (premium $19,695)                 65               406
Homestake Mining, Strike Price 10, Call,
  Expiration Jan. 2000 (premium $139,000)               500             9,375
Homestake Mining, Strike Price 12.50, Call,
  Expiration Jan. 2000 (premium $167,425)               600             3,750

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


PURCHASED OPTIONS                                 CONTRACTS          VALUE
                                                  ---------        ----------
SENIOR GOLD PRODUCERS (CONT'D)
  Newmont Mining Corp., Strike Price 10, Call,
     Expiration Jan. 2001 (premium $338,400)            300         $  453,750
  Newmont Mining Corp., Strike Price 20, Call,
     Expiration Jan. 2000 (premium $987,475)          1,450          1,205,385
  Newmont Mining Corp., Strike Price 25, Call,
     Expiration Jan. 2000 (premium $298,375)            500             50,000
  Placer Dome, Inc., Strike Price 10, Call,
     Expiration Jan. 2001 (premium $453,000)          1,000            318,800
  Placer Dome, Inc., Strike Price 12.50, Call,
     Expiration Jan. 2000 (premium $450,750)          1,500             28,125
  Placer Dome, Inc., Strike Price 12.50, Call,
     Expiration Jan. 2001 (premium $943,625)          2,250            499,275
  Placer Dome, Inc., Strike Price 17.50, Call,
     Expiration Jan. 2000 (premium $528,435)          1,520                  0
                                                                    ----------
TOTAL PURCHASED OPTIONS                                              2,586,622
                                                                    ----------
  (cost $4,826,641)

TOTAL INVESTMENTS 95.80%                                            77,659,437
                                                                    ----------
  (cost $94,406,162)
Other assets and liabilities, net 4.20%                              3,408,705
                                                                    ----------
NET ASSETS 100%                                                    $81,068,142
                                                                    ==========

See notes to portfolios of investments.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS 95.07%                   SHARES           VALUE
                                                  ---------        ----------
DIAMOND MINING & EXPLORATION 7.11%
  Aber Resources Ltd.                                57,400        $  357,930(*)
  De Beers Centenary, Linked Units                   11,300           326,993
  De Beers Consolidated Mines, ADR                   27,400           792,887
  DIA Met Minerals Ltd., Class B                     60,000           956,142(*)
                                                                   ----------
                                                                    2,433,952

DIVERSIFIED OPERATIONS 3.28%
  Anglovaal Mining Ltd.                              75,800           660,094
  Impala Platinum Holdings Ltd.                       8,500           343,867
  Ivanhoe Energy, Inc.                               62,450           116,826(*)
                                                                   ----------
                                                                    1,120,787

GOLD MINING - AFRICA 25.46%
  Anglogold Ltd., ADR                                47,400         1,217,587
  ASA Ltd.                                           10,000           189,375
  Ashanti Goldfields, GDR                           180,800           474,600
  Avgold Ltd.                                       300,000           207,149(*)
  Durban Roodepoort Deep Ltd.                       235,800           420,034(*)
  Durban Roodepoort Deep Ltd., ADR                  136,000           242,243(*)
  Gencor Ltd.                                        60,000           260,764
  Gold Fields Ltd.                                  502,468         2,276,821
  Gold Fields Ltd., ADR                              20,000            90,624
  Goldfields South Africa                           200,000           487,506(*)
  Harmony Gold Mining                               370,934         2,329,924
  Western Areas Gold Mining, ADR                     63,000           235,431(*)
  Western Areas Ltd.                                 35,900           134,151(*)
  Zimbabwe Platinum Mines Ltd.                      318,399           146,432(*)
                                                                   ----------
                                                                    8,712,641

GOLD MINING - AUSTRALIA 9.52%
  Centaur Mining & Exploration Ltd.                 300,000            44,348(*)
  Delta Gold NL                                   1,200,000         1,833,030
  Lihir Gold Ltd.                                   160,000           116,683(*)
  Newcrest Mining Ltd.                               80,000           273,312(*)
  Normandy Mining Ltd.                              665,579           472,268
  Randfontein Estates Ltd.                          121,900           170,323
  Ranger Minerals Ltd.                              152,713           220,731(*)
  Resolute Resources Ltd.                           500,000           128,115
                                                                   ----------
                                                                    3,258,810

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                          SHARES           VALUE
                                                  ---------        ----------
GOLD MINING - NORTH AMERICA 49.70%
  Agnico Eagle Mines Ltd.                             5,800        $   42,597
  Barrick Gold Corp.                                151,100         2,672,581
  Battle Mountain Gold Co.                          216,250           446,016(*)
  Dayton Mining Corp.                            11,250,000           900,000(*)
  ECU Silver Mining, Inc.                           200,000            22,171(*)
  ECU Silver Mining, Inc., Warrants                 100,000                 0
  Franco-Nevada Mining Corp., Ltd.                   79,150         1,214,697
  Franco-Nevada Mining Corp., Ltd.,
     Warrants (September, 2003)                      50,000           381,071(*)
  Franco Nevada Mining Corp., Ltd.,
     Warrants (November, 2003)                        6,000            80,025(*)
  Freeport-McMoRan Copper & Gold, Inc.,
     Class B                                        120,000         2,535,000(*)
  Goldcorp, Inc., Class A Subordinate
     Voting Shares                                  250,000         1,463,660(*)
  Goldcorp, Inc., Warrants                          125,000           287,969(*)
  Homestake Mining                                  230,000         1,796,875
  IAMGOLD                                           100,000           225,178(*)
  Ivanhoe Mines Ltd.                                158,400           113,041(*)
  Kinross Gold Corp.                                200,000           371,393(*)
  Newmont Mining Corp.                               94,500         2,315,250
  Placer Dome, Inc.                                 167,400         1,799,512
  Romarco Minerals, Inc.                            500,000           339,500(*)
                                                                   ----------
                                                                   17,006,536
                                                                   ----------
TOTAL COMMON STOCKS AND WARRANTS                                   32,532,726
                                                                   ----------
  (cost $33,443,124)

PURCHASED OPTIONS 2.68%                            CONTRACTS
                                                   ---------
GOLD MINING - NORTH AMERICA 2.68%
  Barrick Gold Corp., Strike Price 20, Call,
     Expiration Jan. 2000 (premium $90,600)              200            5,000
  Barrick Gold Corp., Strike Price 25, Call,
     Expiration Jan. 2000 (premium $177,678)             455            2,844
  Barrick Gold Corp., Strike Price 30, Call,
     Expiration Jan. 2000 (premium $10,605)               35              219
  Homestake Mining, Strike Price 10, Call,
     Expiration Jan. 2000 (premium $55,600)              200            3,750
  Homestake Mining, Strike Price 12.50, Call,
     Expiration Jan. 2001 (premium $69,500)              250            1,563
  Newmont Mining Corp., Strike Price 10, Call,
     Expiration Jan. 2001 (premium $112,800)             100          151,250
  Newmont Mining Corp., Strike Price 20, Call,
     Expiration Jan. 2001 (premium $381,025)             550          457,215

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                      December 31, 1999
--------------------------------------------------------------------------------

PURCHASED OPTIONS                                       CONTRACTS     VALUE
                                                        ---------  ----------
GOLD MINING - NORTH AMERICA (CONT'D)
Newmont Mining Corp., Strike Price 25, Call,
   Expiration Jan. 2000 (premium $150,750)                250         $25,000
Placer Dome, Inc., Strike Price 10, Call,
   Expiration Jan. 2001 (premium $147,150)                300          95,640
Placer Dome, Inc., Strike Price 12 50, Call,
   Expiration Jan. 2000 (premium $155,250)                500           9,375
Placer Dome, Inc., Strike Price 12 50, Call,
   Expiration Jan. 2001 (premium $327,875)                750         166,425
Placer Dome, Inc., Strike Price 17 50, Call,
   Expiration Jan. 2000 (premium $568,065)              1,480               0
                                                                  -----------
TOTAL PURCHASED OPTIONS                                               918,281
                                                                  -----------
  (cost $2,246,898)

TOTAL INVESTMENTS 97.75%                                           33,451,007
                                                                  -----------
  (cost $35,690,022)
Other assets and liabilities, net 2.25%                               770,926
                                                                  -----------
NET ASSETS 100%                                                   $34,221,933
                                                                  ===========


See notes to portfolios of investments.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                            December 31, 1999
--------------------------------------------------------------------------------


LEGEND

(*)  Non-income producing security            GDR  Global Depository Receipt
(+)  Affiliated company (see following)       RS   Restricted Security
ADR  American Depository Receipt                    (see following)
GO   General Obligation Bond                  ZCB  Zero Coupon Bond


GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at 12/31/99.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO
FINANCIAL STATEMENTS.)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at December 31, 1999 were:

Donaldson, Lufkin & Jenrette repurchase agreement, 12/31/99, 2.50%, due 1/3/00:
  (with a market value of $32,526,370)

$22,144,000 U.S. Treasury Bill, 0.00%, 3/30/00
$11,037,000 U.S. Treasury Bond, 6.375%, 8/15/27
Total principal amount: $32,146,558; Total repurchase value: $32,153,255

Morgan Stanley Dean Witter repurchase agreement, 12/31/99, 2.50%, due 1/3/00:
  (with a market value of $20,286,589)

$17,944,000 U.S. Treasury Bond, 10.75%, 5/15/03
Total principal amount: $20,000,000; Total repurchase value: $20,004,169

Other mutual funds managed by U.S. Global Investors, Inc.
participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                            December 31, 1999
--------------------------------------------------------------------------------

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "(+)"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 1999.

                                       SHARES OF AFFILIATED COMPANIES
                            ----------------------------------------------------
WORLD GOLD                                                          DECEMBER 31,
                            JUNE 30, 1999   ADDITIONS   REDUCTIONS      1999
                            -------------   ---------    ---------  ------------
AMT International
  Mining Corp.                 2,126,350         --      (150,000)     1,976,350
Ancash Resources (RS)            800,000         --          --          800,000
Anooraq Resources Corp.             --        150,000        --          150,000
Anooraq Resources Corp.,
  Units (RS)                        --        150,000        --          150,000
Augusta Resource Corp.           798,773      192,214        --          990,987
Dayton Mining Corp.           31,068,000         --          --       31,068,000
Gold Corp. of Africa (RS)        195,000         --          --          195,000
Moydow Mines
  International, Inc.            300,000       85,000    (100,000)       285,000
Moydow Mines Interna-
  tional, Inc., Units (RS)          --        200,000        --          200,000
Orezone Resources, Inc.          466,000      550,000        --        1,016,000
Orezone Resources, Inc.,
  Special Warrants (RS)          550,000         --      (550,000)          --
Ormonde Mining plc             3,607,143         --          --        3,607,143
Romarco Minerals, Inc.              --      1,500,000        --        1,500,000
Star Resources Corp.           1,976,400         --      (169,000)     1,807,400
Western Exploration &
  Development Ltd. (RS)          600,000         --          --          600,000

At December 31, 1999, the value of investments in affiliated companies was $5,943,178, representing 7.33% of net assets, and the total cost was $8,291,592. Net realized losses on transactions were $76,381 and there was no income earned for the period.

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.


 SECURITY                                           ACQUISITION        COST PER
   GLOBAL RESOURCES                                     DATE             SHARE
 ---------------------------------------         -----------------     --------
 COMMON STOCKS AND WARRANTS
   Osmium Holdings S.A                           10/22/96-01/29/98     $ 987.07
   Zimasco Consolidated Enterprises Ltd.         06/15/95              $   2.50

At December 31, 1999, the total cost of restricted securities was $202,655, and the total value was $77,160, representing 0.51% of net assets.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                            December 31, 1999
--------------------------------------------------------------------------------


SECURITY                                           ACQUISITION        COST PER
   GLOBAL RESOURCES                                     DATE            SHARE
 ---------------------------------------         -----------------    ---------
 COMMON STOCKS AND WARRANTS
   Chilean Gold Ltd.                                      01/17/97        $1.10
   Gold Corp. of Africa Ltd.                     08/14/97-11/14/97        $2.00
   Miranda Mining                                         03/25/96        $1.13
   Osmium Holdings S.A.                          10/22/96-01/29/98    $1,280.75
   Zimasco Consolidated Enterprises Ltd.                  06/15/95        $2.50

SPECIAL WARRANTS AND UNITS
    Ancash Resources                             09/30/96-05/02/97        $0.55
    Anooraq Resources                                     12/17/99        $0.58
    Moydow Mines International, Inc.                      11/16/99        $1.16
    Western Exploration & Development                     08/14/97        $0.50

At December 31, 1999, the total cost of restricted securities was $5,821,506, and the total value was $2,358,377, representing 2.91% of net assets.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                           U.S. TREASURY  U.S. GOVERNMENT
                                            SECURITIES       SECURITIES
                                             CASH FUND      SAVINGS FUND
                                           ------------     ------------
 Investments, at identified cost           $ 146,199,592    $ 783,027,714
                                           =============    =============
 ASSETS
 Investments, at value:
   Securities                              $  99,947,986    $ 783,027,714
   Repurchase agreements                      46,251,606             --
 Cash                                               --            417,902
 Receivables:
   Investments sold                           43,282,897       18,312,889
   Dividends                                        --               --
   Interest                                      181,265        8,311,429
   Capital shares sold                         4,312,548        2,105,735
   From manager                                     --               --
 Other assets                                    235,171           57,817
                                           -------------    -------------
 TOTAL ASSETS                                194,211,473      812,233,486
                                           =============    =============
 LIABILITIES
 Payables:
   Investments purchased                      46,251,606       26,997,211
   Capital shares redeemed                     1,343,400        3,830,927
   To manager and affiliates                      59,588           29,641
   Dividends and distributions                   529,195        3,699,370
   Accounts payable and accrued
     expenses                                     71,854          113,955
   Due to custodian                                 --               --
                                           -------------    -------------
 TOTAL LIABILITIES                            48,255,643       34,671,104
                                           -------------    -------------
 NET ASSETS                                $ 145,955,830    $ 777,562,382
                                           =============    =============
 NET ASSETS CONSIST OF:
 Paid-in capital                           $ 145,882,756    $ 778,469,668
 Undistributed net investment
   income (loss)                                  91,262          720,898
 Accumulated net realized gain (loss) on
   investments and foreign currencies            (18,188)      (1,628,184)
 Net unrealized appreciation
   (depreciation) of investments and
   other assets and liabilities
   denominated in foreign currencies                --               --
                                           -------------    -------------
 Net assets applicable to capital shares
   outstanding                             $ 145,955,830    $ 777,562,382
                                           =============    =============
   Capital shares outstanding, and un-
     limited number of no par shares
     authorized                              145,932,385      777,619,496
                                           =============    =============
 NET ASSET VALUE, PER SHARE                $        1.00    $        1.00
                                           =============    =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------

                                                                               EQUITY
                                          NEAR-TERM          TAX FREE          INCOME        ALL AMERICAN
                                        TAX FREE FUND          FUND             FUND         EQUITY FUND
                                          ----------        -----------      ----------      -----------
Investments, at identified cost           $6,840,203        $20,080,444      $7,703,749      $28,422,988
                                          ==========        ===========      ==========      ===========
ASSETS
Investments, at value:
  Securities                              $6,526,972        $18,487,699      $9,026,003      $51,599,482
  Repurchase agreements                      252,546            460,252         220,701          901,662
Cash                                              --                 --              --               --
Receivables:
  Investments sold                           314,800            604,160         381,013        1,436,505
  Dividends                                       --                 --          12,347           39,238
  Interest                                   114,286            274,792             299              397
  Capital shares sold                            100                382           9,496           30,364
  From manager                                17,200              9,628              --               --
Other assets                                   1,456              1,540           1,451            2,909
                                          ----------        -----------      ----------      -----------
TOTAL ASSETS                               7,227,360         19,838,453       9,651,310       54,010,557
                                          ----------        -----------      ----------      -----------
LIABILITIES
Payables:
  Investments purchased                      252,546            460,252         252,449        1,007,650
  Capital shares redeemed                         --             90,200           9,311           82,255
  To manager and affiliates                       --                 --           9,924           15,385
  Dividends and distributions                 25,995            148,699              --          794,221
  Accounts payable and accrued                16,670             17,234          20,248           21,804
    expenses                                  61,996             53,731              --               --
  Due to custodian                           357,207            770,116         291,932        1,921,315
                                          ----------        -----------      ----------      -----------
                                          $6,870,153        $19,068,337      $9,359,378      $52,089,242
NET ASSETS                                ==========        ===========      ==========      ===========

NET ASSETS CONSIST OF:
Paid-in capital                           $7,162,581        $20,400,014      $7,797,296      $28,370,350
Undistributed net investment
  income (loss)                                8,836             13,504         (37,438)           5,042
Accumulated net realized gain (loss) on
  investments and foreign currencies        (240,579)          (212,688)         54,668         (364,306)
Net unrealized appreciation
  (depreciation) of investments and
  other assets and liabilities
  denominated in foreign currencies          (60,685)        (1,132,493)      1,544,852       24,078,156
                                          ----------        -----------      ----------      -----------
Net assets applicable to capital shares
  outstanding                             $6,870,153        $19,068,337      $9,359,378      $52,089,242
                                          ==========        ===========      ==========      ===========
  Capital shares outstanding, and un-
    limited number of no par shares
    authorized                               665,896          1,706,208         722,028        1,130,907
                                          ==========        ===========      ==========      ===========
NET ASSET VALUE, PER SHARE                $    10.32        $     11.18      $    12.96      $     46.06
                                          ==========        ===========      ==========      ===========                83

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                  REAL ESTATE    CHINA REGION
                                                     FUND      OPPORTUNITY FUND
                                                  -----------    ------------
 Investments, at identified cost                  $ 5,895,439    $ 22,234,069
                                                  ===========    ============
 ASSETS
 Investments, at value:
     Securities                                   $ 4,779,354    $ 22,155,983
     Repurchase agreements                            569,202       1,091,894
 Cash                                                  47,444            --
 Receivables:
     Investments sold                                 523,392       1,208,213
     Dividends                                         37,194           2,415
     Interest                                             118             228
     Capital shares sold                                  379         108,048
 Other assets                                           2,252          11,311
                                                  -----------    ------------
 TOTAL ASSETS                                       5,959,335      24,578,092
                                                  -----------    ------------
 LIABILITIES
 Payables:
     Investments purchased                            629,128       1,297,568
     Capital shares redeemed                              890          53,364
     To manager and affiliates                          7,456          37,857
     Accounts payable and accrued expenses             26,875          67,431
     Due to custodian                                    --            16,844
                                                                 ------------
 TOTAL LIABILITIES                                    664,349       1,473,064
                                                  -----------    ------------
 NET ASSETS                                       $ 5,294,986    $ 23,105,028
                                                  ===========    ============
 NET ASSETS CONSIST OF:
 Paid-in capital                                  $ 7,468,597    $ 34,590,678
 Undistributed net investment income (loss)            52,051           9,771
 Accumulated net realized (loss) on investments
     and foreign currencies                        (1,679,224)    (12,509,251)
 Net unrealized appreciation (depreciation) of
     investments and other assets and
     liabilities denominated in foreign
     currencies                                      (546,438)      1,013,830
                                                  -----------    ------------
 Net assets applicable to capital shares
     outstanding                                  $ 5,294,986    $ 23,105,028
                                                  ===========    ============
     Capital shares outstanding, and unlimited
     number of no par shares authorized               643,765       3,863,058
                                                  ===========    ============
 NET ASSET VALUE, PER SHARE                       $      8.23    $       5.98
                                                  ===========    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------

                                                GLOBAL RESOURCES    WORLD GOLD      GOLD SHARES
                                                      FUND             FUND            FUND
                                                  ------------    -------------    -------------
 Investments, at identified cost                  $ 14,979,020    $  94,406,162    $  35,690,022
                                                  ============    =============    =============
 ASSETS
 Investments, at value:
     Securities                                   $ 15,194,251    $  77,659,437    $  33,451,007
     Repurchase agreements                             107,069             --               --
 Cash                                                     --               --             34,999
 Receivables:
     Investments sold                                  123,002        5,395,032        2,166,509
     Dividends                                           9,265            3,534             --
     Interest                                               21            1,200             --
     Capital shares sold                                 1,839          152,182           52,913
 Other assets                                            4,431           35,656           37,625
                                                  ------------    -------------    -------------
 TOTAL ASSETS                                       15,439,878       83,247,041       35,743,053
                                                  ------------    -------------    -------------
 LIABILITIES
 Payables:
     Investments purchased                             107,069          100,810             --
     Capital shares redeemed                            17,923        1,669,864        1,246,478
     To manager and affiliates                          28,574          115,489           83,961
     Accounts payable and accrued expenses              65,278           84,397          190,681
     Due to custodian                                     --            208,339             --
                                                                                   -------------
 TOTAL LIABILITIES                                     218,844        2,178,899        1,521,120
                                                  ------------    -------------    -------------
 NET ASSETS                                       $ 15,221,034    $  81,068,142    $  34,221,933
                                                  ============    =============    =============
 NET ASSETS CONSIST OF:
 Paid-in capital                                  $ 24,556,900    $ 147,010,454    $ 233,407,437
 Undistributed net investment income (loss)           (170,090)       2,934,007         (989,080)
 Accumulated net realized (loss) on investments
     and foreign currencies                         (9,488,080)     (52,138,434)    (195,961,114)
 Net unrealized appreciation (depreciation) of
     investments and other assets and
     liabilities denominated in foreign
     currencies                                        322,304      (16,737,885)      (2,235,310)
                                                  ------------    -------------    -------------
 Net assets applicable to capital shares
     outstanding                                  $ 15,221,034    $  81,068,142    $  34,221,933
                                                  ============    =============    =============
     Capital shares outstanding, and unlimited
     number of no par shares authorized              3,861,397        9,901,310        9,205,195
                                                  ============    =============    =============
 NET ASSET VALUE, PER SHARE                       $       3.94    $        8.19    $        3.72
                                                  ============    =============    =============

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                              U.S. TREASURY  U.S. GOVERNMENT
                                               SECURITIES      SECURITIES
                                                CASH FUND     SAVINGS FUND
                                               -----------    ------------
 NET INVESTMENT INCOME
 INCOME:
     Dividends                                 $      --      $       --
     Foreign taxes withheld on dividends              --              --
                                               -----------    ------------
         Net dividends                                --              --
     Interest and other                          3,685,636      21,645,421
                                               -----------    ------------
         TOTAL INCOME                            3,685,636      21,645,421
 EXPENSES:
     Management fee                                369,178       1,685,393
     Transfer agent fees and expenses              172,486         396,847
     Accounting service fees and expenses           20,584          51,126
     Legal and professional fees                    15,918          36,092
     Custodian fees                                 80,506          57,798
     Shareholder reporting                          57,744         113,560
     Registration fees                              28,537          26,275
     Trustee's fees and expenses                     7,869           7,653
     Interest Expense                                1,519             549
     Miscellaneous                                  33,903          39,379
                                               -----------    ------------
         Total expenses before reductions          788,244       2,414,672
     Short-term trading fee                           --              --
     Expenses offset                                (3,750)         (5,907)
     Expenses reimbursed                              --          (813,499)
                                               -----------    ------------
         NET EXPENSES                              784,494       1,595,266
 NET INVESTMENT INCOME (LOSS)                    2,901,142      20,050,155
                                               -----------    ------------
 NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
     Realized gain (loss) from:
         Securities                                   --             1,208
         Foreign currency transactions                --              --
                                               -----------    ------------
         NET REALIZED GAIN (LOSS)                     --             1,208
                                               -----------    ------------
     Net change in unrealized appreciation
       (depreciation) of:
         Investments                                  --              --
         Other assets and liabilities
           denominated in foreign currencies          --              --
                                               -----------    ------------
         NET UNREALIZED APPRECIATION
         (DEPRECIATION)                               --              --
                                               -----------    ------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                          --             1,208
                                               -----------    ------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $ 2,901,142    $ 20,051,363
                                               ===========    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                      For the Six Months Ended December 31, 1999
--------------------------------------------------------------------------------

                                               NEAR-TERM                    EQUITY
                                               TAX FREE       TAX FREE      INCOME      ALL AMERICAN
                                                 FUND           FUND         FUND       EQUITY FUND
                                               ---------    -----------    ---------    -----------
 NET INVESTMENT INCOME
 INCOME:
     Dividends                                 $    --      $      --      $  82,931    $   271,506
     Foreign taxes withheld on dividends            --             --           (363)          (393)
                                               ---------    -----------    ---------    -----------
         Net dividends                              --             --         82,568        271,113
     Interest and other                          177,466        603,944        9,283         85,235
                                               ---------    -----------    ---------    -----------
         TOTAL INCOME                            177,466        603,944       91,851        356,348
 EXPENSES:
     Management fee                               18,614         83,262       35,211        196,813
     Transfer agent fees and expenses              4,475         14,564       18,433         63,018
     Accounting service fees and expenses         20,579         20,579       20,581         20,587
     Legal and professional fees                  11,789         11,729       17,387         30,381
     Custodian fees                                6,781          7,306        8,291         11,426
     Shareholder reporting                         1,296          3,905        4,979         21,990
     Registration fees                             5,572          7,168        7,840          9,653
     Trustee's fees and expenses                   7,807          7,655        7,869          7,869
     Interest Expense                                  1              6         --                7
     Miscellaneous                                 3,414          3,866        3,452          6,373
                                               ---------    -----------    ---------    -----------
         Total expenses before reductions         80,328        160,040      124,043        368,117
     Short-term trading fee                         --             --           --               (7)
     Expenses offset                                (162)           (56)         (43)          (402)
     Expenses reimbursed                         (54,152)       (82,501)        --         (109,334)
                                               ---------    -----------    ---------    -----------
         NET EXPENSES                             26,014         77,483      124,000        258,374
                                               ---------    -----------    ---------    -----------
 NET INVESTMENT INCOME (LOSS)                    151,452        526,461      (32,149)        97,974
                                               ---------    -----------    ---------    -----------
 NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
     Realized gain (loss) from:
         Securities                              (40,068)      (213,321)     174,807       (152,512)
         Foreign currency transactions              --             --           (375)          (836)
                                               ---------    -----------    ---------    -----------
         NET REALIZED GAIN (LOSS)                (40,068)      (213,321)     174,432       (153,348)
                                               ---------    -----------    ---------    -----------
     Net change in unrealized appreciation
      (depreciation) of:
         Investments                             (61,500)      (878,974)     137,373      2,323,148
         Other assets and liabilities
           denominated in foreign currencies        --             --           --             --
                                               ---------    -----------    ---------    -----------
         NET UNREALIZED APPRECIATION
         (DEPRECIATION)                          (61,500)      (878,974)     137,373      2,323,148
                                               ---------    -----------    ---------    -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                    (101,568)    (1,092,295)     311,805      2,169,800
                                               ---------    -----------    ---------    -----------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $  49,884    $  (565,834)   $ 279,656    $ 2,267,774
                                               =========    ===========    =========    ===========

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                              CHINA REGION
                                               REAL ESTATE    OPPORTUNITY
                                                   FUND           FUND
                                               -----------    -----------
 NET INVESTMENT INCOME
 INCOME:
     Dividends                                 $   170,656    $   250,430
     Foreign taxes withheld on dividends            (2,745)          (307)
                                               -----------    -----------
         Net dividends                             167,911        250,123
     Interest and other                             16,630         60,391
                                               -----------    -----------
         TOTAL INCOME                              184,541        310,514
 EXPENSES:
     Management fee                                 22,616        143,190
     Transfer agent fees and expenses               21,919         75,956
     Accounting service fees and expenses           20,604         20,655
     Legal and professional fees                    18,517         47,662
     Custodian fees                                 10,146         29,676
     Shareholder reporting                           6,537         19,676
     Registration fees                               6,309          8,588
     Trustee's fees and expenses                     7,678          7,869
     Interest Expense                                   11             28
     Miscellaneous                                   5,028         10,331
                                               -----------    -----------
         Total expenses before reductions          119,365        363,631
     Short-term trading fee                            (11)           (28)
     Expenses offset                                  (112)           (34)
     Expenses reimbursed                              --             --
                                               -----------    -----------
         NET EXPENSES                              119,242        363,569
                                               -----------    -----------
 NET INVESTMENT INCOME (LOSS)                       65,299        (53,055)
                                               -----------    -----------
 NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
     Realized gain (loss) from:
         Securities                             (1,074,822)    (1,557,643)
         Foreign currency transactions              (2,200)            12
                                               -----------    -----------
         NET REALIZED GAIN (LOSS)               (1,077,022)    (1,557,631)
                                               -----------    -----------
     Net change in unrealized appreciation
       (depreciation) of:
         Investments                               180,734      2,553,068
         Other assets and liabilities
           denominated in foreign currencies           447             (4)
                                               -----------    -----------
         NET UNREALIZED APPRECIATION
         (DEPRECIATION)                            181,181      2,553,064
                                               -----------    -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                      (895,841)       995,433
                                               -----------    -----------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $  (830,542)   $   942,378
                                               ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                      For the Six Months Ended December 31, 1999
--------------------------------------------------------------------------------


                                         GLOBAL
                                       RESOURCES   WORLD GOLD     GOLD SHARES
                                         FUND         FUND           FUND
                                      -----------  -----------    -----------
NET INVESTMENT INCOME
INCOME:
    Dividends                         $   151,435  $   502,816    $   250,541
    Foreign taxes withheld
      on dividends                           (249)     (11,479)        (5,071)
                                      -----------  -----------    -----------
        Net dividends                     151,186      491,337        245,470
    Interest and other                      8,085       27,650         29,020
                                      -----------  -----------    -----------
        TOTAL INCOME                      159,271      518,987        274,490
EXPENSES:
    Management fee                         81,410      432,827        129,004
    Transfer agent fees and
      expenses                             89,704      287,237        456,717
    Accounting service fees and
       expenses                            20,637       32,991         28,515
    Legal and professional fees            50,541       78,752         53,796
    Custodian fees                         13,277       64,726         58,996
    Shareholder reporting                  28,327       81,480        157,845
    Registration fees                      20,937       22,914         29,604
    Trustee's fees and expenses             7,649        7,686          7,676
    Interest Expense                            4          514            266
    Miscellaneous                          10,551       60,602         77,450
                                      -----------  -----------    -----------
        Total expenses before
           reductions                     323,037    1,069,729        999,869
    Short-term trading fee                     (4)        (514)          (266)
    Expenses offset                          (547)        --             --
    Expenses reimbursed                      --           --             --
                                      -----------  -----------    -----------
        NET EXPENSES                      322,486    1,069,215        999,603
                                      -----------  -----------    -----------
NET INVESTMENT INCOME (LOSS)             (163,215)    (550,228)      (725,113)
                                      -----------  -----------    -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                        190,711    5,107,950      1,061,044
        Foreign currency
          transactions                     (2,008)    (118,112)       (13,320)
                                      -----------  -----------    -----------
        NET REALIZED GAIN (LOSS)          188,703    4,989,838      1,047,724
                                      -----------  -----------    -----------
    Net change in unrealized
      appreciation (depre-
      ciation) of:
        Investments                      (357,464)     165,926      2,062,375
        Other assets and liabili-
          ties denominated in
          foreign currencies                    2        9,350            (93)
                                      -----------  -----------    -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                   (357,462)     175,276      2,062,282
                                      -----------  -----------    -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                   (168,759)   5,165,114      3,110,006
                                      -----------  -----------    -----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS      $  (331,974) $ 4,614,886    $ 2,384,893
                                      ===========  ===========    ===========

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                U.S. TREASURY SECURITIES
                                                        CASH FUND
                                         -----------------------------------
                                          SIX MONTHS ENDED      YEAR ENDED
                                         DECEMBER 31, 1999    JUNE 30, 1999
                                         -----------------   ---------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
     Net investment income                $     2,901,142    $     6,781,837
     Net realized gain (loss)                        --              (10,657)
     Net unrealized (depreciation)                   --                 --
                                          ---------------    ---------------
         NET INCREASE IN NET ASSETS
         FROM INVESTMENT OPERATIONS             2,901,142          6,771,180
 DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                (2,904,053)        (6,734,351)
     From net capital gains                          --               (2,912)
     In excess of net capital gains                  --              (18,188)
                                          ---------------    ---------------
         TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS                          (2,904,053)        (6,755,451)
 FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                359,633,001      2,639,284,234
     Distributions reinvested                   2,753,867          6,038,434
                                          ---------------    ---------------
                                              362,386,868      2,645,322,668
     Cost of shares redeemed                 (372,195,546)    (2,638,992,364)
                                          ---------------    ---------------
         NET INCREASE (DECREASE)
         IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS                    (9,808,678)         6,330,304
 NET INCREASE (DECREASE) IN NET ASSETS         (9,811,589)         6,346,033
 NET ASSETS
 Beginning of period                          155,767,419        149,421,386
 END OF PERIOD                            $   145,955,830    $   155,767,419
                                          ---------------    ---------------
 Undistributed net investment income,
   end of period                          $        91,262    $        94,173
                                          ===============    ===============
 CAPITAL SHARE ACTIVITY
     Shares sold                              359,633,001      2,639,281,454
     Shares reinvested                          2,753,867          6,035,413
     Shares redeemed                         (372,195,556)    (2,638,992,374)
                                          ---------------    ---------------
         NET SHARE ACTIVITY                    (9,808,688)         6,324,493
                                          ===============    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              U.S. GOVERNMENT SECURITIES
                                                      SAVINGS FUND                        NEAR-TERM TAX FREE FUND
                                          ------------------------------------     ------------------------------------
                                          SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                          DECEMBER 31, 1999      JUNE 30, 1999     DECEMBER 31, 1999      JUNE 30, 1999
                                          -----------------      -------------     -----------------      -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income                   $  20,050,155        $  38,287,207        $   151,452          $   297,831
    Net realized gain (loss)                        1,208               21,754            (40,068)               9,766
    Net unrealized (depreciation)                      --                   --            (61,500)            (129,794)
                                            -------------        -------------        -----------          -----------
        NET INCREASE IN NET ASSETS
        FROM INVESTMENT OPERATIONS             20,051,363           38,308,961             49,884              177,803
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                (20,011,790)         (38,310,800)          (149,456)            (296,765)
    From net capital gains                             --                   --                 --                   --
    In excess of net capital gains                     --                   --                 --                   --
                                            -------------        -------------        -----------          -----------
        TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS                          (20,011,790)         (38,310,800)          (149,456)            (296,765)
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                 357,544,665          819,242,776          1,020,455            1,655,595
    Distributions reinvested                   18,940,745           34,977,709            134,234              244,701
                                            -------------        -------------        -----------          -----------
                                              376,485,410          854,220,485          1,154,689            1,900,296
    Cost of shares redeemed                  (389,110,362)        (825,588,463)        (1,595,931)          (2,431,826)
                                            -------------        -------------        -----------          -----------
        NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS                    (12,624,952)         28,632,022            (441,242)            (531,530)
NET INCREASE (DECREASE) IN NET ASSETS         (12,585,379)         28,630,183            (540,814)            (650,492)
NET ASSETS
Beginning of period                          790,147,761          761,517,578          7,410,967            8,061,459
END OF PERIOD                              $ 777,562,382        $ 790,147,761        $ 6,870,153          $ 7,410,967
Undistributed net investment income,
 end of period                             $     720,898        $     682,533        $     8,836          $     6,840
                                           =============        =============        ===========          ===========
CAPITAL SHARE ACTIVITY
    Shares sold                              357,544,665          819,245,215             97,845              154,848
    Shares reinvested                         18,940,745           34,977,710             12,882               22,872
    Shares redeemed                         (389,110,363)        (825,594,140)          (152,978)            (226,989)
                                           -------------        -------------        -----------          -----------
        NET SHARE ACTIVITY                   (12,624,953)          28,628,785            (42,251)             (49,269)
                                           =============        =============        ===========          ===========

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                     TAX FREE FUND
                                          ----------------------------------
                                          SIX MONTHS ENDED     YEAR ENDED
                                            DECEMBER 31,        JUNE 30,
                                               1999              1999
                                          ---------------    ---------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
     Net investment income (loss)         $       526,461    $     1,045,989
     Net realized gain (loss)                    (213,321)           180,137
     Net unrealized appreciation
       (depreciation)                            (878,974)        (1,008,256)
                                          ---------------    ---------------
       NET INCREASE (DECREASE) IN
       NET ASSETS FROM INVESTMENT
       OPERATIONS                                (565,834)           217,870
 DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                  (519,523)        (1,043,518)
     In excess of net investment income              --                 --
     From net capital gains                       (64,836)           (47,637)
                                          ---------------    ---------------
         TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS                            (584,359)        (1,091,155)
 FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                  1,792,736         12,183,581
     Distributions reinvested                     416,964            767,994
     Paid-in capital portion of
       short-term trading fee                        --                 --
                                          ---------------    ---------------
                                                2,209,700         12,951,575
     Cost of shares redeemed                   (6,032,951)        (9,436,152)
                                          ---------------    ---------------
       NET INCREASE (DECREASE)
       IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS                      (3,823,251)         3,515,423
 NET INCREASE (DECREASE) IN NET ASSETS         (4,973,444)         2,642,138
 NET ASSETS
 Beginning of period                           24,041,781         21,399,643
 END OF PERIOD                            $    19,068,337    $    24,041,781
 Undistributed net investment income,
   end of period                          $        13,504    $         6,566
                                          ===============    ===============
 CAPITAL SHARE ACTIVITY
     Shares sold                                  155,568            988,731
     Shares reinvested                             36,053             64,403
     Shares redeemed                             (523,355)          (768,823)
                                          ---------------    ---------------
         NET SHARE ACTIVITY                      (331,734)           284,311
                                          ===============    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 EQUITY INCOME FUND              ALL AMERICAN EQUITY FUND
                                          -------------------------------    --------------------------------
                                          SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,       JUNE 30,        DECEMBER 31,        JUNE 30,
                                               1999              1999             1999               1999
                                            -----------      ------------      ------------      ------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
     Net investment income (loss)           $   (32,149)     $    119,666      $     97,974      $    290,242
     Net realized gain (loss)                   174,432         1,488,145          (153,348)        1,005,069
     Net unrealized appreciation
       (depreciation)                           137,373          (978,966)        2,323,148         7,258,310
                                            -----------      ------------      ------------      ------------
         NET INCREASE (DECREASE) IN
         NET ASSETS FROM INVESTMENT
         OPERATIONS                             279,656           628,845         2,267,774         8,553,621
 DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                    --            (117,430)          (78,901)         (274,031)
     In excess of net investment income            --              (5,289)             --             (14,031)
     From net capital gains                  (1,302,284)       (1,026,461)         (793,897)       (1,212,356)
                                            -----------      ------------      ------------      ------------
         TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS                        (1,302,284)       (1,149,180)         (872,798)       (1,500,418)
 FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                  301,026         2,157,731         6,808,902        32,540,631
     Distributions reinvested                 1,251,547         1,090,457           104,027         1,391,632
     Paid-in capital portion of
       short-term trading fee                        40               615             1,583            10,142
                                            -----------      ------------      ------------      ------------
                                              1,552,613         3,248,803         6,914,512        33,942,405
     Cost of shares redeemed                 (1,103,677)       (3,932,219)       (9,422,431)      (22,464,397)
                                            -----------      ------------      ------------      ------------
         NET INCREASE (DECREASE)
         IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS                     448,936          (683,416)       (2,507,919)       11,478,008
 NET INCREASE (DECREASE) IN NET ASSETS         (573,692)       (1,203,751)       (1,112,943)       18,531,211
 NET ASSETS
 Beginning of period                          9,933,070        11,136,821        53,202,185        34,670,974
 END OF PERIOD                              $ 9,359,378      $  9,933,070      $ 52,089,242      $ 53,202,185
                                            -----------      ------------      ------------      ------------
 Undistributed net investment income,
   end of period                            $   (37,438)     $     (5,289)     $      5,042      $    (14,031)
                                            ===========      ============      ============      ============
 CAPITAL SHARE ACTIVITY
     Shares sold                                 21,591           147,478           156,054           820,839
     Shares reinvested                           98,961            78,865             2,444            35,559
     Shares redeemed                            (79,320)         (272,413)         (215,643)         (561,919)
                                            -----------      ------------      ------------      ------------
         NET SHARE ACTIVITY                      41,232           (46,070)          (57,145)          294,479
                                            ===========      ============      ============      ============

                                                                              93

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                  REAL ESTATE FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED       YEAR ENDED
                                         DECEMBER 31, 1999     JUNE 30, 1999
                                         -----------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)          $        65,299    $       122,234
    Net realized gain (loss)                   (1,077,022)          (600,208)
    Net unrealized appreciation
      (depreciation)                              181,181           (528,000)
                                          ---------------    ---------------
        NET INCREASE (DECREASE) IN
        NET ASSETS FROM INVESTMENT
        OPERATIONS                               (830,542)        (1,005,974)
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                       --             (111,679)
    In excess of net investment income               --              (15,242)
    From net capital gains                           --           (1,474,435)
    In excess of net capital gains                   --             (600,208)
                                          ---------------    ---------------
        TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS                                 --           (2,201,564)
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                     443,606          2,473,754
    Distributions reinvested                      122,969          2,019,625
    Paid-in capital portion of
       short-term trading fee                         162                377
                                          ---------------    ---------------
                                                  566,737          4,493,756
    Cost of shares redeemed                    (1,511,279)        (5,584,443)
                                          ---------------    ---------------
        NET INCREASE (DECREASE)
        IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS                       (944,542)        (1,090,687)
NET INCREASE (DECREASE) IN NET ASSETS          (1,775,084)        (4,298,225)
NET ASSETS
Beginning of period                             7,070,070         11,368,295
END OF PERIOD                             $     5,294,986    $     7,070,070

Undistributed net investment income,
  end of period                           $        52,051    $       (13,248)
                                          ===============    ===============

CAPITAL SHARE ACTIVITY
    Shares sold                                    51,778            237,613
    Shares reinvested                              13,180            218,102
    Shares redeemed                              (179,047)          (528,888)
                                          ---------------    ---------------
        NET SHARE ACTIVITY                       (114,089)           (73,173)
                                          ===============    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  CHINA REGION
                                                OPPORTUNITY FUND           GLOBAL RESOURCES FUND
                                        -----------------------------   ----------------------------
                                        SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED
                                          DECEMBER 31,     JUNE 30,       DECEMBER 31,      JUNE 30,
                                             1999            1999            1999             1999
                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)         $    (53,055)   $   (189,176)   $   (163,215)   $   (291,122)
    Net realized gain (loss)               (1,557,631)     (5,972,951)        188,703      (5,093,996)
    Net unrealized appreciation
      (depreciation)                        2,553,064      12,406,604        (357,462)      4,445,370
                                         ------------    ------------    ------------    ------------
        NET INCREASE (DECREASE) IN
        NET ASSETS FROM INVESTMENT
        OPERATIONS                            942,378       6,244,477        (331,974)       (939,748)
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                   --              --              --              --
    In excess of net investment income           --          (121,787)           --              --
    From net capital gains                       --              --              --              --
    In excess of net capital gains               --              --              --          (944,679)
                                         ------------    ------------    ------------    ------------
        TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS                             --          (121,787)           --          (944,679)
                                         ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold               9,260,916      22,272,330       1,887,085       8,066,887
    Distributions reinvested                     --           117,943            --           883,249
    Paid-in capital portion of
      short-term trading fee                  126,412         138,153           1,968          12,487
                                         ------------    ------------    ------------    ------------
                                            9,387,328      22,528,426       1,889,053       8,962,623
    Cost of shares redeemed               (16,380,891)    (18,954,748)     (3,299,796)     (9,072,387)
                                         ------------    ------------    ------------    ------------
        NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS                 (6,993,563)      3,573,678      (1,410,743)       (109,764)
NET INCREASE (DECREASE) IN NET ASSETS      (6,051,185)      9,696,368      (1,742,717)     (1,994,191)
NET ASSETS
Beginning of period                        29,156,213      19,459,845      16,963,751      18,957,942
END OF PERIOD                            $ 23,105,028    $ 29,156,213    $ 15,221,034    $ 16,963,751
                                         ------------    ------------    ------------    ------------
Undistributed net investment income,
  end of period                          $      9,771    $     62,826    $   (170,090)   $     (6,875)
                                         ============    ============    ============    ============
CAPITAL SHARE ACTIVITY
    Shares sold                             1,737,435       5,390,405         479,918       2,135,644
    Shares reinvested                            --            30,715            --           257,507
    Shares redeemed                        (3,098,943)     (4,950,301)       (845,827)     (2,406,976)
                                         ------------    ------------    ------------    ------------
        NET SHARE ACTIVITY                 (1,361,508)        470,819        (365,909)        (13,825)
                                         ============    ============    ============    ============


--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                   WORLD GOLD FUND
                                         -----------------------------------
                                          SIX MONTHS ENDED      YEAR ENDED
                                         DECEMBER 31, 1999    JUNE 30, 1999
                                         ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)          $      (550,228)   $       298,687
    Net realized gain (loss)                    4,989,838        (26,240,091)
    Net unrealized appreciation                   175,276          6,443,572
                                          ---------------    ---------------
      NET INCREASE (DECREASE) IN
      NET ASSETS FROM INVESTMENT
      OPERATIONS                                4,614,886        (19,497,832)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                       --             (130,356)
    In excess of net investment income               --               (8,874)
    From net capital gains                           --                 --
                                          ---------------    ---------------
        TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS                                 --             (139,230)
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                 127,910,565      1,350,820,121
    Distributions reinvested                         --              131,031
    Paid-in capital portion of
      short-term trading fee                      315,588          3,235,444
                                          ---------------    ---------------
                                              128,226,153      1,354,186,596
    Cost of shares redeemed                  (147,829,768)    (1,388,251,977)
                                          ---------------    ---------------
      NET DECREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS              (19,603,615)       (34,065,381)

NET DECREASE IN NET ASSETS                    (14,988,729)       (53,702,443)
NET ASSETS
Beginning of period                            96,056,871        149,759,314
END OF PERIOD                             $    81,068,142    $    96,056,871
                                          ---------------    ---------------
Undistributed net investment income,
  end of period                           $     2,934,007    $     3,484,235
                                          ===============    ===============
CAPITAL SHARE ACTIVITY
    Shares sold                                15,537,463        147,284,153
    Shares reinvested                                --               13,969
    Shares redeemed                           (17,966,082)      (150,152,337)
                                          ---------------    ---------------
        NET SHARE ACTIVITY                     (2,428,619)        (2,854,215)
                                          ===============    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                    GOLD SHARES FUND
                                         ------------------------------------
                                         SIX MONTHS ENDED       YEAR ENDED
                                         DECEMBER 31, 1999     JUNE 30, 1999
                                         -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)          $      (725,113)   $    (1,203,899)
    Net realized gain (loss)                    1,047,724        (10,568,253)
    Net unrealized appreciation                 2,062,282         10,563,743
                                          ---------------    ---------------
      NET INCREASE (DECREASE) IN
      NET ASSETS FROM INVESTMENT
      OPERATIONS                                2,384,893         (1,208,409)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                       --                 --
    In excess of net investment income               --                 --
    From net capital gains                           --                 --
                                          ---------------    ---------------
        TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS                                 --                 --
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  61,977,500        914,373,012
    Distributions reinvested                         --                 --
    Paid-in capital portion of
      short-term trading fee                      148,187          2,027,603
                                          ---------------    ---------------
                                               62,125,687        916,400,615
    Cost of shares redeemed                   (68,574,293)      (923,157,109)
                                          ---------------    ---------------
      NET DECREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS          (6,448,606)        (6,756,494)
NET DECREASE IN NET ASSETS                     (4,063,713)        (7,964,903)
NET ASSETS
Beginning of period                            38,285,646         46,250,549
END OF PERIOD                             $    34,221,933    $    38,285,646
Undistributed net investment income,
  end of period                           $      (989,080)   $      (263,967)
                                          ===============    ===============
CAPITAL SHARE ACTIVITY
    Shares sold                                16,858,879        241,479,468
    Shares reinvested                                --                 --
    Shares redeemed                           (18,837,584)      (242,511,961)
                                          ---------------    ---------------
        NET SHARE ACTIVITY                     (1,978,705)        (1,032,493)
                                          ===============    ===============

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                December 31, 1999
--------------------------------------------------------------------------------


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of eleven separate funds (funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, Equity Income, All American Equity, Real Estate, China Region Opportunity, Global Resources, World Gold and Gold Shares. The Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A. SECURITY VALUATIONS

 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase may be, and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are, valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES

 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                    December 31, 1999
--------------------------------------------------------------------------------


 the information becomes available to the funds. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on the same basis as used for federal tax reporting.

 The funds may purchase securities on a when-issued or delayed- delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 Each fund may temporarily loan securities up to 10% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are securities lending income. The loans are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the types of securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. In the event of default or bankruptcy by the borrower, retention of the collateral may be subject to legal proceedings.

 The market value of securities on loan and the related collateral at December 31, 1999 was:

           FUND                 MARKET VALUE (IN 000S)      COLLATERAL (IN 000S)
  ------------------------      ---------------------       -------------------
  All American Equity Fund             $  248                     $  255
  Gold Shares Fund                      1,028                      1,040


 D. REPURCHASE AGREEMENTS

 The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS

 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or

--------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                    December 31, 1999
--------------------------------------------------------------------


 the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.


                            ALL AMERICAN EQUITY FUND        GLOBAL RESOURCES FUND            WORLD GOLD FUND
                           --------------------------    --------------------------    --------------------------
                           NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                           CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)
                           ---------   --------------    ---------   --------------    ---------   --------------
  Options outstanding at
    June 30, 1999              (20)      $   (4,940)        --          $     --        14,476       $ 6,211,104
  Options written               --               --         --                --            --                --
  Options purchased            410          508,730         85           100,355            --                --
  Options terminated in
    closing purchase
    transactions                --               --         --                --            --                --
  Options sold                 (30)         (57,045)        --                --        (3,600)       (1,384,463)
  Close of written
    options                     20            4,940         --                --            --                --
  Options expired               --               --         --                --            --                --
                            ------       ----------         --          --------        ------       -----------
  Options outstanding at
    December 31, 1999          380       $  451,685         85          $100,355        10,876       $ 4,826,641
                            ======       ==========         ==          ========        ======       ===========

                                GOLD SHARES FUND
                           ---------------------------
                           NUMBER OF      PREMIUMS
                           CONTRACTS   PAID/(RECEIVED)
                           ---------   --------------
  Options outstanding at
    June 30, 1999            6,670       $2,851,485
  Options written               --               --
  Options purchased             --               --
  Options terminated in
    closing purchase
    transactions                --               --
  Options sold              (1,600)        (604,587)
  Close of written
    options                     --               --
  Options expired               --               --
                            ------       ----------
  Options outstanding at
    December 31, 1999        5,070       $2,246,898
                            ======       ==========

 F. FOREIGN CURRENCY TRANSACTIONS

 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FEDERAL INCOME TAXES

 The funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                December 31, 1999
--------------------------------------------------------------------------------

 H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The funds make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity and Equity Income pay quarterly dividends. Real Estate pays semi-annual dividends. Dividends and distributions payable at period end were processed for reinvestment on the following business day.

 I. EXPENSES

 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the funds are applied as a reduction of expenses to the extent of such related costs; any excess is treated as paid-in capital. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 J. USE OF ESTIMATES IN  FINANCIAL  STATEMENT  PREPARATION

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2001, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                 December 31, 1999
--------------------------------------------------------------------------------

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                                ANNUAL PERCENTAGE OF
                FUND                          AVERAGE DAILY NET ASSETS
  ---------------------------------       ------------------------------
  Gold Shares, All American Equity,       .75% of the first $250,000,000
  Equity Income, Tax Free and Real        and .50% of the excess
  Estate


  U.S. Treasury Securities Cash and       .50% of the first $250,000,000
  U.S. Government Securities              and .375% of the excess
  Savings

  World Gold and Global Resources         1.00% of the first $250,000,000
                                          and .50% of the excess

  Near-Term Tax Free                      .50%

  China Region Opportunity                1.25%


 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended December 31, 1999, were voluntarily limited as follows: All American Equity at 1.00%, Tax Free and Near-Term Tax Free at .70% and U.S. Government Securities Savings at .40%.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Effective November 1, 1997, the funds engaged Brown Brothers Harriman & Co. as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds. Additionally, the Adviser was reimbursed at cost for in-house legal and internal administration services pertaining to each fund during the six months ended December 31, 1999, in the amounts of $116,483 and $18,360, respectively.

 During the six months ended December 31, 1999, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $209,607 for mailing services provided to the funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Please refer to the Statement of Operations for Trustees' fees and expenses. Frank E. Holmes receives no compensation from the funds for serving on the Board.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                    December 31, 1999
--------------------------------------------------------------------------------


NOTE 3: INVESTMENT ACTIVITY

 Purchases and sales of long-term securities for the six months ended December 31, 1999, are summarized as follows:



              FUND                                 PURCHASES           SALES
  ------------------------------------------------------------------------------

  U.S. Treasury Securities Cash                 $  104,357,125    $  105,000,000
  U.S. Government Securities                     3,358,718,113     3,275,576,034
  Near-Term Tax Free                                   842,384         1,321,579
  Tax Free                                           1,434,089         5,331,300
  Equity Income                                        699,235         1,784,162
  All American Equity                                5,912,548         6,950,242
  Real Estate                                        2,477,100         3,469,980
  China Region Opportunity                           4,786,244         6,264,958
  Global Resources                                   5,247,182         6,902,555
  World Gold                                        40,527,964        46,525,180
  Gold Shares                                       14,703,747        14,259,193


 Investments in foreign issuers as a percent of total investments at December 31, 1999 were: 23.12% of Real Estate, 93.19% of China Region Opportunity, 21.66% of Global Resources, 73.79% of World Gold and 75.48% of Gold Shares.

 The following table presents the income tax basis of the securities owned at December 31, 1999, and the tax basis components of net unrealized appreciation or depreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                  AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
              FUND                   COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash  $146,199,592  $        --    $         --    $         --
  U.S. Government Securities
   Savings                        783,027,714           --              --              --
  Near-Term Tax Free                6,840,203       14,679         (75,364)        (60,685)
  Tax Free                         20,080,444      140,078      (1,272,571)     (1,132,493)
  Equity Income                     7,703,749    2,035,175        (492,220)      1,542,955
  All American Equity              28,422,988   25,174,470      (1,096,314)     24,078,156
  Real Estate                       5,895,439       74,716        (621,599)       (546,883)
  China Region Opportunity         22,234,069    6,200,132      (5,186,324)      1,013,808
  Global Resources                 14,979,020    1,277,016        (954,716)        322,300
  World Gold                       94,406,162    9,844,021     (26,590,746)    (16,746,725)
  Gold Shares                      35,690,022    3,028,428      (5,267,443)     (2,239,015)


--------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                    December 31, 1999
--------------------------------------------------------------------

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carryforwards and related expiration dates for each fund, as of December 31, 1999, are as follows:

                                                  LOSS              EXPIRATION
               FUND                           CARRYFORWARDS            DATE
  ----------------------------------          ------------          -----------
  U.S. Treasury Securities Cash               $      7,531                 2007
  U.S. Government Securities Savings             1,629,392          2003 - 2005
  Near-Term Tax Free                               200,511          2002 - 2003
  Real Estate                                      360,575                 2007
  China Region Opportunity                       6,602,805          2004 - 2007
  Global Resources                               6,668,259                 2007
  World Gold                                    42,669,885          2000 - 2007
  Gold Shares                                  193,554,980          2000 - 2007




                               POST OCTOBER 31, 1998     POST OCTOBER 31, 1998
             FUND                 CAPITAL LOSSES         CURRENCY LOSS DEFERRAL
  ------------------------     ---------------------     ----------------------
  U.S. Treasury Securities
   Cash                             $    10,657                 $     --
  Real Estate                           241,627                       --
  China Region Opportunity            4,144,732                      233
  Global Resources                    2,907,762                    6,875
  World Gold                         12,564,904                  122,651
  Gold Shares                         2,787,360                  185,685


  The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 1999.

NOTE 4: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting the area.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                 December 31, 1999
--------------------------------------------------------------------------------

NOTE 5: REVOLVING CREDIT FACILITY

 U.S. Global Investors Funds, along with other funds under common management, currently participate in an $85 million revolving credit facility (Facility) dated March 1, 1999. The Facility is intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds. An annual fee of $75,000, and quarterly commitment fees totaling $127,000, are paid within each annual period. Borrowings under these notes will be charged interest at the current overnight Federal Funds Rate plus 2.00%. There were no borrowings under the outstanding Facility as of December 31, 1999.

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At December 31, 1999, individual shareholders holding more than 5% of outstanding shares comprised 15.55% of the Near-Term Tax Free Fund.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                         --------   --------   --------   --------   --------   --------
Investment Activities
  Net investment income                       .02        .04        .04        .04        .04        .04
  Net realized and unrealized gain             --         --         --         --         --         --
                                         --------   --------   --------   --------   --------   --------
  Total from investment activities            .02        .04        .04        .04        .04        .04
                                         --------   --------   --------   --------   --------   --------
Distributions
  From net investment income                 (.02)      (.04)      (.04)      (.04)      (.04)      (.04)
  From net realized gains                      --         --         --         --         --         --
                                         --------   --------   --------   --------   --------   --------
  Total distributions                        (.02)      (.04)      (.04)      (.04)      (.04)      (.04)
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                         --------   --------   --------   --------   --------   --------
TOTAL RETURN
(excluding account fees) (a)                2.03%      3.92%      4.55%      4.35%      4.54%      4.43%
Ratios to Average Net Assets (b):
  Net investment income                      3.93%      3.87%      4.37%      4.22%      4.42%      4.32%
  Total expenses                             1.07%      1.01%       .96%      1.04%      1.03%       .97%
  Expenses reimbursed or offset              (.01)%       --         --         --         --         --
  Net expenses                               1.06%      1.01%       .96%      1.04%      1.03%       .97%
Net assets, end of period (in
  thousands)                             $145,956   $155,767   $149,421   $231,882   $188,844   $190,373

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
Investment Activities
  Net investment income                       .03        .05        .05        .05        .05        .05
  Net realized and unrealized gain
    (loss)                                     --         --         --         --         --       (.01)
                                         --------   --------   --------   --------   --------   --------
  Total from investment activities            .03        .05        .05        .05        .05        .04
                                         --------   --------   --------   --------   --------   --------
Distributions
  From net investment income                 (.03)      (.05)      (.05)      (.05)      (.05)      (.05)
  From net realized gains                      --         --         --         --         --         --
                                         --------   --------   --------   --------   --------   --------
  Total distributions                        (.03)      (.05)      (.05)      (.05)      (.05)      (.05)
Capital contribution by manager                --         --         --         --         --        .01
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------
TOTAL RETURN
(excluding account fees) (a)                2.53%      4.90%      5.38%      5.27%      5.34%      5.09%(c)
Ratios to Average Net Assets (b):
  Net investment income                      4.93%      4.78%      5.25%      5.13%      5.28%      5.03%
  Total expenses                              .59%       .61%       .67%       .70%       .71%       .68%
  Expenses reimbursed or offset              (.20)%     (.30)%     (.36)%     (.41)%     (.45)%     (.45)%
  Net expenses                                .39%       .31%       .31%       .29%       .26%       .23%
Net assets, end of period (in
  thousands)                             $777,562   $790,148   $761,518   $691,769   $588,409   $529,372

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

(c) Total return includes the effect of a voluntary capital contribution by the Adviser; otherwise the return would have been 4.19%.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.47     $10.64     $10.49     $10.38     $10.47     $10.39
Investment Activities
  Net investment income                      0.22        .42        .43        .48        .47        .45
  Net realized and unrealized gain
    (loss)                                   (.15)      (.17)       .19        .12       (.09)       .06
                                           ------     ------     ------     ------     ------     ------
  Total from investment activities            .07        .25        .62        .60        .38        .51
                                           ------     ------     ------     ------     ------     ------
Distributions
  From net investment income                 (.22)      (.42)      (.47)      (.49)      (.47)      (.43)
  From net realized gains                      --         --         --         --         --         --
                                           ------     ------     ------     ------     ------     ------
  Total distributions                        (.22)      (.42)      (.47)      (.49)      (.47)      (.43)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $10.32     $10.47     $10.64     $10.49     $10.38     $10.47
--------------------------------------------------------------------------------------------------------
TOTAL RETURN
(excluding account fees) (a)                0.62%      2.35%      6.02%      5.85%      3.68%      5.02%
Ratios to Average Net Assets (b):
  Net investment income                      4.09%      3.93%      4.12%      4.67%      4.41%      4.25%
  Total expenses                             2.16%      2.25%      1.83%      1.92%      1.75%      1.62%
  Expenses reimbursed or offset             (1.46)%    (1.55)%    (1.13)%    (1.52)%    (1.23)%    (1.42)%
  Net expenses                                .70%       .70%       .70%       .40%       .52%       .20%
Portfolio turnover rate                        12%        38%        39%       103%        83%        53%
Net assets, end of period (in
  thousands)                               $6,870     $7,411     $8,061     $7,360     $6,545     $7,128

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD       $11.80     $12.20     $11.89     $11.58     $11.55     $11.40
--------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                       .29        .55        .57        .59        .59        .64
  Net realized and unrealized gain
    (loss)                                   (.59)      (.37)       .33        .31        .01        .18
                                          -------    -------    -------    -------    -------    -------
  Total from investment activities           (.30)       .18        .90        .90        .60        .82
                                          -------    -------    -------    -------    -------    -------
Distributions

  From net investment income                 (.28)      (.55)      (.59)      (.59)      (.57)      (.64)
  In excess of net investment income           --         --         --         --         --       (.03)
  From net realized gains                    (.04)      (.03)        --         --         --         --
                                          -------    -------    -------    -------    -------    -------
  Total distributions                        (.32)      (.58)      (.59)      (.59)      (.57)      (.67)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $11.18     $11.80     $12.20     $11.89     $11.58     $11.55
--------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)               (2.59)%     1.39%      7.71%      7.93%      5.25%      7.51%
Ratios to Average Net Assets (b):
  Net investment income                      4.74%      4.54%      4.77%      5.00%      5.06%      5.62%
  Total expenses                             1.44%      1.45%      1.45%      1.46%      1.44%      1.49%
  Expenses reimbursed or offset              (.74)%     (.75)%     (.75)%    (1.06)%    (1.08)%    (1.27)%
  Net expenses                                .70%       .70%       .70%       .40%       .36%       .22%
Portfolio turnover rate                         7%        42%        49%        87%        69%        22%

Net assets, end of period (in
  thousands)                              $19,068    $24,042    $21,400    $18,327    $19,949    $18,613

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY INCOME FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD       $14.59     $15.32     $14.49     $14.94     $13.35     $12.57
--------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                      (.04)       .17        .23        .31        .35        .35
  Net realized and unrealized gain            .47        .72       2.84       1.77       1.84        .79
                                           ------     ------    -------     ------     ------    -------
  Total from investment activities            .43        .89       3.07       2.08       2.19       1.14
                                           ------     ------    -------     ------     ------    -------
Distributions

  From net investment income                   --       (.17)      (.28)      (.27)      (.35)      (.34)
  From net realized gains                   (2.06)     (1.45)     (1.96)     (2.26)      (.25)      (.02)
                                           ------     ------    -------     ------     ------    -------
  Total distributions                       (2.06)     (1.62)     (2.24)     (2.53)      (.60)      (.36)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $12.96     $14.59     $15.32     $14.49     $14.94     $13.35
--------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                3.30%      6.50%     23.92%     15.58%     16.60%      9.31%
Ratios to Average Net Assets (b):
  Net investment income                      (.69)%     1.15%      1.54%      2.18%      2.45%      2.59%
  Total expenses                             2.64%      2.56%      2.14%      2.20%      2.10%      2.01%
  Expenses reimbursed or offset                --         --         --       (.01)%     (.02)%     (.03)%
  Net expenses                               2.64%      2.56%      2.14%      2.19%      2.08%      1.98%
Portfolio turnover rate                         8%       101%        29%        88%        51%         7%

Net assets, end of period (in
  thousands)                               $9,359     $9,933    $11,137     $9,615     $9,698    $10,230

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD       $44.78     $38.80     $31.34     $24.55     $20.08     $19.52
--------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                       .08        .26        .38        .38        .41        .44
  Net realized and unrealized gain           1.97       7.10       8.06       7.64       4.44       2.68
                                          -------    -------    -------    -------    -------    -------
  Total from investment activities           2.05       7.36       8.44       8.02       4.85       3.12
                                          -------    -------    -------    -------    -------    -------
Distributions

  From net investment income                 (.07)      (.25)      (.37)      (.43)      (.38)      (.39)
  In excess of net investment income           --       (.01)      (.03)        --         --         --
  From net realized gains                    (.70)     (1.12)      (.58)      (.80)        --         --
  In excess of net realized gains              --         --         --         --         --      (2.17)
                                          -------    -------    -------    -------    -------    -------
  Total distributions                        (.77)     (1.38)      (.98)     (1.23)      (.38)     (2.56)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $46.06     $44.78     $38.80     $31.34     $24.55     $20.08
--------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                4.59%     19.49%     27.31%     33.68%     24.31%     17.98%
Ratios to Average Net Assets (b):
  Net investment income                       .37%       .66%      1.03%      1.51%      1.84%      2.33%
  Total expenses                             1.42%      1.56%      1.61%      1.81%      1.90%      2.17%
  Expenses reimbursed or offset              (.42)%     (.56)%     (.64)%    (1.14)%    (1.22)%    (1.47)%
  Net expenses                               1.00%      1.00%       .97%       .67%       .68%       .70%
Portfolio turnover rate                        12%        25%        24%         7%        16%        97%

Net assets, end of period (in
  thousands)                              $52,089    $53,202    $34,671    $25,478    $15,220    $11,931

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

REAL ESTATE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $9.33     $13.68     $14.22      $10.97      $9.80      $9.86
---------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                       .10        .16        .27         .40        .42        .23
  Net realized and unrealized gain
    (loss)                                  (1.20)     (1.39)       .03        3.15       1.27       (.13)
                                           ------     ------    -------     -------     ------     ------
  Total from investment activities          (1.10)     (1.23)       .30        3.55       1.69        .10
                                           ------     ------    -------     -------     ------     ------
Distributions

  From net investment income                   --       (.15)      (.39)       (.30)      (.39)      (.16)
  In excess of net investment income           --       (.02)        --          --         --         --
  From net realized gains                      --      (2.10)      (.45)         --         --         --
  In excess of net realized gains              --       (.85)        --          --         --         --
  Tax return of capital                        --         --         --          --       (.13)        --
                                           ------     ------    -------     -------     ------     ------
  Total distributions                          --      (3.12)      (.84)       (.30)      (.52)      (.16)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $8.23      $9.33     $13.68      $14.22     $10.97      $9.80
---------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)              (11.79)%    (8.44)%     1.39%      32.44%     17.34%      1.09%
Ratios to Average Net Assets (b):
  Net investment income                      2.17%      1.40%      2.05%       3.19%      3.63%      2.22%
  Total expenses                             3.95%      3.21%      2.01%       1.82%      2.27%      1.95%
  Expenses reimbursed or offset                --       (.01)%     (.04)%      (.02)%     (.01)%     (.03)%
  Net expenses                               3.95%      3.20%      1.97%       1.80%      2.26%      1.92%
Portfolio turnover rate                        46%        54%        95%        118%       108%        48%

Net assets, end of period (in
  thousands)                               $5,295     $7,070    $11,368     $13,897     $8,220     $9,169

(*) Effective May 1, 1998, the fund changed to a new sub-adviser, Goodman & Co.

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $5.58      $4.09      $8.60      $6.43      $6.67      $7.75
--------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)               (.01)      (.03)       .03        .05        .08        .10
  Net realized and unrealized gain
    (loss)                                    .41       1.55      (4.49)      2.15       (.22)     (1.09)
                                          -------    -------    -------    -------    -------    -------
  Total from investment activities            .40       1.52      (4.46)      2.20       (.14)      (.99)
                                          -------    -------    -------    -------    -------    -------
Distributions
  From net investment income                   --         --       (.05)      (.03)      (.08)      (.09)
  In excess of net investment income           --       (.03)        --         --       (.02)        --
  From net realized gains                      --         --         --         --         --         --
                                          -------    -------    -------    -------    -------    -------
  Total distributions                          --       (.03)      (.05)      (.03)      (.10)      (.09)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $5.98      $5.58      $4.09      $8.60      $6.43      $6.67
--------------------------------------------------------------------------------------------------------
TOTAL RETURN
(excluding account fees) (a)                7.17%     37.50%    (52.06)%    34.38%     (2.07)%   (12.79)%
Ratios to Average Net Assets (b):
  Net investment income (loss)               (.46)%    (1.18)%      .39%       .87%      1.24%      1.53%
  Total expenses                             3.18%      4.41%      2.60%      2.54%      2.60%      2.51%
  Expenses reimbursed or offset                --         --         --       (.32)%     (.45)%     (.56)%
  Net expenses                               3.18%      4.41%      2.60%      2.22%      2.15%      1.95%
Portfolio turnover rate                        23%        13%        17%        24%        37%        54%
Net assets, end of period (in
  thousands)                              $23,105    $29,156    $19,460    $42,099    $20,967    $19,022

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $4.01      $4.47      $7.33      $6.98      $5.76      $5.74
--------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income (loss)               (.04)      (.07)      (.01)      (.05)      (.01)      (.03)
  Net realized and unrealized gain
    (loss)                                   (.03)      (.15)     (1.95)      1.34       1.31        .36
                                          -------    -------    -------    -------    -------    -------
  Total from investment activities           (.07)      (.22)     (1.96)      1.29       1.30        .33
                                          -------    -------    -------    -------    -------    -------
Distributions

  From net investment income                   --         --         --       (.04)        --         --
  In excess of net investment income           --         --         --         --       (.01)        --
  From net realized gains                      --         --       (.04)      (.90)      (.07)        --
  In excess of net realized gains              --       (.24)      (.86)        --         --       (.31)
                                          -------    -------    -------    -------    -------    -------
  Total distributions                          --       (.24)      (.90)      (.94)      (.08)      (.31)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $3.94      $4.01      $4.47      $7.33      $6.98      $5.76
--------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                (1.75)%    (4.12)%   (29.79)%    18.96%     22.80%      5.94%
Ratios to Average Net Assets (b):
  Net investment income (loss)              (2.01)%    (1.83)%    (1.51)%     (.76)%     (.13)%     (.60)%
  Total expenses                             3.97%      4.34%      2.42%      2.34%      2.58%      2.51%
  Expenses reimbursed or offset              (.01)%       --       (.04)%     (.04)%     (.01)%     (.02)%
  Net expenses                               3.96%      4.34%      2.38%      2.30%      2.57%      2.49%
Portfolio turnover rate                        34%       153%       192%        52%       117%        50%

Net assets, end of period (in
  thousands)                              $15,221    $16,964    $18,958    $29,983    $24,534    $21,452

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

WORLD GOLD FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $7.79      $9.86     $15.95     $21.12     $15.81     $15.63
--------------------------------------------------------------------------------------------------------
Investment Activities

  Net investment income (loss)                .01        .02       (.05)      (.12)      (.08)      (.12)
  Net realized and unrealized gain
    (loss)                                    .39      (2.08)     (5.90)     (3.94)      5.39        .33
                                          -------    -------   --------   --------   --------   --------
  Total from investment activities            .40      (2.06)     (5.95)     (4.06)      5.31        .21
                                          -------    -------   --------   --------   --------   --------
Distributions

  From net investment income                   --       (.01)        --      (1.11)        --         --
  In excess of net investment income           --         --       (.14)        --         --       (.03)
  From net realized gains                      --         --         --         --         --         --
                                          -------    -------   --------   --------   --------   --------
  Total distributions                          --       (.01)      (.14)     (1.11)        --       (.03)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $8.19      $7.79      $9.86     $15.95     $21.12     $15.81
--------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                5.13%    (20.89)%   (37.41)%   (20.10)%    33.59%      1.36%
Ratios to Average Net Assets (b):
  Net investment income (loss)              (1.27)%      .27%      (.72)%     (.60)%     (.40)%     (.66)%
  Total expenses                             2.47%      2.18%      1.74%      1.54%      1.53%      1.58%
  Expenses reimbursed or offset                --       (.06)%       --       (.02)%     (.02)%     (.03)%
  Net expenses                               2.47%      2.12%      1.74%      1.52%      1.51%      1.55%
Portfolio turnover rate                        52%       252%        43%        40%        26%        28%

Net assets, end of period (in
  thousands)                              $81,068    $96,057   $149,759   $187,466   $248,781   $181,473

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER
31, 1999 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/99      1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD        $3.42      $3.79      $9.40     $18.40     $21.40     $24.80
--------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income (loss)               (.08)      (.11)       .01        .40        .50        .60
  Net realized and unrealized gain
    (loss)                                    .38       (.26)     (5.50)     (8.90)     (3.00)     (3.30)
                                          -------    -------    -------    -------   --------   --------
  Total from investment activities            .30       (.37)     (5.49)     (8.50)     (2.50)     (2.70)
                                          -------    -------    -------    -------   --------   --------
Distributions

  From net investment income                   --         --       (.11)      (.50)      (.50)      (.60)
  In excess of net investment income           --         --       (.01)        --         --       (.10)
  From net realized gains                      --         --         --         --         --         --
                                          -------    -------    -------    -------   --------   --------
  Total distributions                          --         --       (.12)      (.50)      (.50)      (.70)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $3.72      $3.42      $3.79      $9.40     $18.40     $21.40
--------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                8.77%     (9.76)%   (58.83)%   (46.49)%   (11.73)%   (11.21)%
Ratios to Average Net Assets (b):
  Net investment income (loss)              (4.22)%    (2.88)%      .53%      2.68%      1.81%      2.47%
  Total expenses                             5.82%      5.59%      2.67%      1.84%      1.58%      1.47%
  Expenses reimbursed or offset                --       (.35)%     (.20)%     (.04)%     (.04)%     (.05)%
  Net expenses                               5.82%      5.24%      2.47%      1.80%      1.54%      1.42%
Portfolio turnover rate                        47%       388%       220%        44%        24%        33%

Net assets, end of period (in
  thousands)                              $34,222    $38,286    $46,251    $79,598   $153,839   $211,171

     The values shown above for the prior periods have been adjusted to reflect the 1-for-10 reverse stock split, which was effective on July 1, 1998.

(a)  Total returns for periods less than one year are not annualized.

(b)  Ratios are annualized for periods less than one year.  Expenses  reimbursed or offset reflect  reductions to total expenses,  as discussed in the notes
     to  the  financial  statements.   These  amounts  would  decrease  the  net
     investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 NOTICE OF CHANGE IN INDEPENDENT ACCOUNTANTS
------------------------0-------------------------------------------------------

 On July 1, 1999, PricewaterhouseCoopers LLP (PwC) informed the Chairman of the Audit Committee and management of U.S. Global Investors Funds that they declined to stand for reappointment, upon the completion of the audit of the June 30, 1999 financial statements of the funds. Based on the recommendation of the Audit Committee of U.S. Global Investors Funds, the board of trustees voted to appoint Arthur Andersen LLP as the funds' independent accountants for the fiscal year ended June 30, 2000. During the two most recent fiscal years ended June 30, 1999 and June 30, 1998, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years ended June 30, 1999 and June 30, 1998 and through August 23, 1999, there were no disagreements between the funds and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such years.

--------------------------------------------------------------------------------
 NOTES